UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Diversified Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536.
Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 02/28/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

FEBRUARY 28, 2009 | (UNAUDITED)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Senior Floating Rate Fund, Inc.

BlackRock Senior Floating Rate Fund II, Inc.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crisis swelled into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The US economy appeared somewhat resilient through the first few months of 2008 before becoming mired in the worst recession in decades. The economic data was dire across the board, but worse was the intensifying pace of deterioration in consumer spending, employment, manufacturing and other key indicators. US gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter — substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system. In addition to slashing the federal funds target rate from 3% to a record low range of 0% to 0.25%, the central bank provided enormous cash injections and significantly expanded its balance sheet via various lending and acquisition programs.

Against this backdrop, US equities contended with relentless market volatility, and the sentiment turned decisively negative toward period end. Declines were significant and broad based, with little divergence among the returns for large and small cap stocks. Non-US stocks were not spared either, as the credit crisis revealed itself to be global in nature and economic activity slowed dramatically.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll.

Meanwhile, tax-exempt issues posted positive returns for the period, but the sector was not without significant challenges, including a shortage of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of February 28, 2009	6-month	12-month
US equities (S&P 500 Index)	(41.82)%	(43.32)%
Small cap US equities (Russell 2000 Index)	(46.91)	(42.38)
International equities (MSCI Europe, Australasia, Far East Index)	(44.58)	(50.22)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.52	8.09
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	1.88	2.06
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.05	5.18
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(21.50)	(20.92)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments,

and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of February 28, 2009 BlackRock Defined Opportunity Credit Trust

Investment Objective

BlackRock Defined Opportunity Credit Trust (BHL) (the “Fund”) seeks high current income, with a secondary objective of long-
term capital appreciation.

Performance

For the six months ended February 28, 2009, the Fund returned (20.79)% based on market price and (27.30)% based on net asset value (“NAV”). For the same period, the Lipper Loan Participation Funds category posted an average return of (39.55)% on a market price basis and (35.93)% on a NAV basis. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises both closed-end funds and unleveraged continuously offered closed-end funds. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the differ-
ence between performance based on price and performance based on NAV. This semi-annual period was one of the most difficult in market history. Accordingly, the Fund was conservatively invested with an emphasis on more liquid credits and defensive market sectors, which aided relative performance for the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	BHL
Initial Offering Date	January 31, 2008
Yield on Closing Market Price as of February 28, 2009 ($9.35)[1]	14.44%
Current Monthly Distribution per Share[2]	$0.1125
Current Annualized Distribution per Share[2]	$1.3500
Leverage as of February 28, 2009[3]	24%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 A change in the distribution rate was declared on March 2, 2009. The Monthly Distribution per Share was decreased to $0.0825. The Yield on
Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents loans outstanding as a percentage of managed assets, which is the total assets of the Fund, including any assets attributable to any borrowing that may be outstanding, minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low
Market Price	$9.35	$12.66	(26.15)%	$13.29	$6.53
Net Asset Value	$9.70	$14.31	(32.22)%	$14.35	$8.36

The following chart shows the portfolio composition of the Fund’s long-term investments:

Portfolio Composition

	2/28/09	8/31/08
Floating Rate Loan Interests	99%	99%
Corporate Bonds	1	1

4 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Fund Summary as of February 28, 2009 BlackRock Diversified Income Strategies Fund, Inc.

Investment Objective

BlackRock Diversified Income Strategies Fund, Inc. (DVF) (the “Fund”) seeks to provide investors with a high current income by investing primarily in a diversified portfolio of floating rate debt securities and instruments, including floating or variable rate loans, bonds, preferred securities (including convertible preferred securities), notes or other debt securities or instruments that pay a floating rate of interest.

Performance

For the six months ended February 28, 2009, the Fund returned (47.13)% based on market price and (53.82)% based on NAV.
For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of (39.55)% on a market price basis and (35.93)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a discount to a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. During the period, high yield bonds, which made up 48% of the Fund’s portfolio as of February 28, 2009, performed inline with loans.
This was neutral to performance, however, the Fund’s allocation to high yield floating rate notes detracted, as these issues under-
performed. The Fund was 25% leveraged as of February 28, 2009, amplifying its negative return during one of the most difficult periods in market history. Credit quality also hampered results, as the Fund’s average credit distribution was lower than that of the market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	DVF
Initial Offering Date	January 31, 2005
Yield on Closing Market Price as of February 28, 2009 ($6.03)[1]	24.88%
Current Monthly Distribution per Share[2]	$0.125
Current Annualized Distribution per Share[2]	$1.500
Leverage as of February 28, 2009[3]	25%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 A change in the distribution rate was declared on March 2, 2009. The Monthly Distribution per Share was decreased to $0.1150. The Yield on
Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 As a percentage of managed assets, which is the total assets of the Fund, including any assets attributable to any borrowing that may be out-
standing, minus the sum of accrued liabilities, other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low
Market Price	$6.03	$12.77	(52.78)%	$13.04	$4.75
Net Asset Value	$5.75	$13.94	(58.75)%	$13.94	$5.73

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition
	2/28/09	8/31/08
Floating Rate Loan Interests	50%	47%
Corporate Bonds	48	50
Common Stock	1	3
Non-U.S. Government Agency
Mortgage-Backed Securities	1	—

Credit Quality Allocations[4]
	2/28/09	8/31/08
AA/Aa	—	3%
BBB/Baa	—	1
BB/Ba	9%	7
B/B	62	61
CCC/Caa	19	20
CC/Ca	6	2
Not Rated	4	6

4 Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investor
Service (“Moody’s”) ratings.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 5

Fund Summary as of February 28, 2009 BlackRock Floating Rate Income Strategies Fund, Inc

Investment Objective

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (the “Fund”) seeks high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments.

Performance

For the six months ended February 28, 2009, the Fund returned (35.03)% based on market price and (37.26)% based on NAV.
For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of (39.55)% on a market price basis and (35.93)% on a NAV basis. The performance of the Lipper category does not necessarily correlate to that of the
Fund, as the Lipper group comprises both closed-end funds and unleveraged continuously offered closed-end funds. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The six-month period featured considerable volatility in credit markets. Consequently, the Fund was invested fairly conservatively in terms of credit and sector allocation, which aided performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	FRA
Initial Offering Date	October 31, 2003
Yield on Closing Market Price as of February 28, 2009 ($8.74)[1]	15.77%
Current Monthly Distribution per Share[2]	$0.114835
Current Annualized Distribution per Share[2]	$1.378020
Leverage as of February 28, 2009[3]	19%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 A change in the distribution rate was declared on March 2, 2009. The Monthly Distribution per Share was decreased to $0.104835. The Yield on
Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future.
3 Represents loans outstanding as a percentage of managed assets, which is the total assets of the Fund, including any assets attributable to any borrowing that may be outstanding, minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low
Market Price	$8.74	$14.49	(39.68)%	$14.68	$7.79
Net Asset Value	$9.39	$16.12	(41.75)%	$16.12	$8.96

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the
Fund’s corporate bond investments:

Portfolio Composition
	2/28/09	8/31/08
Floating Rate Loan Interests	71%	73%
Corporate Bonds	28	26
Non-U.S. Government Agency
Mortgage-Backed Securities	1	—
Common Stocks	—	1

Credit Quality Allocations[4]
	2/28/09	8/31/08
AA/Aa	—	5%
BBB/Baa	18%	11
BB/Ba	17	11
B/B	51	59
CCC/Caa	7	8
CC/Ca	1	—
D	1	—
Not Rated	5	6

4 Using the higher of S&P’s or Moody’s ratings.

6 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Fund Summary as of February 28, 2009 BlackRock Limited Duration Income Trust

Investment Objective

BlackRock Limited Duration Income Trust (BLW) (the “Fund”) seeks to provide current income and capital appreciation.

Performance

For the six months ended February 28, 2009, the Fund returned (13.14)% based on market price and (20.15)% based on NAV.
For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (34.08)%
on a market price basis and (34.87)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on
NAV. The Fund’s 24% allocation to mortgage securities (as of February 28, 2009) helped relative performance dramatically, as these issues outperformed high yield for the six-month period. The Fund employed very little leverage, which also proved beneficial to performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Yield on Closing Market Price as of February 28, 2009 ($11.96)[1]	10.03%
Current Monthly Distribution per Share[2]	$0.10
Current Annualized Distribution per Share[2]	$1.20

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 A change in the distribution rate was declared on March 2, 2009. The Monthly Distribution per Share was decreased to $0.09. The Yield on Closing
Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Fund’s market price and net asset value per share:

	2/28/09	8/31/08	Change	High	Low
Market Price	$11.96	$14.57	(17.91)%	$14.83	$ 8.83
Net Asset Value	$12.61	$16.71	(24.54)%	$16.81	$11.86

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the
Fund’s corporate bond investments:

Portfolio Composition
	2/28/09	8/31/08
Floating Rate Loan Interests	44%	46%
U.S. Government Agency
Mortgage-Backed Securities	24	16
Corporate Bonds	24	32
U.S. Government Obligations	5	4
Foreign Government Obligations	3	2

Credit Quality Allocations[3]
	2/28/09	8/31/08
AAA/Aaa	—	7%
BBB/Baa	23%	14
BB/Ba	21	17
B/B	34	44
CCC/Caa	17	13
C/C	1	—
Not Rated	4	5

3 Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 7

Fund Summary as of February 28, 2009 BlackRock Senior Floating Rate Fund, Inc.

Investment Objective

BlackRock Senior Floating Rate Fund, Inc. (the “Fund”) is a continuously offered closed-end fund that seeks high current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made by banks and other financial institutions.

Performance

For the six months ended February 28, 2009, the Fund returned (22.69)% based on NAV. For the same period, the closed-end
Lipper Loan Participation Funds category posted an average return of (35.93)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund employed no leverage during the six months, while the Lipper category comprises primarily leveraged closed-end funds. This had a huge impact on relative performance during the first three months of the reporting period —
notably, the worst period in market history. In general, the Fund was defensively positioned with respect to sector allocation, and was broadly diversified among individual credits. This aided performance in the first half, but detracted as performance improved during the final two months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information1

Initial Offering Date	November 3, 1989
Yield based on Net Asset Value as of February 28, 2009 ($5.95)[2]	6.60%
Current Monthly Distribution per Share[3]	$0.030132
Current Annualized Distribution per Share[3]	$0.392792

1 The Fund is a continuously offered closed-end fund that does not trade on an exchange.
2 Yield based on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.
Past performance does not guarantee future results.
3 The distribution is not constant and is subject to change.

The table below summarizes the change in the Fund’s NAV per share:

	2/28/09	8/31/08	Change	High	Low
Net Asset Value	$5.95	$7.98	(25.44)%	$7.98	$5.54

Expense Example for Continuously Offered Closed-End Funds

		Actual			Hypothetical[5]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2008 February 28,2009		During the Period[4]	September 1, 2008 February 28,2009		During the Period[4]
BlackRock Senior Floating Rate, Inc.	$1,000	$773.10	$6.66	$1,000	$1,017.39	$7.57

4 Expenses are equal to the annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the Master LLC in which it invests.
5 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses for Continuously Offered Closed-End Funds” on page 11 for further information on how expenses were calculated.

8 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Fund Summary as of February 28, 2009 BlackRock Senior Floating Rate Fund II, Inc.

Investment Objective

BlackRock Senior Floating Rate Fund II, Inc. (the “Fund”) is a continuously offered closed-end fund that seeks high current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made by banks and other financial institutions.

Performance

For the six months ended February 28, 2009, the Fund returned (22.75)% based on NAV. For the same period, the closed-end
Lipper Loan Participation Funds category posted an average return of (35.93)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund employed no leverage during the six months, while the Lipper category comprises primarily leveraged closed-end funds. This had a huge impact on relative performance during the first three months of the reporting period —
notably, the worst period in market history. In general, the Fund was defensively positioned with respect to sector allocation, and was broadly diversified among individual credits. This aided performance in the first half, but detracted as performance improved during the final two months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information1

Initial Offering Date	March 26, 1999
Yield based on Net Asset Value as of February 28, 2009 ($6.44)[2]	6.46%
Current Monthly Distribution per Share[3]	$0.031926
Current Annualized Distribution per Share[3]	$0.416178

1 The Fund is a continuously offered closed-end fund that does not trade on an exchange.
2 Yield based on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.
Past performance does not guarantee future results.
3 The distribution is not constant and is subject to change.

The table below summarizes the change in the Fund’s NAV per share:

	2/28/09	8/31/08	Change	High	Low
Net Asset Value	$6.44	$8.67	(25.72)%	$8.67	$6.02

Expense Example for Continuously Offered Closed-End Funds

		Actual			Hypothetical[5]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2008 February 28,2009		During the Period[4]	September 1, 2008 February 28,2009		During the Period[4]
BlackRock Senior Floating Rate II, Inc.	$1,000	$772.50	$7.30	$1,000	$1,016.56	$8.30

4 Expenses are equal to the annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the Master LLC in which it invests.
5 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses for Continuously Offered Closed-End Funds” on page 11 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 9

The Benefits and Risks of Leveraging

BlackRock Defined Opportunity Credit Trust, BlackRock Diversified Income
Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc.
and BlackRock Limited Duration Income Trust (each a “Fund” and collec-
tively, the “Funds”) may utilize leverage to seek to enhance the yield and
NAV of its Common Shares. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage through borrowings and the issuance of short-term debt securities. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the
Fund’s shareholders will benefit from the incremental yield.

The interest earned on securities purchased with the proceeds from lever-
age is paid to Common Shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of the
Fund’s Common Shares. However, in order to benefit Common Share-
holders, the yield curve must be positively sloped; that is, short-term inter-
est rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-
term interest rates, returns to Common Shareholders will be lower than if the Fund had not used leverage.

To illustrate these concepts, assume a Fund’s Common Shares capitaliza-
tion is $100 million and it issues debt securities for an additional $30 mil-
lion, creating a total value of $130 million available for investment in long-
term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays interest expense on the $30 million of debt securities based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $130 million earns the income based on long-term inter-
est rates. In this case, the interest expense of the debt securities is signifi-
cantly lower than the income earned on the fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incre-
mental yield.

Conversely, if prevailing short-term interest rates rise above long-term inter-
est rates of 6%, the yield curve has a negative slope. In this case, the Fund pays interest expense on the higher short-term interest rates whereas the
Fund’s total portfolio earns income based on lower long-term interest rates.
If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common
Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other fac-
tors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s debt securities do not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the
Fund’s NAV positively or negatively in addition to the impact on Fund per-
formance from leverage from debt securities.

The use of leverage may enhance opportunities for increased returns to the
Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gen-
erally cause greater changes in a Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to shareholders will be reduced. The Funds may be required to sell portfolio securities at inopportune times or below fair mar-
ket values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Funds to incur losses. The use of leverage may limit a
Funds’ ability to invest in certain types of securities or use certain types of hedging strategies. The Funds will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common
Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to borrow through a credit facility and the issuance of short-term debt securities up to 33 1 / 3 % of total managed assets. As of February 28, 2009, BlackRock
Limited Duration Income Trust had no outstanding leverage and the other
Funds had outstanding leverage from credit facility borrowings as a per-
centage of total managed assets as follows:

Percent of
Leverage
BlackRock Defined Opportunity Credit Trust	24%
BlackRock Diversified Income Strategies Fund, Inc	25%
BlackRock Floating Rate Income Strategies Fund, Inc	19%

10 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Derivative Instruments

The Funds may invest in various derivative instruments, including swap agreements, futures and forward currency contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instru-
ment and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured.
The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Disclosure of Expenses for Continuously Offered Closed-End Funds

Shareholders of BlackRock Senior Floating Rate Fund, Inc. and
BlackRock Senior Floating Rate Fund II, Inc. may incur the following charges:
(a) expenses related to transactions, including early withdrawal fees; and
(b) operating expenses, including advisory fees, and other Fund expenses.
The examples on pages 8 and 9 (which are based on a hypothetical invest-
ment of $1,000 invested on September 1, 2008 and held through
February 28, 2009) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as early withdrawal fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders deter-
mine the relative total expenses of owning different funds. If these trans-
actional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 11

Schedule of Investments February 28, 2009 (Unaudited)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 1.8%
Avio S.p.A. Facility:
B2, 2.604%, 12/15/14	USD	471	$243,834
C2, 3.229%, 12/14/15		500	258,750
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 2.10%, 3/26/14		135	61,807
Term Loan, 2.479% – 3.459%, 3/26/14		2,291	1,052,566
			1,616,957
Auto Components — 2.7%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14		2,199	1,456,534
Dana Holding Corp. Term Advance,
6.50% – 7.25%, 1/31/15		1,321	402,071
Goodyear Tire & Rubber Co., The Loan (Second Lien),
2.23%, 4/30/14		750	521,518
			2,380,123
Automobiles — 0.4%
Ford Motor Co. Term Loan, 5%, 12/15/13		992	317,156
Building Products — 1.5%
Building Materials Corp. of America Term Loan Advance,
3.625% – 3.875%, 2/22/14		745	507,849
Momentive Performance Materials (Blitz 06-103 GMBH)
Tranche B-2 Term Loan, 3.803%, 12/04/13	EUR	1,000	790,229
			1,298,078
Capital Markets — 0.7%
Nuveen Investments, Inc. Term Loan,
3.479% – 4.466%, 11/13/14	USD	1,310	617,619
Chemicals — 5.5%
Brenntag Holding Gmbh & Co. KG Facility B2,
2.47% – 3.501%, 1/20/14		1,000	790,000
Cognis GMBH Facility C, 3.996%, 9/15/13		1,000	587,500
Huish Detergents Inc. Tranche B Term Loan,
2.17%, 4/26/14		992	840,269
Matrix Acquisition Corp. (MacDermid, Inc.)
Tranche B Term Loan, 2.479%, 4/12/14		1,712	1,010,017
PQ Corp. (fka Niagara Acquisition, Inc.):
Loan (Second Lien), 7.68%, 7/30/15		1,000	350,000
Term Loan (First Lien), 4.43% – 4.71%, 7/31/14		995	594,513
Solutia Inc. Loan, 8.50%, 2/28/14		992	637,669
			4,809,968
Commercial Services & Supplies — 4.6%
Alliance Laundry Systems LLC Term Loan,
3.35% – 3.59%, 1/27/12		842	686,316
Aramark Corp.:
Letter of Credit Facility, 2.038%, 1/26/14		119	103,208
U.S. Term Loan, 3.334%, 1/26/14		1,881	1,624,570
Kion Group GMBH (formerly Neggio Holdings 3 GMBH):
Facility B, 2.479%, 12/29/14		500	170,000
Facility C, 2.979%, 12/29/15		500	170,000
Synagro Technologies, Inc. Term Loan (First Lien),
2.45%, 4/02/14		992	553,287
West Corp. Term B-2 Loan, 2.82% – 2.854%, 10/24/13		988	722,953
			4,030,334
Computers & Peripherals — 1.0%
Intergraph Corp. Initial Term Loan (First Lien),
3.256%, 5/29/14		1,000	855,000

		Par
Floating Rate Loan Interests		(000)	Value

Containers & Packaging — 3.5%
Crown Americas LLC Additional Term B Dollar Loan,
2.205%, 11/15/12	USD	495	$442,109
Graphic Packaging International, Inc. Incremental Term
Loan, 3.203% – 4.185%, 5/16/14		1,480	1,261,557
Smurfit Kappa Acquisitions (JSG):
C1 Term Loan Facility, 3.678% – 5.28%, 7/16/15	EUR	500	466,426
Term B1, 3.428% – 5.03%, 7/16/14		500	466,426
Smurfit-Stone Container TLB, 8.75%, 2/03/10	USD	435	432,281
			3,068,799
Diversified Consumer Services — 1.1%
Coinmach Corp. Term Loan, 3.47% – 4.26%, 11/14/14		1,489	967,669
Diversified Telecommunication Services — 5.7%
BCM Ireland Holdings Ltd. (Eircom):
Facility B, 3.428%, 8/14/14	EUR	493	416,914
Facility C, 3.678%, 8/14/13		492	416,961
Hawaiian Telcom Communications, Inc. Tranche C
Term Loan, 4.75%, 5/30/14	USD	500	208,438
Integra Telecom Holdings, Inc. Term Loan (First Lien),
5.506% – 7.219%, 8/31/13		1,982	1,189,462
PAETEC Holding Corp. Replacement Term Loan,
2.979%, 2/28/13		970	703,345
Time Warner Telecom Holdings Inc. Term Loan B Loan,
2.48%, 1/07/13		1,030	910,639
Wind Finance SL S.A. Euro Facility (Second Lien),
11.473%, 12/17/14	EUR	1,000	1,097,923
			4,943,682
Electric Utilities — 0.6%
Astoria Generating Co. Acquisitions, LLC Second Lien
Term Loan C, 4.23%, 8/23/13	USD	750	540,937
Electronic Equipment & Instruments — 2.4%
Flextronics International Ltd.:
A Closing Date Loan, 3.344% – 3.685%, 10/01/14		765	501,144
Delay Draw Term Loan, 3.344%, 10/01/12		220	144,007
L-1 Identity Solutions Operating Co. Term Loan,
6.75%, 8/05/13		370	339,762
Matinvest 2 SAS/Butterfly Wendel US, Inc.
(Deutsche Connector):
B-2 Facility, 2.695%, 6/22/14		909	609,205
C-2 Facility, 3.195%, 6/22/15		751	503,360
			2,097,478
Energy Equipment & Services — 1.9%
Dresser, Inc. Term B Loan, 2.729% – 3.488%, 5/04/14		1,488	1,068,565
Volnay Acquisition Co. I (aka CGG) B1 Term Loan Facility,
2.906% – 5.428%, 1/12/14		702	605,528
			1,674,093
Food & Staples Retailing — 1.1%
AB Acquisitions UK Topco 2 Ltd Facility B2 UK
Borrower, 4.161%, 7/09/15	GBP	1,000	1,005,300
Food Products — 1.3%
Dole Food Co., Inc.:
Credit-Linked Deposit, 2.13%, 4/12/13	USD	74	65,941
Tranche B Term Loan, 2.50% – 4.25%, 4/12/13		130	116,575
Solvest, Ltd. (Dole) Tranche C Term Loan,
2.563% – 4.25%, 4/12/13		485	434,324
Wm. Wrigley Jr. Co. Tranche B Term Loan,
6.50%, 10/06/14		500	493,334
			1,110,174

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Health Care Equipment & Supplies — 3.3%
Bausch & Lomb Inc.
Delayed Draw Term Loan, 4.709%, 4/24/15	USD	150	$127,664
Parent Term Loan, 4.709%, 4/24/15		988	842,580
Biomet, Inc. Dollar Term Loan, 4.459%, 3/25/15		977	870,064
DJO Finance LLC (ReAble Therapeutics Fin LLC) Term
Loan, 3.479% – 4.459%, 5/20/14		990	823,350
Hologic, Inc. Tranche B Term Loan, 3.75%, 3/31/13		254	228,521
			2,892,179
Health Care Providers & Services — 8.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.729%, 7/25/14		168	142,069
Funded Term Loan, 2.729% – 3.506%, 7/25/14		3,292	2,787,375
HCA Inc.:
Tranche A-1 Term Loan, 3.459%, 11/17/12		1,963	1,708,546
Tranche B-1 Term Loan, 3.709%, 11/18/13		961	809,761
HealthSouth Corp. Term Loan,
2.95% – 4.69%, 3/10/13		1,762	1,554,935
Surgical Care Affiliates, LLC Term Loan,
3.459%, 12/29/14		495	296,985
Symbion, Inc.:
Tranche A Term Loan, 3.729%, 8/23/13		477	238,378
Tranche B Term Loan, 3.729%, 8/25/14		477	238,378
			7,776,427
Health Care Technology — 0.5%
Sunquest Information Systems, Inc. (Misys Hospital
Systems, Inc.) Term Loan, 3.73% – 4.21%, 10/13/14		494	395,000
Hotels, Restaurants & Leisure — 3.1%
Harrah’s Operating Co., Inc. Term B-2 Loan,
4.159% – 4.459%, 1/28/15		1,729	1,005,931
Penn National Gaming, Inc. Term Loan B,
2.23% – 2.99%, 10/03/12		985	886,928
QCE, LLC (Quiznos) Term Loan (First Lien),
3.75%, 5/05/13		992	547,220
VML US Finance LLC (aka Venetian Macau) Term B:
Delayed Draw Project Loan, 2.73%, 5/25/12		181	104,014
Funded Project Loan, 2.73%, 5/27/13		319	183,714
			2,727,807
Household Durables — 2.9%
Jarden Corp. Term Loan B3, 3.959%, 1/24/12		1,733	1,564,501
Yankee Candle Co., Inc. Term Loan,
2.42% – 3.47%, 2/06/14		1,606	974,197
			2,538,698
Household Products — 0.5%
VI-JON, Inc. (VJCS Acquisition, Inc.) Tranche B
Term Loan, 2.72%, 4/24/14		500	425,000
IT Services — 8.6%
Amadeus Global Travel Distribution SA:
Term Loan B, 2.419%, 5/22/15		969	550,393
Term Loan C, 2.919%, 5/22/16		969	550,393
Amadeus IT Group SA/Amadeus Verwaltungs GmbH:
Term B3 Facility, 3.747%, 6/30/13	EUR	308	233,198
Term B4 Facility, 3.747%, 6/30/13		186	141,219
Term C3 Facility, 4.247%, 6/30/14		308	233,198
Term C3 Facility, 4.247%, 6/30/14		186	141,219
Ceridian Corp U.S. Term Loan, 3.47%, 11/09/14	USD	2,000	1,380,000
First Data Corp. Initial Tranche:
B-2 Term Loan, 3.223% – 3.229%, 9/24/14		2,724	1,788,577
B-3 Term Loan, 3.223% – 3.229%, 9/24/14		991	647,588

		Par
Floating Rate Loan Interests		(000)	Value

IT Services (concluded)
SunGard Data Systems Inc. (Solar Capital Corp.)
New US Term Loan:
2.198% – 2.991%, 2/28/14	USD	1,982	$1,658,528
6.75%, 2/28/14		249	229,924
			7,554,237
Independent Power Producers &
Energy Traders — 6.7%
Dynegy Holdings Inc.:
Term Letter of Credit Facility Term Loan, 1.98%, 4/02/13		208	172,078
Tranche B Term Loan, 1.98%, 4/02/13		17	13,994
Mirant North America, LLC Term Loan,
2.229%, 1/03/13		748	681,636
NRG Energy, Inc.:
Credit-Linked Deposit, 1.60%, 2/01/13		164	150,182
Term Loan, 1.869% – 2.959%, 2/01/13		1,738	1,595,512
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan,
3.948% – 4.451%, 10/10/14		496	309,338
Initial Tranche B-3 Term Loan,
3.948% – 4.451%, 10/10/14		4,702	2,933,110
			5,855,850
Industrial Conglomerates — 0.7%
Sequa Corp. Term Loan, 3.67% – 3.70%, 12/03/14		990	603,718
Insurance — 0.8%
Alliant Holdings I, Inc. Term Loan, 4.459%, 8/21/14		990	742,481
Internet & Catalog Retail — 0.2%
FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		249	213,216
Life Sciences Tools & Services — 1.4%
Life Technologies Corp. Term B Facility,
5.25%, 11/20/15		1,247	1,220,379
Machinery — 3.3%
LN Acquisition Corp. (Lincoln Industrial):
Delayed Draw Term Loan (First Lien),
2.95%, 7/11/14		269	216,252
Initial U.S. Term Loan (First Lien), 2.95%, 7/11/14		716	576,673
Navistar International Corp.:
Revolving Credit-Linked Deposit,
3.677% – 3.729%, 1/19/12		533	381,778
Term Advance, 3.729%, 1/19/12		1,467	1,049,888
Oshkosh Truck Corp. Term B Loan,
2.20% – 3.95%, 12/06/13		892	624,070
			2,848,661
Media — 31.5%
AlixPartners, LLP Tranche C Term Loan,
2.94% – 3.36%, 10/12/13		500	430,000
Alpha Topco Ltd. (Formula One):
Facility B1, 2.854%, 12/31/13		572	287,662
Facility B2, 2.854%, 12/31/13		393	197,768
Bresnan Communications, LLC:
Additional Term Loan B (First Lien),
3.13%, 6/30/13		250	213,125
Term Loan B (First Lien), 3.18% – 4.20%, 9/29/13		500	426,250
CSC Holdings Inc (Cablevision) Incremental Term Loan,
2.205% – 2.692%, 3/29/13		1,728	1,568,497
Catalina Marketing Corp. Initial Term Loan,
4.459%, 10/01/14		1,979	1,568,110
Cengage Learning Acquisitions, Inc. (Thomson Learning)
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,488	1,741,250
Cequel Communications, LLC (aka Cebridge) Term Loan,
2.445% – 4.25%, 11/05/13		2,476	2,086,856
Charter Communications Operating, LLC Replacement
Term Loan, 3.18% – 3.36%, 3/06/14		1,741	1,382,082

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 13

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Media (concluded)
Clarke American Corp. Tranche B Term Loan,
2.979% – 3.959%, 6/30/14	USD	1,480	$871,661
Dex Media West LLC Tranche B Term Loan,
7%, 10/24/14		750	360,000
Discovery Communications Holding, LLC Term Loan B,
3.459%, 5/14/14		987	895,053
FoxCo Acquisition Sub, LLC Term Loan,
7.25%, 7/14/15		749	384,358
Getty Images, Inc Initial Term Loan,
6.25% – 7.25%, 7/02/15		497	472,860
Gray Television, Inc. Term Loan B – DD,
1.95% – 2.93%, 12/31/14		483	242,325
HMH Publishing Co. Ltd. (fka Education Media)
Tranche A Term Loan, 5.256%, 6/12/14		1,995	1,122,188
Hanley-Wood, LLC (FSC Acquisition) Term Loan,
2.695% – 2.729%, 3/08/14		496	180,297
Hargray Acquisition Co./DPC Acquisition LLC/HCP
Acquisition LLC, Term Loan (First Lien),
3.486%, 6/27/14		491	387,741
Idearc Inc (Verizon) Tranche B Term Loan,
2.48% – 3.46%, 11/17/14		368	128,477
Insight Midwest Holdings, LLC B Term Loan,
2.42%, 4/07/14		1,000	879,583
Intelsat Corp. (fka PanAmSat Corp.):
Term B-2-B, 3.925%, 1/03/14		663	566,489
Term B-2-C, 3.925%, 1/03/14		663	566,489
Tranche B-2-A Term Loan, 3.925%, 1/03/14		663	566,661
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 4.589%, 6/28/15	EUR	1,010	114,483
Facility C1, 4.839%, 6/30/16		1,010	114,483
Local TV Finance, LLC Term Loan, 2.48%, 5/07/13	USD	1,982	832,605
MCC Iowa LLC (Mediacom Broadband Group):
Tranche D-1 Term Loan, 2.12%, 1/31/15		879	747,567
Tranche D-2 Term Loan, 2.12%, 1/31/15		248	210,886
Mediacom Illinois, LLC (fka Mediacom
Communications, LLC) Tranche C Term Loan,
1.87%, 1/31/15		735	610,384
NTL Cable Plc:
Term Loan, 4.392%, 11/19/37	GBP	389	447,261
Term Loan B, 5.892%, 9/03/12		469	538,117
NV Broadcasting, LLC Term Loan (First Lien),
5.22%, 11/01/13	USD	1,639	639,148
Newsday, LLC:
Fixed Rate Term Loan, 9.75%, 8/01/13		250	225,625
Floating Rate Term Loan, 6.594%, 8/01/13 (a)		500	438,750
Nielsen Finance LLC Dollar Term Loan,
2.448%, 8/09/13		2,472	1,939,626
Parkin Broadcasting, LLC Term Loan, 5.22%, 11/01/13		336	131,106
Sunshine Acquisition Ltd. (aka HIT Entertainment)
Term Facility, 3.49%, 7/31/14		1,751	831,623
TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		399	380,646
UPC Financing Partnership:
Facility N, 2.163%, 12/31/14		250	211,875
M Facility, 3.759%, 12/31/14	EUR	750	694,957
M Facility, 3.759%, 11/19/37		650	602,296
Virgin Media NTL Term Loan B,
5.892%, 9/03/12	GBP	281	321,915
			27,559,135
Metals & Mining — 0.7%
Algoma Steel Inc. Term Loan, 2.92%, 6/20/13	USD	995	587,020

		Par
Floating Rate Loan Interests		(000)	Value

Multi-Utilities — 0.5%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
First Lien Term Loan B, 4.125%, 11/01/13	USD	443	$369,847
Synthetic Letter of Credit, 2.65%, 11/01/13		57	47,653
			417,500
Multiline Retail — 1.5%
Dollar General Corp. Tranche B-1 Term Loan,
3.198% – 3.924%, 7/07/14		1,500	1,295,114
Oil, Gas & Consumable Fuels — 1.7%
Petroleum GEO-Services ASA/PGS Finance, Inc.
Term Loan, 3.21%, 6/29/15		1,458	1,047,419
Vulcan Energy Corp. (fka Plains Resources, Inc.)
Term B3 Loan, 5.50%, 8/12/11		500	432,500
			1,479,919
Paper & Forest Products — 3.5%
Georgia-Pacific LLC Term B Loan,
2.956% – 4.189%, 12/20/12		2,667	2,301,967
NewPage Corp. Term Loan, 5.313%, 12/22/14		1,233	750,718
			3,052,685
Personal Products — 0.9%
American Safety Razor Co., LLC Loan (Second Lien),
6.73%, 1/30/14		1,250	800,000
Pharmaceuticals — 0.9%
Warner Chilcott Co., Inc. Tranche B Acquisition Date
Term Loan, 3.459%, 1/18/12		579	522,445
Warner Chilcott Corp. Tranche C Acquisition Date
Term Loan, 3.459%, 1/18/12		269	242,722
			765,167
Professional Services — 1.1%
Booz Allen Hamilton Inc. Tranche B Term Loan,
7.50%, 7/31/15		998	939,146
Real Estate Management & Development — 0.3%
Capital Automotive LP Term Loan, 2.17%, 12/16/10		600	280,000
Road & Rail — 0.8%
RailAmerica, Inc.:
Canadian Term Loan, 5.44%, 8/14/09		65	58,707
U.S. Term Loan, 5.44%, 8/14/09		685	616,293
			675,000
Specialty Retail — 2.2%
Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
2.73% – 3.709%, 10/20/13		928	623,983
General Nutrition Centers, Inc. Term Loan,
3.69% – 3.72%, 9/16/13		990	720,170
Michaels Stores, Inc. Term Loan B,
2.688% – 3.313%, 10/31/13		990	553,505
			1,897,658
Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands Inc. Term B Loan (First Lien),
2.909% – 4%, 9/05/13		436	408,322
Wireless Telecommunication Services — 3.4%
Cricket Communications, Inc. (aka Leap Wireless)
Term B Loan, 6.50%, 6/16/13		1,070	989,970
MetroPCS Wireless, Inc. New Tranche B Term Loan,
2.75% – 3.438%, 11/03/13		1,536	1,331,492
Ntelos, Inc. Term B-1 Facility, 2.73%, 8/24/11		742	675,479
			2,996,941
Total Floating Rate Loan Interests — 126.2%			110,280,627

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (concluded)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Diversified Telecommunication Services — 0.7%
Qwest Corp., 5.246%, 6/15/13 (a)	USD 750	$635,625
Total Corporate Bonds — 0.7%		635,625
Total Long-Term Investments
(Cost — $146,762,245) — 126.9%		110,916,252

	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.73% (b)(c)	2,338	2,338,274
Total Short-Term Securities
(Cost — $2,338,274) — 2.7%		2,338,274
Total Investments (Cost — $149,100,519*) — 129.6%		113,254,526
Liabilities in Excess of Other Assets — (29.6)%		(25,860,529)
Net Assets — 100.0%		$ 87,393,997

* The cost and unrealized appreciation (depreciation) of investments as of February
28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 148,898,929
Gross unrealized appreciation	$98,628
Gross unrealized depreciation	(35,743,031)
Net unrealized depreciation	$(35,644,403)

(a) Variable rate security. Rate shown is as of report date.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	USD (27,287)	$14,960

(c) Represents the current yield as of report date.
•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus try sub-classifications for reporting ease.
•Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased			Sold	Counterparty	Date	Appreciation

USD	5,195,272	EUR	3,963,000	Deutsche Bank AG 3/18/09		$172,291
USD	644,025	EUR	500,000	UBS AG	3/18/09	10,252
USD	209,232	EUR	165,000	UBS AG	3/18/09	87
USD	2,101,838	GBP	1,418,500	Deutsche Bank AG 3/18/09		71,293
USD	217,518	GBP	150,000	UBS AG	3/18/09	2,797
Total						$256,720

•Credit default swaps on traded indexes — sold protection outstanding as of
February 28, 2009 were as follows:

	Received				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Depreciation

LCDX Index	3.25%	JPMorgan	June	B–	USD 1,000	$(26,702)
		Chase Bank	2013

1 Using Standard and Poor’s weighted average ratings of the underlying securities in the index.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157, “Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	—	—	—
Level 2	$ 86,549,621	$256,720	$(26,702)
Level 3	26,704,905	—	—
Total	$113,254,526	$256,720	$(26,702)

* Other financial instruments are foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

Investments in
Securities
Assets
Balance as of August 31, 2008	$4,841,355
Accrued discounts/premiums	224,400
Realized loss	(275,118)
Change in unrealized appreciation/depreciation[1]	(15,927,562)
Net sales	(2,114,803)
Net transfers in Level 3	39,956,633
Balance as of February 28, 2009	$26,704,905

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 15

Schedule of Investments February 28, 2009 (Unaudited)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Airlines — 0.5%
US Airways Group, Inc. Loan, 2.979%, 3/21/14	USD	740	$336,469
Auto Components — 2.8%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14		1,954	1,294,426
Dana Holding Corp. Term Advance, 7.25%, 1/31/15		887	270,080
Intermet Corp.:
Term Loan B PIK, 7.696%, 11/08/10 (a)		110	43,816
Term Loan B, 7.696%, 11/08/10 (b)(c)		402	160,797
Synth Letter of Credit, 2.343%, 11/09/10 (b)(c)		335	134,110
Synth Letter of Credit PIK, 2.343%, 11/09/10 (a)		25	10,111
Metaldyne Co. LLC:
Deposit Funded Loan, 0.347% – 5.125%, 1/11/12		87	10,385
Initial Tranche B Term Loan, 8% – 9.87%, 1/13/14		590	70,804
			1,994,529
Automobiles — 0.3%
Ford Motor Co. Term Loan, 5%, 12/15/13		323	103,176
General Motors Corp. Secured Term Loan,
4.148%, 11/29/13		248	88,873
			192,049
Beverages — 0.2%
Culligan International Co. Loan (Second Lien),
6.485% – 8.536%, 4/24/13	EUR	500	111,985
Building Products — 0.7%
Stile Acquisition Corp. (aka Masonite):
Canadian Term Loan, 6.25%, 4/06/13	USD	566	231,335
US Term Loan, 6.75%, 4/06/13		572	233,590
			464,925
Chemicals — 4.2%
Edwards (Cayman Islands II) Ltd. Term Loan (First Lien),
2.479%, 5/31/14		493	295,500
Huish Detergents Inc. Tranche B Term Loan,
2.17%, 4/26/14		243	205,853
ISP Chemco LLC Term Loan, 2% – 2.75%, 6/04/14		493	412,059
PQ Corp. (fka Niagara Acquisition, Inc.):
Loan (Second Lien), 7.68%, 7/30/15		3,250	1,137,500
Term Loan (First Lien), 4.43% – 4.71%, 7/31/14		498	297,256
Solutia Inc. Loan, 8.50%, 2/28/14		995	639,271
			2,987,439
Commercial Services & Supplies — 1.7%
NES Rentals Holdings, Inc. Permanent Term Loan
(Second-Lien), 8%, 7/20/13		1,726	828,342
West Corp. Term B-2 Loan,
2.82% – 2.854%, 10/24/13		556	407,186
			1,235,528
Computers & Peripherals — 1.2%
Dealer Computer Services, Inc. (Reynolds & Reynolds)
Term Loan (First Lien), 2.479%, 10/26/12		663	431,155
Intergraph Corp. Second Lien Term Loan,
6.479% – 7.256%, 11/28/14		500	412,500
			843,655
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FR Brand
Acquisition Corp.) Second Lien Term Loan,
3.688% – 3.75%, 2/07/15		491	147,375
Containers & Packaging — 0.9%
Berry Plastics Group, Inc. Loan, 8.421%, 6/05/14		3,086	617,222
Diversified Consumer Services — 1.6%
Coinmach Corp. Term Loan, 3.47% – 4.26%, 11/14/14		1,737	1,128,947
Diversified Financial Services — 0.3%
J.G. Wentworth, LLC Loan (First Lien), 3.709%, 4/04/14		2,000	180,000

		Par
Floating Rate Loan Interests		(000)	Value

Diversified Telecommunication Services — 3.0%
Hawaiian Telcom Communications, Inc. Tranche C
Term Loan, 4.75%, 5/30/14	USD	1,500	$625,313
Wind Acquisition Holdings Finance S.A. Dollar PIK
Loan, 8.393%, 12/21/11		2,179	1,481,502
			2,106,815
Electrical Equipment — 0.4%
Generac Acquisition Corp. First Lien Term Loan,
2.919%, 11/10/13		494	264,258
Energy Equipment & Services — 1.9%
Dresser, Inc. Term B Loan,
2.729% – 3.488%, 5/04/14		970	696,874
MEG Energy Corp.:
Delayed Draw Term Loan, 3.46%, 4/02/13		496	307,288
Initial Term Loan, 3.46%, 4/03/13		486	301,475
			1,305,637
Food & Staples Retailing — 1.1%
McJunkin Corp. Term Loan, 4.709%, 1/31/14		735	535,325
WM. Bolthouse Farms, Inc. Second Lien Term Loan,
5.979%, 12/16/13		500	272,500
			807,825
Food Products — 2.2%
Dole Food Co., Inc.:
Credit-Linked Deposit, 0.66%, 4/12/13		86	77,368
Tranche B Term Loan, 2.50% – 4.25%, 4/12/13		153	136,776
JRD Holdings, Inc. (Jetro Holdings) Term Loan,
2.697%, 7/02/14		484	421,406
Solvest, Ltd. (Dole) Tranche C Term Loan,
2.563% – 4.25%, 4/12/13		568	509,588
Sturm Foods, Inc.:
Initial Term Loan First Loan,
3.438% – 3.75%, 1/31/14 (a)		491	278,784
Initial Term Loan Second Lien, 7.25%, 7/31/14		500	125,000
			1,548,922
Health Care Equipment & Supplies — 1.2%
DJO Finance LLC (ReAble Therapeutics Fin LLC)
Term Loan, 3.479% – 4.459%, 5/20/14		743	617,513
Hologic, Inc. Tranche B Term Loan, 3.75%, 3/31/13		254	228,521
			846,034
Health Care Providers & Services — 0.7%
CCS Medical, Inc. (Chronic Care) Term Loan (First Lien),
4.71%, 9/30/12		484	217,647
Health Management Associates, Inc. Term B Loan,
3.209%, 2/28/14		379	302,197
			519,844
Hotels, Restaurants & Leisure — 2.2%
Golden Nugget, Inc. Second Lien Term Loan,
3.73%, 12/31/14		500	65,000
Green Valley Ranch Gaming, LLC Second Lien
Term Loan, 3.697%, 8/16/14		500	25,000
Harrah's Operating Co., Inc. Term B-2 Loan,
4.159% – 4.459%, 1/28/15		496	288,652
Lake at Las Vegas Joint Venture/LLV-1, LLC (b)(c):
Revolving Loan Credit-Linked Deposit Account,
11.75%, 6/20/12		120	5,617
Term Loan, 11.75%, 6/20/12		1,125	52,510
Las Vegas Sands, LLC:
Delayed Draw I Term Loan, 2.16%, 5/23/14		199	87,809
Tranche B Term Loan, 2.16%, 5/23/14		788	347,705
QCE, LLC (Quiznos) Term Loan (Second Lien),
7.218%, 11/05/13		1,000	335,000
VML US Finance LLC (aka Venetian Macau) Term B:
Delayed Draw Project Loan, 2.73%, 5/25/12		76	43,957
Funded Project Loan, 2.73%, 5/27/13		549	316,038
			1,567,288

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Household Durables — 1.2%
American Residential Services LLC Term Loan
(Second Lien), 12%, 4/17/15	USD	1,010	$862,729
IT Services — 3.7%
Activant Solutions Inc. Term Loan, 3.438%, 5/02/13		1,570	737,792
Audio Visual Services Group, Inc.:
Loan (Second Lien), 6.96%, 8/28/14		500	35,000
Tranche B Term Loan (First Lien), 3.71%, 2/28/14		988	276,500
Ceridian Corp U.S. Term Loan, 3.47%, 11/09/14		1,000	690,000
First Data Corp.:
Initial Tranche B-2 Term Loan,
3.223% – 3.229%, 9/24/14		1,139	747,925
Initial Tranche B-3 Term Loan,
3.223% – 3.229%, 9/24/14		122	79,626
			2,566,843
Independent Power Producers & Energy Traders — 0.7%
Texas Competitive Electric Holdings Co., LLC (TXU) Initial
Tranche B-2 Term Loan, 3.909% – 4.451%, 10/10/14		738	460,494
Industrial Conglomerates — 0.3%
Sequa Corp. Term Loan, 3.67% – 3.70%, 12/03/14		398	242,488
Insurance — 0.5%
Alliant Insurance Services Term Loan B,
4.459%, 10/23/14		494	370,313
Internet & Catalog Retail — 0.6%
FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		499	426,431
Machinery — 3.2%
Navistar International Corp.:
Revolving Credit-Linked Deposit,
3.677% – 3.729%, 1/19/12		800	572,666
Term Advance, 3.729%, 1/19/12		2,200	1,574,833
Rexnord Holdings, Inc Loan, 9.181%, 3/01/13		390	97,502
			2,245,001
Media — 19.5%
Affinion Group Holdings, Inc. Loan, 8.523%, 3/01/12		1,150	517,500
AlixPartners, LLP Tranche C Term Loan,
2.94% – 3.36%, 10/12/13		506	435,258
Cengage Learning Acquisitions, Inc. (Thomson Learning)
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,236	1,565,379
Cequel Communications, LLC (aka Cebridge):
Second Lien Tranche A Term Loan (Cash Pay),
4.913%, 5/05/14		2,000	1,225,000
Term Loan, 2.445% – 4.25%, 11/05/13		793	668,427
EB Sports Corp Loan, 9.27%, 5/01/12		1,327	331,759
Ellis Communications KDOC, LLC Loan, 10%, 12/30/11		1,948	1,168,611
HMH Publishing Co. Ltd. (fka Education Media):
Mezzanine, 10.756%, 11/14/14		5,862	1,758,777
Tranche A Term Loan, 5.256%, 6/12/14		1,534	862,894
Insight Midwest Holdings, LLC B Term Loan,
2.42%, 4/07/14		475	417,802
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
Facility B1, 4.589%, 6/30/15	EUR	337	38,161
NEP II, Inc. Term B Loan, 2.729%, 2/18/14	USD	482	390,816
Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		2,000	1,805,000
Nielsen Finance LLC Dollar Term Loan, 2.448%, 8/09/13		1,955	1,533,874
Penton Media, Inc.:
Loan (Second Lien), 2.729% – 3.424%, 2/01/14		983	109,303
Term Loan (First Lien), 6.174%, 2/01/13		1,000	372,500
TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		499	475,808
			13,676,869
Metals & Mining — 0.7%
Euramax International, Inc.:
Domestic Loan (Second Lien), 13%, 6/29/13		503	75,375
Domestic Term Loan, 8.75%, 6/29/12		1,224	397,697
			473,072

		Par
Floating Rate Loan Interests		(000)	Value

Multiline Retail — 0.3%
Dollar General Corp. Tranche B-2 Term Loan,
3.229%, 7/07/14	USD	250	$205,813
Oil, Gas & Consumable Fuels — 5.7%
Petroleum GEO-Services ASA/PGS Finance, Inc.
Term Loan, 3.21%, 6/29/15		477	342,405
ScorpionDrilling Ltd. Second Lien, 8.966%, 5/08/14		2,000	1,610,000
Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		1,717	1,373,350
Vulcan Energy Corp. (fka Plains Resources, Inc.)
Term B3 Loan, 5.50%, 8/12/11		750	648,750
			3,974,505
Real Estate Management & Development — 0.8%
LNR Property Corp. Initial Tranche B Term Loan,
3.92%, 7/12/11		1,140	598,500
Software — 1.0%
Aspect Software, Inc. Loan (Second Lien),
8.313%, 7/11/12	USD	2,500	750,000
Total Floating Rate Loan Interests — 65.6%			46,059,804

Corporate Bonds
Auto Components — 2.6%
Allison Transmission, Inc. (d):
11%, 11/01/15		95	46,075
11.25%, 11/01/15 (a)		305	117,425
The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		2,000	1,600,000
Lear Corp., 8.75%, 12/01/16		255	43,350
			1,806,850
Building Products — 3.0%
CPG International I, Inc., 8.561%, 7/01/12 (e)		2,500	1,325,000
Momentive Performance Materials, Inc. Series WI,
9.75%, 12/01/14		400	152,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,350	621,000
			2,098,000
Capital Markets — 2.1%
E*Trade Financial Corp., 12.50%, 11/30/17		2,125	977,500
Marsico Parent Co., LLC, 10.625%, 1/15/16 (d)		724	296,840
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(d)		283	116,198
Marsico Parent Superholdco, LLC,
14.50%, 1/15/18 (a)(d)		193	79,423
			1,469,961
Chemicals — 2.1%
American Pacific Corp., 9%, 2/01/15		440	369,600
Wellman Holdings, Inc. (f):
Second Lien Subordinate Note, 10%, 1/29/19		894	894,000
Third Lien Subordinate Note, 5%, 1/29/19		272	190,400
			1,454,000
Commercial Services & Supplies — 0.9%
West Corp., 11%, 10/15/16		985	630,400
Construction Materials — 1.2%
Nortek, Inc., 10%, 12/01/13		2,050	820,000
Containers & Packaging — 8.6%
Berry Plastics Holding Corp., 5.871%, 9/15/14 (e)		2,235	1,039,275
Packaging Dynamics Finance Corp., 10%, 5/01/16 (d)		1,570	675,100
Smurfit Kappa Funding Plc, 7.75%, 4/01/15 (g)		5,000	2,912,500
Smurfit-Stone Container Enterprises, Inc.,
8%, 3/15/17 (b)(c)		780	68,250
Wise Metals Group LLC, 10.25%, 5/15/12		2,750	1,347,500
			6,042,625

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 17

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Diversified Financial Services — 3.1%
FCE Bank Plc, 7.125%, 1/16/12	EUR	2,300	$1,778,651
Ford Motor Credit Co. LLC, 4.01%, 1/13/12 (e)	USD	815	399,350
			2,178,001
Food Products — 1.0%
Tyson Foods, Inc., 10.50%, 3/01/14 (d)		750	706,875
Hotels, Restaurants & Leisure — 4.9%
Harrahs Operating Co., Inc.:
10%, 12/15/15 (d)		220	61,600
10.75%, 2/01/16		1,992	278,880
10.75%, 2/01/18 (a)		944	57,941
10%, 12/15/18 (d)		938	262,640
Little Traverse Bay Bands of Odawa Indians,
10.25%, 2/15/14 (d)		800	368,000
Shingle Springs Tribal Gaming Authority,
9.375%, 6/15/15 (d)		410	239,850
Snoqualmie Entertainment Authority,
5.384%, 2/01/14 (d)(e)		305	164,700
Travelport LLC, 5.886%, 9/01/14 (e)		810	259,200
Tropicana Entertainment LLC Series WI,
9.625%, 12/15/14 (b)(c)		120	1,200
Tunica-Biloxi Gaming Authority, 9%, 11/15/15 (d)		1,000	800,000
Universal City Florida Holding Co. I,
5.92%, 5/01/10 (e)		2,025	972,000
			3,466,011
Household Durables — 0.5%
Stanley-Martin Communities LLC, 9.75%, 8/15/15		1,250	350,000
IT Services — 0.3%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)(f)		370	246,975
Independent Power Producers & Energy Traders — 2.1%
Dynegy Holdings, Inc., 8.375%, 5/01/16		1,000	635,000
Energy Future Holdings Corp., 11.25%, 11/01/17 (a)		1,000	440,000
Texas Competitive Electric Holdings Co. LLC,
10.50%, 11/01/16 (a)		800	384,000
			1,459,000
Industrial Conglomerates — 0.7%
Sequa Corp. (d):
11.75%, 12/01/15		1,530	244,800
13.50%, 12/01/15 (a)		2,132	255,068
			499,868
Insurance — 0.3%
USI Holdings Corp., 5.113%, 11/15/14 (d)(e)		490	232,750
Machinery — 1.9%
ESCO Corp., 5.871%, 12/15/13 (d)(e)		920	570,400
RBS Global, Inc., 8.875%, 9/01/16		505	380,013
Titan International, Inc., 8%, 1/15/12		460	369,150
			1,319,563
Marine — 0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		141	84,600
Media — 4.3%
Affinion Group, Inc., 10.125%, 10/15/13		320	248,000
CSC Holdings, Inc., 8.50%, 4/15/14 (d)		180	172,800
Canadian Satellite Radio Holdings, Inc.,
12.75%, 2/15/14		3,000	607,500
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17		832	199,680
TL Acquisitions, Inc., 10.50%, 1/15/15 (d)		1,570	737,900
Virgin Media, Inc., 6.50%, 11/15/16 (d)(f)		2,000	1,045,000
			3,010,880

		Par
Corporate Bonds		(000)	Value

Metals & Mining — 1.9%
Aleris International, Inc. (b)(c):
9%, 12/15/14	USD	370	$37
10%, 12/15/16		500	625
RathGibson, Inc., 11.25%, 2/15/14		1,390	305,800
Ryerson, Inc., 8.545%, 11/01/14 (d)(e)		2,010	1,025,100
			1,331,562
Oil, Gas & Consumable Fuels — 4.8%
Chesapeake Energy Corp., 9.50%, 2/15/15		800	744,000
Denbury Resources, Inc., 9.75%, 3/01/16		1,500	1,410,000
Forest Oil Corp., 8.50%, 2/15/14 (d)		640	582,400
SandRidge Energy, Inc., 5.06%, 4/01/14 (e)		1,000	657,172
			3,393,572
Paper & Forest Products — 5.7%
Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (e)		5,000	450,000
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)(d)		2,623	1,183,870
Bowater, Inc., 9%, 8/01/09		190	48,450
NewPage Corp.:
7.42%, 5/01/12 (e)		3,000	720,000
10%, 5/01/12		1,820	550,550
Verso Paper Holdings LLC Series B,
4.92%, 8/01/14 (e)		4,000	1,040,000
			3,992,870
Pharmaceuticals — 1.3%
Angiotech Pharmaceuticals, Inc.,
5.011%, 12/01/13 (e)		1,500	918,750
Real Estate Management & Development — 1.0%
Realogy Corp.:
10.50%, 4/15/14		2,445	513,450
12.375%, 4/15/15		1,460	175,200
			688,650
Semiconductors & Semiconductor Equipment — 0.9%
Avago Technologies Finance Pte. Ltd.,
6.761%, 6/01/13 (e)		400	314,000
Spansion, Inc., 4.386%, 6/01/13 (b)(c)(d)		1,410	329,588
			643,588
Software — 0.1%
BMS Holdings, Inc., 9.224%, 2/15/12 (a)(d)(e)		446	107,517
Specialty Retail — 2.4%
Buffets, Inc., 12.50%, 11/01/14 (b)(c)		360	36
General Nutrition Centers, Inc., 7.584%, 3/15/14 (a)(e)		1,670	985,300
Michaels Stores, Inc.:
10%, 11/01/14		715	243,994
11.375%, 11/01/16		1,135	268,144
United Auto Group, Inc., 7.75%, 12/15/16		355	170,400
			1,667,874
Wireless Telecommunication Services — 5.9%
BCM Ireland Preferred Equity Ltd.,
8.959%, 2/15/17 (a)(d)	EUR	438	27,755
Crown Castle International Corp., 9%, 1/15/15	USD	215	209,625
Digicel Group Ltd. (d):
8.875%, 1/15/15		1,070	797,150
9.125%, 1/15/15 (a)		2,129	1,490,300
iPCS, Inc., 3.295%, 5/01/13 (e)		200	144,000
Nordic Telephone Co. Holdings ApS (d):
8.875%, 5/01/16		800	728,000
10.357%, 5/01/16 (e)	EUR	500	526,115
Orascom Telecom Finance SCA, 7.875%, 2/08/14 (a)	USD	325	195,000
			4,117,945
Total Corporate Bonds — 63.7%			44,738,687

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency	Par
Mortgage-Backed Securities	(000)	Value
Commercial Mortgage-Backed Securities — 1.5%
Crown Castle Towers LLC:
Series 2005-1A Class AFL, 0.841%, 6/15/35 (e)	USD 785	$714,350
Series 2005-1A Class AFX, 4.643%, 6/15/35 (d)	220	210,100
Global Signal Trust Series 2006-1 Class A2,
5.45%, 2/15/36	125	116,875
Total Non-U.S.Government Agency Mortgage-Backed
Securities — 1.5%		1,041,325

Asset-Backed Securities
North Street Referenced Linked Notes 2000-1 Ltd.
Series 2005-8A Class D, 16.496%, 6/15/41 (d)(e)	1,350	62,019
Total Asset-Backed Securities — 0.1%		62,019

Capital Trusts
Diversified Financial Services — 0.3%
Citigroup, Inc. Series E, 8.40% (e)(h)	690	241,569
Total Capital Trusts — 0.3%		241,569

Common Stocks	Shares
Capital Markets — 0.1%
E*Trade Financial Corp. (b)	96,809	77,447
Chemicals — 0.0%
Wellman Holdings, Inc.	1,613	403
Electrical Equipment — 0.1%
Medis Technologies Ltd. (b)	176,126	100,392
Oil, Gas & Consumable Fuels — 0.9%
EXCO Resources, Inc. (b)	72,787	663,089
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd.	311,678	176,394
Ainsworth Lumber Co. Ltd. (b)(d)	349,782	198,481
		374,875
Total Common Stocks — 1.6%		1,216,206

Preferred Stocks
Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (d)	48	20,880
Total Preferred Stocks — 0.0%		20,880
Total Long-Term Investments
(Cost — $199,041,581) — 132.8%		93,380,490

	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.73% (i)(j)	USD 2,757	2,757,179
Total Short-Term Securities
(Cost — $2,757,179) — 3.9%		2,757,179

Options Purchased	Contracts	Value

Over-the-Counter Call Options
Marsico Parent Superholdco LLC, expiring
December 2009 at USD 942.86,
Goldman Sachs & Co.	13	$20,995
Total Options Purchased
(Cost — $12,711) — 0.0%		20,995
Total Investments (Cost — $201,811,471*) — 136.7%		96,158,664
Liabilities in Excess of Other Assets — (36.7)%		(25,839,974)
Net Assets — 100.0%		$70,318,690

* The cost and unrealized appreciation (depreciation) of investments as of February 28,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 201,810,260
Gross unrealized appreciation	$348,397
Gross unrealized depreciation	(105,999,993)
Net unrealized depreciation	$(105,651,596)

(a) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(b) Non-income producing security.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Variable rate security. Rate shown is as of report date.
(f) Convertible security.
(g) All, or portion of, security held as collateral in connection with swaps.
(h) Security is perpetual in nature and has no stated maturity date.
(i) Represents the current yield as of report date.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	USD (2,835,226)	$17,840

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Foreign currency exchange contracts as of February 28, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)

USD	345,725	CAD	425,000	UBS AG	3/18/09	$ 11,678
USD	2,906,531	EUR	2,217,000	Deutsche Bank AG	3/18/09	96,383
USD	94,210	EUR	75,000	UBS AG	3/18/09	(856)
Total						$ 107,205

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 19

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

•Credit default swaps on single-name issues — buy protection outstanding as of
February 28, 2009 were as follows:

	Pay			Notional
	Fixed			Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)		Appreciation

Tyson		Goldman Sachs
Foods, Inc.	4.22%	Bank USA	March 2014	USD	500	162
Masco		JPMorgan
Corp.	5.30%	Chase Bank,
		National
		Association	March 2014	USD	500	14,093
Host Hotel &		Goldman Sachs
Resorts LP	5.00%	Bank USA	March 2014	USD 1,275		21,736
Mohawk		JPMorgan
Industries	4.45%	Chase Bank,
		National
		Association	March 2014	USD	500	5,594
Total						$41,585

•Credit default swaps on single-name issues — sold protection outstanding as of
February 28, 2009 were as follows:

	Received				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Depreciation

Ford Motor		Deutsche	March
Co.	4.20%	Bank AG	2010	CCC	USD 2,000	$(1,397,085)
BAA Ferrovial
Junior		Deutsche	June
Term Loan	2.00%	Bank AG	2012	A–	GBP 300	(108,863)
Total						$(1,505,948)

1 Using Standard and Poor’s ratings of the issuer.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit default swaps on traded indexes — buy protection outstanding as of
February 28, 2009 were as follows:

	Pay			Notional
	Fixed			Amount Unrealized
Issuer	Rate	Counterparty	Expiration	(000) Appreciation

Dow Jones	5.00%	Credit	June	USD 1,940 $ 352,096
CDX North		Suisse	2013
America		International
High Yield
Index

•Credit default swaps on traded indexes — sold protection outstanding as of
February 28, 2009 were as follows:

	Pay				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Depreciation

Aces High	5.00%	Morgan	March	CCC+	USD 7,000	$(5,336,893)
Yield Index		Stanley	2010
		Capital
		Services, Inc.

1 Using Standard & Poor’s weighted average ratings of the underlying securities in the Index.
2 The maximum potential amount the Fund may pay should a negative credit event take place under the terms of the agreement.
•Interest rate swaps outstanding as of February 28, 2009 were as follows:

Notional
	Amount	Unrealized
	(000)	Depreciation

Pay a fixed rate of 4.823% and receive a
floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank,
National Association
Expires January 2013	USD 20,000	$ (1,823,284)

•Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (concluded)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$1,017,322	—	—
Level 2	65,867,757	$ 522,737	$ (8,558,118)
Level 3	29,252,590	—	(108,863)
Total	$96,137,669	$ 522,737	$ (8,666,981)

* Other financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

Investments in
Securities
Assets
Balance as of August 31, 2008	$17,146,004
Accrued discounts/premiums	95,505
Realized loss	(2,360,754)
Change in unrealized appreciation/depreciation[1]	(28,504,080)
Net sales	(7,789,301)
Net transfers in Level 3	50,665,216
Balance as of February 28, 2009	$29,252,590

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

Other Financial
Instruments*
Liabilities
Balance as of August 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	$(44,064)
Net purchases (sales)	—
Net transfers out of Level 3	(64,799)
Balance as of February 28, 2009	$(108,863)

* Other financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 21

Schedule of Investments February 28, 2009 (Unaudited)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 5.7%
Avio S.p.A.:
Dollar Mezzanine Term Loan, 10.061%, 12/13/16	USD	2,079	$488,438
Facility B2, 2.604% – 3.936, 12/15/14		1,661	859,731
Facility C2, 3.229% – 4.56%, 12/14/15		1,771	916,512
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 3.459%, 3/26/14		240	110,313
Term Loan, 2.479% – 3.459%, 3/26/14		4,089	1,878,628
IAP Worldwide Services, Inc. Term Loan (First-Lien),
8.25%, 12/30/12		2,030	1,055,361
Vought Aircraft Industries, Inc.:
Revolver, 2.47% – 2.48%, 12/22/10		3,000	1,800,000
Term Loan, 2.98%, 12/22/11		3,016	2,432,895
Tranche B Letter of Credit Deposit, 2.97%, 12/22/10		373	301,156
			9,843,034
Airlines — 0.9%
Delta Air Lines, Inc. Credit-Linked Deposit Loan,
0.32% – 2.445%, 4/30/12		1,238	940,500
US Airways Group, Inc. Loan, 2.979%, 3/21/14		1,480	672,938
			1,613,438
Auto Components — 3.3%
Affinia Group Inc. Tranche B Term Loan,
4.174%, 11/30/11		2,544	1,271,786
Allison Transmission, Inc. Term Loan, 3.32%, 8/07/14		4,885	3,236,064
Dana Holding Corp. Term Advance, 7.25%, 1/31/15		1,576	479,392
GPX International Tire Corp. Tranche B Term Loan,
8.23% – 10.25%, 3/30/12		1,266	696,228
			5,683,470
Automobiles — 0.2%
Ford Motor Co. Term Loan, 5.0%, 12/15/13		522	166,668
General Motors Corp. Secured Term Loan,
4.148%, 11/29/13		422	151,085
			317,753
Beverages — 0.1%
Culligan International Co. Loan (Second Lien),
6.48% – 8.536%, 4/24/13	EUR	500	111,985
Building Products — 2.1%
Building Materials Corp. of America Term Loan Advance,
3.625% – 3.875%, 2/22/14	USD	2,729	1,860,560
PGT Industries, Inc. Tranche A-2 Term Loan,
6.25%, 2/14/12		1,923	1,057,719
Stile Acquisition Corp. (aka Masonite) Canadian
Term Loan, 6.25%, 4/06/13		912	372,680
Stile U.S. Acquisition Corp. (aka Masonite) US Term
Loan, 6.75%, 4/06/13		921	376,312
			3,667,271
Capital Markets — 0.8%
Riskmetrics Group Holdings, LLC Term B Loan
(First Lien), 3.459%, 1/10/14		1,453	1,300,521
Chemicals — 4.4%
Edwards (Cayman Islands II) Ltd. Term Loan (First Lien),
2.479%, 5/31/14		493	295,500
Huish Detergents Inc. Tranche B Term Loan,
2.17%, 4/26/14		1,478	1,250,950
ISP Chemco LLC Term Loan, 2.0% – 2.75%, 6/04/14		985	824,117
PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan
(First Lien), 4.43% – 4.71%, 7/31/14		3,980	2,378,050
Solutia Inc. Loan, 8.50%, 2/28/14		4,485	2,881,552
			7,630,169

		Par
Floating Rate Loan Interests		(000)	Value

Commercial Services & Supplies — 0.7%
John Maneely Co. Term Loan,
4.41% – 4.604%, 12/09/13	USD	851	$487,360
West Corp. Term B-2 Loan, 2.82% – 2.854%, 10/24/13		1,037	759,598
			1,246,958
Computers & Peripherals — 0.9%
Dealer Computer Services, Inc. (Reynolds & Reynolds)
Term Loan (First Lien), 2.479%, 10/26/12		1,110	721,403
Intergraph Corp.:
Initial Term Loan (First Lien), 3.256%, 5/29/14		419	357,980
Second Lien Term Loan, 8.181%, 11/28/14		500	412,500
			1,491,883
Construction Materials — 0.4%
Headwaters Inc. Term Loan B1 (First Lien),
5.97%, 4/30/11		1,025	717,708
Containers & Packaging — 2.0%
Berry Plastics Group, Inc. Loan, 8.421%, 6/05/14		1,218	243,640
Graham Packaging Co., LP New Term Loan,
2.688% – 6.313%, 10/07/11		1,217	1,018,143
Graphic Packaging International, Inc. Incremental
Term Loan, 3.203% – 4.185%, 5/16/14		1,970	1,679,263
Smurfit-Stone Container Term Loan B, 8.75%, 2/03/10		580	576,375
			3,517,421
Distributors — 0.3%
Keystone Automotive Operations, Inc. Loan,
3.947% – 5.75%, 1/12/12		1,426	534,883
Diversified Consumer Services — 1.0%
Coinmach Corp. Term Loan, 3.47% – 4.26%, 11/14/14		2,729	1,774,060
Diversified Financial Services — 1.3%
DaimlerChrysler Financial Services Americas LLC
Term Loan (First Lien), 6.0%, 8/03/12		3,960	2,059,148
J.G. Wentworth, LLC Loan (First Lien), 3.709%, 4/04/14		2,300	207,000
			2,266,148
Electrical Equipment — 1.0%
Generac Acquisition Corp. First Lien Term Loan,
2.919%, 11/10/13		548	293,393
Sensus Metering Systems New Term B-1,
2.47% – 3.256%, 12/17/10		1,578	1,420,435
			1,713,828
Energy Equipment & Services — 2.4%
Dresser, Inc. Term B Loan, 2.729% – 3.489%, 5/04/14		4,000	2,872,000
MEG Energy Corp.:
Delayed Draw Term Loan, 3.46%, 4/02/13		991	614,575
Initial Term Loan, 3.46%, 4/03/13		973	602,950
			4,089,525
Food & Staples Retailing — 3.4%
AB Acquisitions UK Topco 2 Ltd. Facility B2 UK Borrower,
4.161%, 7/09/15	GBP	3,000	3,015,899
Advantage Sales & Marketing, Inc. (ASM Merger
Sub, Inc.) Term Loan, 2.45% – 3.47%, 3/29/13	USD	1,461	1,147,133
DSW Holdings, Inc. Loan, 2.705%, 3/02/12		924	674,844
McJunkin Corp. Term Loan, 4.709%, 1/31/14		725	528,151
WM. Bolthouse Farms, Inc. Second Lien Term Loan,
5.979%, 12/16/13		1,000	545,000
			5,911,027

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Food Products — 1.3%
Dole Food Co., Inc.:
Credit-Linked Deposit, 2.79%, 4/12/13	USD	176	$158,033
Tranche B Term Loan, 2.50% – 4.25%, 4/12/13		312	279,382
Solvest, Ltd. (Dole) Tranche C Term Loan,
2.563% – 4.25%, 4/12/13		1,161	1,040,895
Sturm Foods, Inc.:
Initial Term Loan First Loan,
3.438% – 3.75%, 1/31/14 (a)		975	553,355
Initial Term Loan Second Lien, 7.25%, 7/31/14		1,000	250,000
			2,281,665
Health Care Equipment & Supplies — 0.7%
DJO Finance LLC (ReAble Therapeutics Fin LLC)
Term Loan, 3.479% – 4.459%, 5/20/14		990	823,350
Hologic, Inc. Tranche B Term Loan, 3.75%, 3/31/13		381	342,781
			1,166,131
Health Care Providers & Services — 2.1%
CCS Medical, Inc. (Chronic Care) Term Loan (First Lien),
4.71%, 9/30/12		473	212,968
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.729%, 7/25/14		65	55,312
Funded Term Loan, 2.729% – 3.506%, 7/25/14		1,280	1,083,853
Health Management Associates, Inc. Term B Loan,
3.209%, 2/28/14		2,874	2,291,708
			3,643,841
Hotels, Restaurants & Leisure — 3.6%
Golden Nugget, Inc. Second Lien Term Loan,
3.73%, 12/31/14		500	65,000
Green Valley Ranch Gaming, LLC Second Lien
Term Loan, 3.697%, 8/16/14		500	25,000
Greenwood Racing Inc. Term Loan, 2.73%, 11/28/11		490	362,600
Harrah's Operating Co., Inc.:
Term B-1 Loan, 4.159% – 4.459%, 1/28/15		236	136,327
Term B-2 Loan, 4.159% – 4.459%, 1/28/15		2,779	1,616,453
Term B-3 Loan, 4.159% – 4.459%, 1/28/15		210	121,180
Las Vegas Sands, LLC:
Delayed Draw I Term Loan, 2.16%, 5/23/14		398	175,617
Tranche B Term Loan, 2.16%, 5/23/14		1,576	695,410
Penn National Gaming, Inc. Term Loan B,
2.23% – 2.99%, 10/03/12		1,195	1,076,174
QCE, LLC (Quiznos) Term Loan (Second Lien),
3.75%, 11/05/13		984	542,431
Travelport LLC (fka Travelport Inc.):
Original Post-First Amendment and Restatement
Synthetic Letter of Credit Loan, 2.729% –
3.709%, 8/23/13		178	105,133
Tranche B Dollar Term Loan, 2.729%, 8/23/13		889	523,962
VML US Finance LLC (aka Venetian Macau) Term B:
Delayed Draw Project Loan, 2.73%, 5/25/12		384	220,899
Funded Project Loan, 2.73%, 5/27/13		866	498,420
			6,164,606
Household Durables — 2.8%
American Residential Services LLC Term Loan
(Second Lien), 12%, 4/17/15		2,020	1,725,457
Simmons Bedding Co. Tranche D Term Loan,
9.535%, 12/19/11		3,166	2,418,797
Yankee Candle Co., Inc. Term Loan,
2.42% – 3.47%, 2/06/14		1,250	758,334
			4,902,588

		Par
Floating Rate Loan Interests		(000)	Value

IT Services — 2.6%
Activant Solutions Inc. Term Loan, 3.438%, 5/02/13	USD	1,962	$922,240
Audio Visual Services Group, Inc.:
Loan (Second Lien), 6.96%, 8/28/14		1,000	70,000
Tranche B Term Loan (First Lien), 3.71%, 2/28/14		1,481	414,750
Ceridian Corp U.S. Term Loan, 3.47%, 11/09/14		2,000	1,380,000
First Data Corp.:
Initial Tranche B-2 Term Loan,
3.223% – 3.229%, 9/24/14		1,286	844,271
Initial Tranche B-3 Term Loan,
3.223% – 3.229%, 9/24/14		343	224,256
RedPrairie Corp.:
Loan (Second Lien), 7.736%, 1/20/13		300	129,000
Term Loan, 4.25% – 5.25%, 7/20/12		636	400,882
			4,385,399
Independent Power Producers & Energy Traders — 1.1%
Calpine Generating Co., LLC Second Priority Term Loan,
11.07%, 4/01/10		1	598
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan,
3.948% – 4.451%, 10/10/14		983	612,954
Initial Tranche B-3 Term Loan,
3.948% – 4.451%, 10/10/14		1,955	1,219,463
			1,833,015
Industrial Conglomerates — 1.0%
Sequa Corp. Term Loan, 3.67% – 3.70%, 12/03/14		2,796	1,705,759
Insurance — 0.2%
Alliant Holdings I, Inc. Term Loan, 4.459%, 8/21/14		494	370,313
Internet & Catalog Retail — 0.4%
FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		748	639,647
Leisure Equipment & Products — 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan,
2.98% – 3.93%, 6/08/12		3,890	2,178,400
Easton-Bell Sports, Inc. Tranche B Term Loan,
2.66% – 2.92%, 3/16/12		3,119	2,281,872
Fender Musical Instruments Corp.:
Delayed Draw Loan, 2.75%, 6/09/14		166	74,750
Initial Loan, 3.71%, 6/09/14		329	147,997
			4,683,019
Machinery — 4.0%
NACCO Materials Handling Group, Inc. Loan,
2.479% – 4.595%, 3/21/13		1,463	760,500
Navistar International Corp.:
Revolving Credit-Linked Deposit,
3.67% – 3.729%, 1/19/12		1,333	954,444
Term Advance, 3.729%, 1/19/12		3,667	2,624,721
Oshkosh Truck Corp. Term B Loan,
2.20% – 3.95%, 12/06/13		1,761	1,232,538
TriMas Co. LLC:
Tranche B Term Loan, 2.729% – 3.434%, 8/02/13		1,588	1,000,716
Tranche B-1 Loan, 2.40%, 3/27/12		375	236,250
			6,809,169
Media — 23.2%
Affinion Group Holdings, Inc. Loan, 8.523%, 3/01/12		2,000	900,000
AlixPartners, LLP Tranche C Term Loan,
2.94% – 3.36%, 10/12/13		1,591	1,367,953
Bresnan Communications, LLC Additional Term Loan B
(First Lien), 3.13%, 6/30/13		1,500	1,278,750

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 23

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Media (concluded)
Catalina Marketing Corp. Initial Term Loan,
4.459%, 10/01/14	USD	1,732	$1,372,489
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.98%, 7/03/14		234	152,071
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		5,221	3,654,879
Cequel Communications, LLC (aka Cebridge):
Second Lien Tranche A Term Loan (Cash Pay),
4.913%, 5/05/14		2,000	1,225,000
Term Loan, 2.445% – 4.25%, 11/05/13		2,121	1,787,765
Clarke American Corp. Tranche B Term Loan,
2.979% – 3.959%, 6/30/14		985	580,165
Dollar General Corp. Tranche B-2 Term Loan,
3.160%, 7/07/14		725	596,856
Emmis Operating Co. Tranche B Term Loan,
2.479% – 3.466%, 11/01/13		545	234,400
HMH Publishing Co. Ltd. (fka Education Media):
Mezzanine, 10.756%, 11/14/14		9,593	2,877,998
Tranche A Term Loan, 5.256%, 6/12/14		2,630	1,479,247
Hanley-Wood, LLC (FSC Acquisition) Term Loan,
2.695% – 2.729%, 3/08/14		1,481	538,187
Insight Midwest Holdings, LLC B Term Loan,
2.42%, 4/07/14		1,825	1,605,239
Intelsat Subsidiary Holding Co. Ltd. Tranche B
Term Loan, 3.925%, 1/03/14		1,906	1,677,254
Knology, Inc. Term Loan, 2.663%, 6/30/12		728	582,315
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 4.589%, 6/30/15	EUR	337	38,161
Facility C1, 4.839%, 6/30/16		337	38,161
MCC Iowa LLC (Mediacom Broadband Group) Tranche A
Term Loan, 1.87%, 3/31/10	USD	888	820,938
MCNA Cable Holdings LLC (OneLink Communications)
Loan (PIK facility), 9.62%, 3/01/13 (a)		1,179	731,214
Mediacom Illinois, LLC (fka Mediacom
Communications, LLC) Tranche C Term Loan,
1.87%, 1/31/15		3,097	2,572,280
Mediannuaire Holding (Pages Jaunes) Term Loan D,
5.909%, 1/11/17	EUR	500	80,593
Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
3.729% – 4.7809%, 4/09/12	USD	3,314	1,474,576
Multicultural Radio Broadcasting, Inc. Term Loan,
3.195%, 12/18/12		328	229,814
Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		1,000	902,500
NextMedia Operating, Inc.:
Delay Draw Term Loan, 5.123%, 11/15/12		200	94,149
Initial Term Loan (First Lien), 5.174%, 11/15/12		267	125,461
Loan (Second Lien), 8.17%, 11/15/13		1,763	432,034
Nielsen Finance LLC Dollar Term Loan,
2.448%, 8/09/13		5,865	4,601,621
Penton Media, Inc. Loan (Second Lien),
6.174%, 2/01/14		1,000	111,250
Sunshine Acquisition Ltd. (aka HIT Entertainment)
Term Facility, 3.49%, 7/31/14		732	347,716
TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		748	713,711
UPC Financing Partnership M Facility,
3.760%, 12/31/14	EUR	5,000	4,633,044
			39,857,791
Multi-Utilities — 1.9%
Energy Transfer Equity, LP Term Loan,
2.991%, 11/01/12	USD	1,000	870,000
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
Second Lien Term Loan, 5.966%, 5/01/14		500	315,000
Riverside Energy Center Term Loan, 5.424%, 6/24/11		1,531	1,393,367

Floating Rate Loan Interests		(000)	Value

Multi-Utilities (concluded)
Rocky Mountain Energy Center:
LLC Credit Linked Deposit, 1.074%, 6/24/11	USD	134	$121,909
LLC Term Loan, 5.424%, 6/24/11		701	638,203
			3,338,479
Oil, Gas & Consumable Fuels — 2.7%
Big West Oil, LLC:
Delayed Advance Loan, 4.50%, 5/15/14		550	269,500
Initial Advance Loan, 4.50%, 5/15/14		438	214,375
Coffeyville Resources, LLC:
Funded Letter of Credit, 8.75%, 12/28/10		487	353,311
Tranche D Term Loan, 8.75%, 12/30/13		1,567	1,137,938
Petroleum GEO-Services ASA/PGS Finance, Inc.
Term Loan, 3.21%, 6/29/15		953	684,811
Vulcan Energy Corp. (fka Plains Resources Inc) Term B3
Loan, 5.50%, 8/12/11		1,500	1,297,500
Western Refining, Inc. Term Loan, 8.25%, 5/30/14		986	612,125
			4,569,560
Paper & Forest Products — 0.7%
NewPage Corp. Term Loan, 5.313%, 12/22/14		1,238	753,750
Verso Paper Finance Holdings LLC Loan,
7.685% – 8.435%, 2/01/13		1,899	379,722
			1,133,472
Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc. (fka Cardinal
Health 409, Inc.) Euro Term Loan, 5.223%, 4/15/14	EUR	985	899,087
Real Estate Management & Development — 1.0%
Mattamy Funding Partnership Loan, 3.563%, 4/11/13	USD	973	680,750
Realogy Corp. Initial Term B Loan, 3.434%, 10/10/13		1,970	1,114,145
			1,794,895
Specialty Retail — 0.6%
Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
2.73% – 3.71%, 10/20/13		1,436	965,887
Textiles, Apparel & Luxury Goods — 0.1%
Renfro Corp. Tranche B Term Loan,
4.16% – 4.48%, 10/05/13		436	218,125
Total Floating Rate Loan Interests — 84.1%			144,793,530

Corporate Bonds
Auto Components — 2.5%
The Goodyear Tire & Rubber Co., 6.318%, 12/01/09 (b)		4,500	4,235,625
Building Products — 2.2%
CPG International I, Inc.:
8.561%, 7/01/12 (b)		3,500	1,855,000
10.50%, 7/01/13		3,000	1,590,000
Momentive Performance Materials, Inc. Series WI,
9.75%, 12/01/14		750	285,000
			3,730,000

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Capital Markets — 1.9%
E*Trade Financial Corp., 12.50%, 11/30/17 (c)	USD	5,313	$2,443,750
Marsico Parent Co., LLC, 10.625%, 1/15/16 (c)		1,168	478,880
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(c)		457	187,416
Marsico Parent Superholdco, LLC,
14.50%, 1/15/18 (a)(c)		312	127,747
			3,237,793
Chemicals — 1.1%
GEO Specialty Chemicals Corp.,
7.50%, 3/31/15 (a)(c)(d)		820	614,217
GEO Specialty Chemicals, Inc.,
9.935%, 12/31/09 (b)(d)		1,319	987,601
Wellman Holdings, Inc. Third Lien Subordinate Note,
5%, 1/29/19 (d)		430	301,000
			1,902,818
Commercial Services & Supplies — 1.9%
Allied Waste North America, Inc. Series B,
7.375%, 4/15/14		3,375	3,324,375
Construction Materials — 0.8%
Nortek, Inc., 10%, 12/01/13		3,420	1,368,000
Containers & Packaging — 3.2%
Berry Plastics Holding Corp., 5.871%, 9/15/14 (b)		1,450	674,250
Clondalkin Acquisition BV, 3.996%, 12/15/13 (b)(c)		4,000	2,480,000
Crown European Holdings SA, 6.25%, 9/01/11	EUR	795	977,624
Owens Brockway Glass Container, Inc.,
6.75%, 12/01/14		395	445,677
Packaging Dynamics Finance Corp., 10%, 5/01/16 (c)	USD	2,350	1,010,500
			5,588,051
Diversified Financial Services — 1.8%
FCE Bank Plc, 7.125%, 1/16/12	EUR	4,000	3,093,306
Diversified Telecommunication Services — 1.7%
Qwest Corp., 5.246%, 6/15/13 (b)	USD	3,500	2,966,250
Food & Staples Retailing — 0.1%
AmeriQual Group LLC, 9.50%, 4/01/12 (c)		250	150,000
Health Care Equipment & Supplies — 1.4%
DJO Finance LLC, 10.875%, 11/15/14		3,250	2,470,000
Hotels, Restaurants & Leisure — 3.0%
American Real Estate Partners LP, 7.125%, 2/15/13		5,000	4,112,500
Harrah's Operating Co., Inc.:
10.75%, 2/01/16		1,325	185,500
10.75%, 2/01/18 (a)		315	19,335
10%, 12/15/18 (c)		505	141,400
Little Traverse Bay Bands of Odawa Indians,
10.25%, 2/15/14 (c)		1,565	719,900
			5,178,635
IT Services — 1.9%
First Data Corp., 9.875%, 9/24/15		6,000	3,300,000
Independent Power Producers & Energy Traders — 1.5%
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15		5,230	2,641,150
Industrial Conglomerates — 0.2%
Sequa Corp. (c):
11.75%, 12/01/15		640	102,400
13.50%, 12/01/15 (a)		1,591	190,309
			292,709

	Par
Corporate Bonds	(000)	Value

Machinery — 0.7%
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)	USD 2,000	$1,100,000
Media — 1.9%
CSC Holdings, Inc.:
8.50%, 4/15/14 (c)	420	403,200
Series B, 7.625%, 4/01/11	2,000	1,980,000
Cablevision Systems Corp. Series B, 8%, 4/15/12	575	556,312
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17	1,244	298,560
		3,238,072
Metals & Mining — 0.7%
FMG Finance Property Ltd., 5.261%, 9/01/11 (b)(c)	265	225,250
Ryerson, Inc., 8.545%, 11/01/14 (b)(c)	1,680	856,800
		1,082,050
Oil, Gas & Consumable Fuels — 0.6%
SandRidge Energy, Inc., 5.06%, 4/01/14 (b)	1,600	1,051,475
Paper & Forest Products — 1.9%
Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (b)	2,650	238,500
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)(c)	1,147	517,679
NewPage Corp.:
10%, 5/01/12	2,000	605,000
7.42%, 5/01/12 (b)	3,925	942,000
Verso Paper Holdings LLC Series B, 4.92%, 8/01/14 (b)	4,000	1,040,000
		3,343,179
Pharmaceuticals — 0.4%
Angiotech Pharmaceuticals, Inc., 5.011%, 12/01/13 (b)	1,000	612,500
Real Estate Management & Development — 0.1%
Realogy Corp., 10.50%, 4/15/14	1,055	221,550
Semiconductors & Semiconductor Equipment — 0.8%
Avago Technologies Finance Pte. Ltd.,
6.761%, 6/01/13 (b)	900	706,500
Spansion, Inc., 4.386%, 6/01/13 (b)(c)(e)(f)	2,870	670,862
		1,377,362
Specialty Retail — 0.2%
General Nutrition Centers, Inc., 7.584%, 3/15/14 (a)(b)	700	413,000
Wireless Telecommunication Services — 0.4%
Crown Castle International Corp., 9%, 1/15/15	550	536,250
Digicel Group Ltd., 9.125%, 1/15/15 (a)(c)	278	194,600
		730,850
Total Corporate Bonds — 32.9%		56,648,750

Common Stocks	Shares
Capital Markets — 0.1%
E*Trade Financial Corp. (e)	242,021	193,617
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (e)	13,117	5,035
Wellman Holdings, Inc.	430	108
		5,143
Electrical Equipment — 0.0%
Medis Technologies Ltd. (e)	71,654	40,843
Energy Equipment & Services — 0.2%
Trico Marine Services, Inc. (e)	119,185	389,735

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 25

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.	136,289	$77,133
Ainsworth Lumber Co. Ltd. (c)(e)	152,951	86,791
Western Forest Products, Inc. (c)(e)	84,448	9,957
		173,881
Total Common Stocks — 0.4%		803,219

Non-U.S. Government Agency	Par
Mortgage-Backed Securities	(000)
Commercial Mortgage-Backed Securities — 1.4%
Crown Castle Towers LLC Series 2005-1A:
Class AFL, 0.936%, 6/15/35 (b)	USD 1,795	1,633,450
Class AFX, 4.643%, 6/15/35 (c)	495	472,725
Global Signal Trust Series 2006-1 Class A2,
5.45%, 2/15/36	290	271,150
Total Non-U.S. Government Agency
Mortgage-Backed Securities — 1.4%		2,377,325

Preferred Stocks	Shares
Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (c)	78	33,930
Total Preferred Stocks — 0.0%		33,930
Total Long-Term Investments
(Cost — $335,541,062) — 118.8%		204,656,754

	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.73% (g)(h)	USD 4,457	4,457,276
Total Short-Term Securities
(Cost — $4,457,276) — 2.6%		4,457,276

Options Purchased	Contracts
Over the Counter Call Options
Marsico Parent Superholdco LLC, expiring
December 2009 at USD 942.86 Broker,
Goldman Sachs & Co.	20	32,300
Total Options Purchased
(Cost — $19,556) — 0.0%		32,300
Total Investments (Cost — $340,017,894*) — 121.4%		209,146,330
Liabilities in Excess of Other Assets — (21.4)%		(36,911,150)
Net Assets — 100.0%		$ 172,235,180

* The cost and unrealized appreciation (depreciation) of investments as of February
28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 339,963,284
Gross unrealized appreciation	$ 313,322
Gross unrealized depreciation	(131,130,276)
Net unrealized depreciation	$(130,816,954)

(a) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(b) Variable rate security. Rate shown is as of report date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Convertible security.
(e) Non-income producing security.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Represents the current yield as of report date.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	USD 2,822,607	$24,202

•For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased		Sold		Counterparty	Date	Appreciation

USD	256,243	CAD	315,000	UBS AG	3/18/09	$ 8,655
USD 10,228,578		EUR	7,802,000	Deutsche Bank AG	3/18/09	339,191
USD	1,383,308	EUR	1,055,000	Citibank NA	3/18/09	46,047
USD	837,233	EUR	650,000	UBS AG	3/18/09	13,328
USD	3,118,328	GBP	2,103,000	UBS AG	3/18/09	107,940
Total						$ 515,161

•Credit default swaps on single-name issues — buy protection outstanding as of
February 28, 2009 were as follows:

	Pay			Notional
	Fixed			Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)[2]		Appreciation

First Data	5%	JPMorgan Chase	December
Corp.		Bank, NA	2013	USD	3,000	$ 184,800
First Data	5%	JPMorgan Chase	December
Corp.		Bank, NA	2013	USD	3,000	237,300
Host Hotels &	5%	Goldman Sachs	March	USD	2,500	42,620
Resorts LP		Bank USA	2014
Masco Corp.	5.3%	JPMorgan Chase	March
		Bank, NA	2014	USD	1,000	28,186
Mohawk	4.45%	JPMorgan Chase	March
Industries,		Bank, NA	2014	USD	1,000	11,188
Inc.
Total						$ 504,094

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (concluded)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•Credit default swaps on single-name issues — sold protection outstanding as of
February 28, 2009 were as follows:

	Receive			Notional
	Fixed			Amount Unrealized
Issuer[1]	Rate	Counterparty	Expiration	(000)[2] Depreciation

Ford Motor	3.80%	UBS AG	March	USD 10,000 $(7,007,760)
Co.			2010

1 Credit rating is CCC using Standard and Poor’s ratings.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
•Credit default swaps on traded indexes — buy protection outstanding as of February
28, 2009 were as follows:

	Pay			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Appreciation

Dow Jones	5%	Credit Suisse	June	USD 3,880	$704,193
CDX North		International	2013
America
High Yield
Index 10.V1

•Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 711,284	—	—
Level 2	145,788,452	$1,755,748	$ (7,007,760)
Level 3	62,614,294	—	—
Total	$ 209,114,030	$1,755,748	$ (7,007,760)

* Other financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

Investments in
Securities
Assets
Balance as of August 31, 2008	$27,977,920
Accrued discounts/premiums	164,900
Realized loss	(5,006,943)
Change in unrealized appreciation/depreciation[1]	(46,483,912)
Net sales	(16,941,868)
Net transfers in Level 3	102,904,197
Balance as of February 28, 2009	$62,614,294

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 27

Schedule of Investments February 28, 2009 (Unaudited)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 0.8%
Avio Holding SpA:
Term Loan B, 2.604%, 9/25/14	USD	1,000	$517,500
Term Loan C, 3.229%, 9/25/15		1,000	517,500
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 2.10%, 3/26/14		244	112,016
Term Loan, 2.479% – 3.459%, 3/26/14		4,569	2,099,278
IAP Worldwide Services, Inc. First Lien Term Loan,
7.25%, 12/31/12		585	304,392
Wesco Aircraft Hardware Corp. First Lien Term Loan,
2.73%, 9/25/13		486	401,156
			3,951,842
Airlines — 0.2%
US Airways Group, Inc. Term Loan, 2.979%, 3/23/14		2,220	1,009,407
Auto Components — 0.7%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14		4,053	2,685,303
Dana Holding Corp. Term Advance, 6.50% – 7.25%, 1/31/15		890	270,759
Dayco Products LLC — (Mark IV Industries, Inc.)
Replacement Term B Loan, 5.97% – 8.48%, 6/01/11		854	204,853
Metaldyne Co. LLC:
Deposited Fund Tranche Loan, 0.346% –
5.125%, 1/11/12		98	11,769
Initial Tranche Term B Loan, 2% – 8%, 1/11/14		669	80,244
Rally Parts, LLC (Motorsport Aftermarket) Tranche
Term B Loan, 2.98% – 3.96%, 11/03/13		490	181,300
			3,434,228
Beverages — 0.1%
Culligan International Co., Second Lien Term Loan,
6.485% – 8.536%, 5/25/13	EUR	1,500	335,954
Le-Nature's, Inc. Term B Loan,
10.25%, 12/28/12 (e)(f)	USD	1,000	145,000
			480,954
Building Products — 1.0%
Armstrong World Industries, Inc. Tranche B Term Loan,
2.223%, 10/02/13		194	174,177
Building Material Corp. of America Advance Term Loan,
3.625% – 3.875%, 2/22/14		2,873	1,958,643
Custom Building Products, Inc. Second Lien Term Loan,
10.75%, 4/29/12		1,500	847,500
Momentive Performance Materials (Blitz 06-103 GMBH):
Tranche B-1, 2.75%, 12/04/13		967	716,839
Tranche B-2, 3.803%, 12/04/13	EUR	1,000	790,229
United Subcontractors Inc. Tranche B Term Loan,
6.43% – 6.80%, 12/27/12	USD	1,820	364,016
			4,851,404
Capital Markets — 0.2%
Marsico Parent Co., LLC Term Loan,
4.50% – 7.25%, 12/15/14		475	225,393
Nuveen Investments, Inc. Term Loan,
3.479% – 4.466%, 11/13/14		1,496	705,367
			930,760
Chemicals — 3.1%
Brenntag Holdings GMBH & Co. KG Facility:
B6A and B6B, 7.163%, 11/24/37	EUR	500	488,717
Second Lien Term Loan 2, 5.501%, 7/17/15	USD	500	289,375
Second Lien Term Loan 3A, 9.421%, 3/21/16	EUR	115	86,361
Second Lien Term Loan 3B, 9.421%, 3/15/16		385	289,209
Cognis GMBH Facility:
Term Loan A, 5.329%, 11/17/13		803	641,564
Term Loan B, 5.329%, 11/16/13		197	157,118
Edwards (Cayman Islands II) Ltd. First Lien Term Loan,
2.479%, 5/23/14	USD	493	295,500

		Par
Floating Rate Loan Interests		(000)	Value

Chemicals (concluded)
ElectriciInvest Holding Co. Ltd (Viridian Group Plc)
Junior Term Facility:
6.082%, 4/20/12	EUR	894	$764,728
5.928%, 12/21/12	GBP	900	872,917
Huish Detergents, Inc. Tranche Term B Loan,
2.17%, 4/26/14	USD	1,244	1,052,989
ISP Chemco Term B Loan, 2% – 2.75%, 6/04/14		1,478	1,236,175
Ineos U.S. Finance LLC Term Facility:
A4, 7.702%, 2/20/13		923	364,674
B2, 8.202%, 2/20/15		1,631	636,101
C2, 8.703%, 2/20/14		1,631	636,101
Lucite International Group Holdings Ltd. PIK,
11.312%, 7/03/14 (c)	EUR	1,185	1,026,543
PQ Corp. (fka Niagara Acquisition, Inc.):
First Lien Term Loan, 4.43% – 4.71%, 7/31/14	USD	3,980	2,378,050
Second Lien Term Loan, 7.68%, 7/30/15		3,250	1,137,500
Rockwood Specialties Group, Inc. Tranche Term Loan D,
1.979%, 12/13/12		960	843,200
Solutia, Inc. Term Loan, 8.50%, 2/28/14		1,741	1,118,725
			14,315,547
Commercial Services & Supplies — 1.6%
Aramark Corp.
Letter of Credit, 2.038%, 1/26/14		185	159,546
Term Loan, 3.334%, 1/26/14		2,907	2,511,359
EnviroSolutions Real Property Holdings, Inc. Initial
Term Loan, 10.50%, 7/01/12		503	276,698
Kion GmbH:
Term Loan B, 2.479%, 3/04/15		250	85,000
Term Loan C, 2.979%, 3/04/16		250	85,000
Language Line, Inc. Tranche B-1 Term Loan,
4.71%, 11/14/11		708	608,563
Sirva Worldwide, Inc. Second Lien Term Loan,
12%, 5/15/15		246	12,299
Synagro Technologies, Inc. First Lien Term Loan,
2.45%, 4/01/14		2,729	1,521,540
West Corp. Term B Loan-2,
2.82% – 2.854%, 10/31/13		2,940	2,152,729
			7,412,734
Communications Equipment — 0.2%
SafeNet, Inc. First Lien Term Loan,
3.398% – 3.66%, 4/12/14		1,970	1,068,725
Computers & Peripherals — 0.6%
Dealer Computer Services, Inc. (Reynolds &
Reynolds) First Lien Term Loan, 2.479%, 10/31/12		1,381	897,534
Intergraph Corp.:
First Lien Initial Term Loan, 3.256%, 5/15/14		1,431	1,223,363
Second Lien Term Loan,
6.479% – 7.256%, 11/17/14		750	618,750
			2,739,647
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc.
Term Loan B:
3.688% – 3.75%, 1/31/14		990	638,335
7% – 7.313%, 2/15/15		1,000	300,000
			938,335
Containers & Packaging — 1.5%
Atlantis Plastic Films, Inc. Second Lien Term Loan,
12.25%, 3/22/12 (e)(f)		250	0
Graham Packaging Co. LP New Term Loan,
2.689% – 6.313%, 9/30/11		1,585	1,326,418
Graphic Packaging International, Inc. Incremental
Term Loan, 3.203% – 4.185%, 5/16/14		2,340	1,994,125

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Containers & Packaging (concluded)
Modelo 3 S.a.r.l. (Mivisa) Tranche B2 Term Loan,
5.452%, 6/03/15	EUR	1,000	$933,908
Smurfit-Stone Container Enterprises, Inc.:
Term Loan, 5%, 11/01/10	USD	568	376,065
Term Loan B, 0.50%, 2/03/10		580	576,375
Term Loan B, 0.50%, 11/01/11		130	86,429
Term Loan C, 2.69% – 4.50%, 2/03/10		630	592,200
Term Loan C, 1.312%, 11/01/11		376	250,363
Solo Cup Co. Term B Loan1,
3.913% – 5.75%, 2/27/11		1,114	1,003,031
			7,138,914
Distributors — 0.1%
Keystone Automotive Operations, Inc. Term Loan,
3.947% – 5.75%, 1/12/12		1,426	534,883
Diversified Consumer Services — 0.7%
Coinmach Corp. Term Loan, 3.47% – 4.26%, 11/15/14		4,714	3,064,286
Diversified Financial Services — 0.2%
JG Wentworth, LLC:
First Lien Term Loan, 3.709%, 4/03/14		4,000	360,000
Term Loan B, 3.709%, 4/03/14		400	36,000
Professional Services Industries Inc. First Lien
Term Loan, 3.23%, 10/31/12		649	564,323
			960,323
Diversified Telecommunication Services — 1.4%
Eircom Group Plc:
Term Loan B, 3.428%, 8/14/14	EUR	1,970	1,667,657
Term Loan C, 3.678%, 8/14/13		1,970	1,667,843
Hawaiian Telcom Communications, Inc. Tranche C
Term Loan, 4.75%, 6/01/14	USD	1,898	791,312
Time Warner Telecom Holdings Inc. Term B Loan,
2.48%, 2/23/14		2,013	1,778,905
Wind Telecomunicazione S.P.A. A1 Term Loan Facility,
3.082% – 6.973%, 9/22/12	EUR	424	468,486
			6,374,203
Electric Utilities — 0.4%
Astoria Generating Co. Acquisitions, LLC Second Lien
Term Loan C, 4.23%, 8/23/13	USD	1,500	1,081,875
TPF Generation Holdings LLC:
First Lien Term Loan, 2.479%, 11/28/13		448	407,129
Letter of Credit, 1.359%, 11/28/13		151	136,806
Revolving Credit, 1.359%, 11/28/13		47	42,886
			1,668,696
Electrical Equipment — 0.4%
Electrical Components International Holdings Co. (ECI)
Second Lien Term Loan, 11.50%, 5/05/14		500	125,000
Generac Acquisition Corp. First Lien Term Loan,
2.919%, 11/10/13		1,464	783,213
Sensus Metering Systems New Term B Loan-1,
2.47% – 3.256%, 12/17/10		1,057	950,870
			1,859,083
Electronic Equipment & Instruments — 0.9%
Deutsch Connectors:
Term B Loan, 2.695%, 7/27/14		34	22,827
Term B Loan 2, 2.695%, 7/27/14		457	305,883
Term Loan C, 3.195%, 7/27/15		851	570,304
Flextronics International Ltd.:
Delay Draw Term Loan, 3.344%, 10/05/14		1,103	722,615
Term Loan A, 3.344% – 3.685%, 10/01/14		3,839	2,514,698
			4,136,327

		Par
Floating Rate Loan Interests		(000)	Value

Energy Equipment & Services — 0.8%
Dresser, Inc. Term B Loan, 2.729% – 3.488%,
5/15/14	USD	3,432	$2,464,440
MEG Energy Corp. Term Loan, 3.46%, 3/23/13		486	301,475
Trinidad USA Partnership LLP US Term Loan,
2.913%, 4/15/11		1,458	1,093,125
			3,859,040
Food & Staples Retailing — 1.3%
AB Acquisitions UK Topco 2 Ltd. Facility B2
UK Borrower, 4.161%, 7/09/15	GBP	4,000	4,021,199
Advantage Sales & Marketing, Inc. (ASM Merger
Sub, Inc.) Term Loan, 2.45% – 3.47%, 4/15/13	USD	970	761,571
DS Waters of America, Inc. Term Loan,
4.455%, 3/31/12		500	275,000
WM. Bolthouse Farms, Inc. First Lien Term Loan,
2.688%, 11/29/12		970	807,525
			5,865,295
Food Products — 1.2%
Dole Food Co., Inc.:
Letter of Credit, 2.13%, 4/12/13		280	250,710
Term Loan C, 2.50%, 4/12/13		1,842	1,651,321
Tranche Term B Loan, 2.50% – 4.25%, 4/12/13		494	443,223
Michael Foods, Inc. Term B Loan-1,
3.001% – 3.328%, 11/21/10		2,167	2,036,765
Sturm Foods, Inc.:
First Lien Term Loan, 3.75%, 1/22/14		1,346	763,798
First Lien Term Loan, 3.438%, 1/22/14 (c)(g)		500	283,750
Second Lien Term Loan, 7.25%, 11/12/37		500	125,000
			5,554,567
Health Care Equipment & Supplies — 1.5%
Biomet, Inc. Dollar Term Loan, 4.459%, 3/25/15		4,444	3,955,493
DJO Finance LLC (ReAble Therapeutics Fin LLC)
Term Loan, 3.479% – 4.459%, 11/20/13		2,475	2,058,376
Select Medical Corp. Tranche B Term Loan,
2.473% – 4.25%, 2/24/12		963	770,000
			6,783,869
Health Care Providers & Services — 3.1%
CHSI Community Health Systems, Inc.:
Delay Draw Term Loan, 2.729%, 6/18/14		419	354,402
Term B Loan, 2.729% – 3.506%, 7/25/14		8,188	6,932,939
CSS Medical, Inc. (Chronic Care) First Lien Term Loan,
4.71%, 8/01/12		583	262,518
Catalent Pharma (fka Cardinal Health 409, Inc.)
Euro Term Loan, 5.223%, 11/19/37	EUR	1,970	1,798,174
HCA, Inc. Tranche Term B-1 Loan, 3.709%, 11/15/12	USD	1,216	1,025,239
Health Management Associates, Inc. Term B Loan,
3.209%, 2/28/14		882	703,055
HealthSouth Corp. Term Loan,
2.95% – 4.75%, 3/12/13		2,324	2,050,539
Surgical Care Affiliates, LLC Term Loan,
3.459%, 6/29/14		1,977	1,186,451
			14,313,317
Health Care Technology — 0.3%
Sunquest Information Systems, Inc.
(Misys Hospital Systems, Inc.) Term Loan,
3.73% – 4.21%, 10/11/14		1,481	1,185,000
Hotels, Restaurants & Leisure — 1.9%
BLB Worldwide Holdings, Inc. (Wembley, Inc.) First
Priority Term Loan, 4.75%, 8/12/12		1,989	729,303
CCM Merger Inc. (Motor City Casino) Term B Loan,
8.50%, 7/26/12		1,555	878,747

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 29

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Hotels, Restaurants & Leisure (concluded)
Green Valley Ranch Gaming, LLC:
First Lien Term Loan, 2.449% – 4%, 2/26/14	USD	473	$189,700
Second Lien Term Loan, 3.697%, 2/26/14		1,500	75,000
Harrah's Operating Co., Inc.:
Term Loan B-1, 4.159% – 4.459%, 1/28/15		552	318,097
Term Loan B-2, 4.159% – 4.459%, 1/28/15		695	404,113
Term Loan B-3, 4.159% – 4.459%, 1/28/15		806	464,643
OSI Restaurant Partners, Inc.:
Revolving Credit, 1.813% – 2.813%, 5/15/14		32	15,075
Term Loan B, 2.813%, 5/15/14		381	178,633
Penn National Gaming, Inc. Term Loan B,
2.23% – 2.99%, 10/03/12		4,025	3,625,589
QCE, LLC (Quiznos) First Lien Term Loan,
3.75%, 5/05/13		1,950	1,075,287
Travelport LLC (fka Travelport Inc.) First Priority Term
Loan, 7.979%, 3/20/12		4,454	913,149
			8,867,336
Household Durables — 0.9%
Berkline/Benchcraft, LLC First Lien Term Loan,
6.578%, 11/10/11		95	4,735
Jarden Corp. Term Loan B3, 3.959%, 1/24/12		990	893,679
Simmons Bedding Co. Tranche D Term Loan,
9.535%, 12/19/11		3,250	2,483,000
Yankee Candle Co., Inc. Term Loan,
2.42% – 3.47%, 2/06/14		1,000	606,667
			3,988,081
Household Products — 0.1%
Central Garden & Pet Co. Tranche B Term Loan,
1.98% – 3.75%, 9/30/12		996	672,439
IT Services — 2.4%
Affiliated Computer Services, Inc. (ACS) Term Loan,
2.479%, 3/20/13		728	671,573
Amadeus Global Travel distribution SA:
Term Loan B, 3.747%, 6/30/13	EUR	307	233,198
Term Loan B-4, 3.747%, 6/30/13		186	141,219
Term Loan C, 4.247%, 6/30/14		307	233,198
Term Loan C-4, 4.247%, 6/30/14		186	141,219
Audio Visual Services Group, Inc. Second Lien Term
Loan, 6.96%, 8/28/13	USD	1,000	70,000
Ceridian Corp. US Term Loan, 3.47%, 11/09/14		3,500	2,415,000
First Data Corp.:
Term Loan B-1, 3.223% – 3.229%, 9/24/14		3,682	2,416,956
Term Loan B-2, 3.223% – 3.229%, 9/24/14		1,244	816,526
Term Loan B-3, 3.223% – 3.229%, 9/24/14		846	552,535
RedPrairie Corp. Term Loan, 4.25% – 5.25%, 7/17/12		685	431,672
SunGard Data Systems Inc. (Solar Capital Corp.)
New US Term Loan, 2.198% – 2.991%, 2/28/14		2,911	2,435,297
Verifone, Inc. Term B Loan, 3.23%, 2/28/13		920	717,600
			11,275,993
Independent Power Producers & Energy Traders — 1.5%
Texas Competitive Electric Holdings Co., LLC:
Initial Tranche Term Loan B-2, 3.948% –
4.451%, 10/10/14		4,209	2,626,058
Initial Tranche Term Loan B-3, 3.948% –
4.451%, 10/10/14		7,269	4,534,303
			7,160,361
Insurance — 0.1%
Conseco, Inc. Term Loan, 2.447%, 10/10/13		733	410,561
Leisure Equipment & Products — 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan,
2.98% – 3.93%, 6/08/12		973	544,600

		Par
Floating Rate Loan Interests		(000)	Value

Life Sciences Tools & Services — 0.7%
Life Technologies Corp. Facility Term B Loan,
5.25%, 6/11/15	USD	2,244	$2,196,682
Quintiles Transnational Corp. Term B Loan,
3.459%, 3/21/13		973	857,016
			3,053,698
Machinery — 1.5%
Blount, Inc. Term Loan B, 2.163%, 8/09/10		722	636,546
LN Acquisition Corp. (Lincoln Industrials) Initial
Second Lien Term Loan, 6.21%, 12/18/14		1,500	1,200,000
NACCO Materials Handling Group, Inc. Term Loan,
2.479% – 4.595%, 3/21/13		488	253,500
Navistar International Transportation Corp.:
Advance Term Loan, 3.729%, 1/19/12		2,750	1,968,541
Credit-Linked Deposit, 3.696% – 3.729%, 1/19/12		1,000	715,833
OshKosh Truck Corp. Term B Loan,
2.20% – 3.95%, 12/06/13		2,201	1,540,673
Standard Steel:
Delay Draw Term Loan, 2.98%, 6/21/12		77	49,169
First Lien Term Loan, 3.96%, 6/21/12		381	243,966
Trimas Co.:
Letter of Credit, 2.40%, 8/02/11		94	59,063
Term Loan B, 2.729% – 3.434%, 8/02/13		397	250,179
			6,917,470
Marine — 0.2%
Dockwise Shipping BV:
Term Loan B, 3.459%, 4/26/15		1,000	503,333
Term Loan C, 4.334%, 4/26/16		1,000	503,333
			1,006,666
Media — 12.7%
Acosta, Inc. Term Loan, 2.73%, 2/28/14		975	794,625
Affinion Group Holdings, Inc. Term Loan:
8.523%, 1/31/12		500	225,000
8.523%, 3/01/12		500	225,000
AlixPartners Tranche C Term Loan,
2.94% – 3.36%, 10/30/13		1,446	1,243,594
Atlantic Broadband Finance, LLC Tranche B-2
Term Loan, 3.71%, 2/27/14		975	867,869
CSC Holdings Inc. (Cablevision) Incremental Term Loan,
2.205% – 2.692%, 3/23/13		2,895	2,627,317
Catalina Marketing Corp. Initial Term Loan,
4.459%, 10/01/14		3,461	2,743,011
Cengage Learning Acquisitions, Inc. (Thomson
Learning) Tranche 1 Incremental Term Loan,
7.50%, 7/05/14		3,731	2,611,875
Cequel Communications, LLC (aka Cebridge) Term
Loan, 2.445% – 4.25%, 11/05/13		7,379	6,218,842
Charter Communications Operating, LLC Replacement
Term Loan, 3.18% – 3.36%, 11/23/37		3,950	3,135,352
Clarke American Corp. Tranche B Term Loan,
2.979% – 3.959%, 12/31/14		3,384	1,993,160
Dex Media West LLC Tranche B Term Loan,
7%, 10/24/14		2,250	1,080,000
Discovery Communications Holding, LLC Term B Loan,
3.459%, 5/14/14		1,480	1,341,492
Formula One Group:
Second Lien Term Loan, 2.854%, 7/05/14		589	165,000
Term Loan B, 5.311%, 12/31/13		1,000	503,409
Term Loan B, 2.854%, 1/05/14		857	431,493
FoxCo Acquisition Subsidiary, LLC Term Loan,
2.45% – 4.25%, 7/14/15		1,000	513,333
Getty Images, Inc. Initial Term Loan,
6.25% – 7.25%, 6/30/15		745	709,289

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Media (concluded)
Gray Television, Inc. Term Loan B-DD,
1.95% – 2.93%, 12/31/14	USD	731	$366,736
HIT Entertainment Ltd.:
First Lien Term Loan, 3.49%, 8/31/12		1,268	602,314
Second Lien Term Loan, 6.74%, 2/24/13		1,000	200,000
HMH Publishing Co., Ltd. Mezzanine Assignment,
5.256%, 11/14/14		9,060	2,718,109
Hanley-Wood, LLC (FSC Acquisition) Term Loan,
2.695% – 2.729%, 3/08/14		1,481	538,187
Insight Midwest Holdings, LLC B Term Loan,
2.42%, 4/06/14		2,550	2,242,937
Knology, Inc. Term Loan, 2.663%, 6/30/12		485	388,210
MCC Iowa (Mediacom Broadband Group)
Tranche D-1 Term Loan, 2.12%, 1/31/15		1,960	1,666,000
Mediacom Illinois, LLC (fka Mediacom
Communications, LLC) Tranche C Term Loan,
1.87%, 1/31/15		1,936	1,607,675
Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
3.729% – 4.709, 3/15/12		3,870	1,722,218
Multicultural Radio Broadcasting Inc. Term Loan,
3.195%, 12/15/12		328	229,814
NTL Cable Plc:
Second Lien Term Loan, 4.392%, 11/19/37	GBP	1,101	1,264,726
Term Loan, 4.919%, 7/17/13		2,000	2,013,781
New Vision Television Term Loan B:
5.22% — 5.25%, 10/21/13	USD	990	386,090
Newsday, LLC Fixed Rate Term Loan, 9.75%, 7/02/13		1,500	1,353,750
Nexstar Broadcasting Group:
Term Loan, 3.209%, 10/01/12		1,781	997,504
Term Loan B, 3.209%, 10/01/12		1,883	1,054,297
Nielsen Finance LLC Dollar Term Loan,
2.448%, 8/15/13		4,219	3,310,345
PanAmSat Corp.:
Term Loan B, 3.925%, 1/03/14		590	504,262
Term Loan B2, 3.925%, 1/03/14		591	504,415
Term B Loan B2C, 3.925%, 1/03/14		590	504,262
Penton Media:
Second Lien Term Loan, 6.174%, 2/01/14		1,000	111,250
Term Loan, 2.729% – 3.424, 2/01/13		1,105	411,729
ProSiebenSat. 1 Media AG:
Second Lien Term Loan, 5.964%, 12/28/16	EUR	904	49,130
Term Loan B, 4.589%, 6/30/15		337	38,161
Term Loan B, 4.839%, 6/30/16		337	38,161
Puerto Rico Cable Acquisition Co. Inc. (D/B/A
Choice TV) Term Loan, 8%, 1/28/12		692	380,769
San Juan Cable First Lien Term loan, 9.62%, 10/26/12		1,769	1,096,820
Sitel, LLC (ClientLogic) U.S. Term Loan,
5.947% – 6.911%, 1/30/14		911	503,899
Telecommunications Management, LLC:
Assignment Term Loan, 3.979%, 6/30/13		926	555,750
Delay Draw Term Loan, 3.979%, 6/30/13		233	140,080
United Pan Europe Communications:
Term Loan M, 3.76%, 11/19/37	EUR	1,413	1,308,835
Term Loan N, 2.163%, 12/31/14	USD	2,000	1,695,000
Yell Group Plc Facility B2 (Euro), 4.553%, 4/30/11	EUR	1,500	1,298,536
			59,233,413
Metals & Mining — 0.2%
Algoma Steel Inc. Term Loan, 2.92%, 6/19/13		497	293,510
Compass Minerals International, Inc. Term Loan,
1.96% – 2.96%, 12/22/12		776	722,136
Euramax International Plc Second Lien Term Loan:
13%, 6/21/13		83	12,496
13%, 6/29/13		168	25,191
			1,053,333

		Par
Floating Rate Loan Interests		(000)	Value

Multi-Utilities — 0.4%
Coleto Creek Power, LP (aka Coleto Creek WLE, LP):
First Lien Term Loan, 4.209%, 7/31/13	USD	1,180	$810,524
Synthetic Letter of Credit, 1.359%, 7/31/13		84	57,417
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
First Lien Term Loan, 4.125%, 10/31/13		1,230	1,027,411
Letter of Credit, 2.65%, 10/03/13		159	132,378
MACH Gen, LLC Synthetic Letter of Credit First Lien
Term Loan, 2.25%, 2/12/13		69	51,739
			2,079,469
Multiline Retail — 0.0%
The Neiman Marcus Group, Inc. Term Loan,
4.193%, 4/06/13		280	179,292
Oil, Gas & Consumable Fuels — 1.3%
Big West Oil:
Delay Draw Term Loan, 4.50%, 5/15/14		550	269,500
Term Loan, 4.50%, 5/15/14		438	214,375
CR Gas Storage:
Bridge Loan, 2.205%, 5/08/11		29	22,532
Delay Draw Term Loan, 2.203%, 5/08/13		51	39,467
Term Loan, 4.847%, 5/08/13		528	411,489
Coffeyville Resources, LLC:
Funded Letter of Credit, 3.15%, 12/21/13		243	176,655
Tranche D Term Loan, 8.50% – 8.75%, 12/28/13		783	568,969
Drummond Co., Inc. Term Advance, 1.723%, 2/15/12		1,275	1,236,750
Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		3,029	2,423,558
Western Refining, Inc. Term Loan, 8.25%, 5/30/14		915	567,993
			5,931,288
Paper & Forest Products — 1.7%
Georgia-Pacific LLC:
First Lien Term Loan B,
2.956% – 4.189%, 12/22/12		5,261	4,541,312
Term Loan B2, 2.956% – 4.189%, 3/08/13		2,209	1,906,312
NewPage Corp. Term Loan, 5.313%, 12/21/14		2,479	1,509,779
Verso Paper Finance Holdings LLC Term Loan,
7.685% – 8.435%, 2/01/13		575	114,928
			8,072,331
Personal Products — 0.6%
American Safety Razor Co., LLC Second Lien
Term Loan, 6.73%, 1/25/14		2,500	1,600,000
Prestige Brands, Inc. Tranche Term Loan B-1,
2.729%, 10/06/10		1,092	971,495
			2,571,495
Real Estate Management & Development — 0.5%
Enclave Term Loan B, 6.14%, 3/01/12		3,000	1,200,000
Georgian Towers Term Loan, 6.14%, 3/01/12		3,000	1,050,000
Pivotal Promontory, LLC Second Lien Term Loan,
11.50%, 8/11/11 (e)(f)		750	37,500
			2,287,500
Road & Rail — 0.3%
Rail America, Inc. Term Loan, 5.44%, 6/30/09		1,500	1,350,000
Software — 0.2%
Bankruptcy Management Solutions, Inc. First Lien
Term Loan, 4.48%, 7/06/12		978	566,950
CCC Information Services Group Inc. Term Loan,
3.72%, 2/10/13		411	329,119
			896,069

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 31

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Specialty Retail — 0.6%
ADESA, Inc. (KAR Holdings, Inc.) Initial Term Loan,
2.73% – 3.709%, 10/20/13	USD	1,679	$1,129,668
Burlington Coat Factory Warehouse Corp. Term Loan,
2.73%, 5/28/13		586	206,788
Eye Care Centers of America, Inc. Term Loan,
2.92% – 3.97%, 3/01/12		527	437,457
Orchard Supply Hardware Term Loan B,
2.784%, 12/21/13		1,500	930,000
			2,703,913
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc. Term Loan, 2.909% – 4%, 9/05/13		872	816,645
Renfro Corp. Tranche B Term Loan,
4.16% – 4.71%, 10/05/13		436	218,125
St. John Knits International, Inc. Term Loan,
9%, 8/24/13		631	378,397
			1,413,167
Trading Companies & Distributors — 0.2%
Beacon Sales Acquisition, Inc. Term B Loan,
2.479% – 3.435%, 11/02/13		1,222	865,494
Wireless Telecommunication Services — 1.0%
Cellular South, Inc.:
Delay Draw Term Loan, 1.979%, 5/16/14		500	450,000
Term Loan B, 1.979% – 3.75%, 5/29/14		1,478	1,329,750
Cricket Communications, Inc. (aka Leap wireless)
Term B Loan, 6.50%, 6/16/13		1,444	1,336,486
NTELOS Inc. Term B-1 Loan, 2.73%, 8/14/11		1,678	1,527,061
			4,643,297
Total Floating Rate Loan Interests — 51.9%			241,608,652

US Government Agency
Mortgage-Backed Securities
Fannie Mae Guaranteed Pass Through Certificates:
5.00%, 3/15/24 (i)		121,000	124,403,125
5.50%, 12/01/28 – 11/01/33 (j)		7,389	7,602,151
Total US Government Agency
Mortgage-Backed Securities — 28.4%			132,005,276

Corporate Bonds
Air Freight & Logistics — 0.1%
Park-Ohio Industries, Inc., 8.375%, 11/15/14		905	371,050
Airlines — 0.1%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		520	488,800
Auto Components — 0.1%
Allison Transmission, Inc. (b):
11%, 11/01/15		135	65,474
11.25%, 11/01/15 (c)		435	167,475
Lear Corp., 8.75%, 12/01/16		525	89,250
			322,199
Automobiles — 0.0%
Ford Capital BV, 9.50%, 6/01/10		500	160,000
Building Products — 0.2%
CPG International I, Inc., 10.50%, 7/01/13		750	397,500
Momentive Performance Materials, Inc.,
11.50%, 12/01/16		1,850	388,500
			786,000

		Par
Corporate Bonds		(000)	Value

Capital Markets — 0.7%
E*Trade Financial Corp., 12.50%, 11/30/17	USD	2,656	$1,221,875
Marsico Parent Co., LLC, 10.625%, 1/15/16		2,651	1,086,910
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		1,039	425,904
Marsico Parent Superholdco, LLC,
14.50%, 1/15/18 (b)(c)		707	289,946
			3,024,635
Chemicals — 0.9%
American Pacific Corp., 9%, 2/01/15		1,100	924,000
Ames True Temper, Inc., 5.094%, 1/15/12 (d)		2,085	1,355,250
Innophos, Inc., 8.875%, 8/15/14		2,225	1,768,875
Terra Capital, Inc. Series B, 7%, 2/01/17		15	13,650
			4,061,775
Commercial Services & Supplies — 1.2%
Casella Waste Systems, Inc., 9.75%, 2/01/13		2,000	1,750,000
DI Finance Series B, 9.50%, 2/15/13		2,326	2,116,660
Waste Services, Inc., 9.50%, 4/15/14		2,065	1,631,350
			5,498,010
Containers & Packaging — 0.7%
Berry Plastics Holding Corp.:
5.871%, 9/15/14 (d)		510	237,150
8.875%, 9/15/14		465	276,675
Crown Americas LLC, 7.75%, 11/15/15		885	891,638
Impress Holdings BV, 4.219%, 9/15/13 (b)(d)		1,370	1,013,800
Pregis Corp., 12.375%, 10/15/13		2,020	898,900
			3,318,163
Diversified Financial Services — 1.2%
Ford Motor Credit Co. LLC:
5.544%, 4/15/09 (d)		60	55,500
7.375%, 2/01/11		2,800	1,671,216
4.01%, 1/13/12 (d)		565	276,850
7.80%, 6/01/12		1,665	902,467
GMAC LLC, 6.875%, 8/28/12 (b)		1,731	996,606
Structured Asset Repackaged Trust, 1.633%, 1/21/10		2,088	1,775,072
			5,677,711
Diversified Telecommunication Services — 3.7%
Cincinnati Bell, Inc., 7.25%, 7/15/13		1,420	1,356,100
Deutsche Telekom International Finance BV,
8.50%, 6/15/10		5,000	5,256,075
Qwest Communications International, Inc.:
7.50%, 2/15/14		610	516,975
Series B, 7.50%, 2/15/14		2,985	2,529,788
Qwest Corp., 5.246%, 6/15/13 (d)		3,000	2,542,500
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		1,500	1,503,750
Windstream Corp.:
8.125%, 8/01/13		2,340	2,269,800
8.625%, 8/01/16		1,060	1,017,600
			16,992,588
Electric Utilities — 0.7%
Edison Mission Energy, 7.50%, 6/15/13		590	541,325
Elwood Energy LLC, 8.159%, 7/05/26		141	113,281
Midwest Generation LLC Series B, 8.56%, 1/02/16		2,676	2,642,091
			3,296,697
Electronic Equipment & Instruments — 0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16		1,340	469,000
Energy Equipment & Services — 0.1%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		255	199,538
7.75%, 5/15/17		420	325,500
North American Energy Partners, Inc.,
8.75%, 12/01/11		140	110,250
			635,288

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Food & Staples Retailing — 0.3%
Rite Aid Corp., 7.50%, 3/01/17	USD	2,355	$1,271,700
Gas Utilities — 0.1%
Targa Resources, Inc., 8.50%, 11/01/13		725	456,750
Health Care Equipment & Supplies — 1.2%
Biomet, Inc., 10%, 10/15/17		500	500,000
DJO Finance LLC, 10.875%, 11/15/14		6,420	4,879,200
			5,379,200
Health Care Providers & Services — 0.7%
Tenet Healthcare Corp., 6.50%, 6/01/12		1,985	1,766,650
Viant Holdings, Inc., 10.125%, 7/15/17 (b)		2,948	1,474,000
			3,240,650
Hotels, Restaurants & Leisure — 1.6%
American Real Estate Partners LP:
8.125%, 6/01/12		5,860	5,156,800
7.125%, 2/15/13		1,480	1,217,300
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)		1,344	120,960
Harrahs Operating Co., Inc.:
10%, 12/15/15 (b)		300	84,000
10.75%, 2/01/16		2,719	380,660
10.75%, 2/01/18 (c)		1,323	80,417
10%, 12/15/18 (b)		1,292	361,760
Tropicana Entertainment LLC Series WI,
9.625%, 12/15/14 (e)(f)		375	3,750
			7,405,647
Household Durables — 0.0%
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (c)(e)(f)(g)		200	0
IT Services — 0.4%
First Data Corp., 9.875%, 9/24/15		250	137,500
iPayment, Inc., 9.75%, 5/15/14		950	560,500
iPayment Investors LP, 12.75%, 7/15/14 (b)(c)(g)		4,474	1,118,396
			1,816,396
Independent Power Producers & Energy Traders — 0.7%
The AES Corp., 8.75%, 5/15/13 (b)		2,803	2,718,910
NRG Energy, Inc.:
7.25%, 2/01/14		210	197,925
7.375%, 2/01/16		595	548,888
			3,465,723
Industrial Conglomerates — 0.2%
Sequa Corp. (b):
11.75%, 12/01/15		3,210	513,600
13.50%, 12/01/15 (c)		5,314	635,750
			1,149,350
Machinery — 0.7%
AGY Holding Corp., 11%, 11/15/14		1,700	1,020,000
Accuride Corp., 8.50%, 2/01/15		850	255,000
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		3,125	1,718,750
Synventive Molding Solutions Sub-Series A,
14%, 1/14/11		692	380,484
			3,374,234
Marine — 0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		676	405,600
Media — 5.4%
Affinion Group, Inc., 10.125%, 10/15/13		2,825	2,189,374
CMP Susquehanna Corp., 9.875%, 5/15/14		2,425	72,750
Cablevision Systems Corp. Series B,
8.334%, 4/01/09 (d)		800	800,000
Charter Communications Holdings II LLC (e)(f):
10.25%, 9/15/10		1,155	929,775
Series B, 10.25%, 9/15/10		765	612,000

		Par
Corporate Bonds		(000)	Value

Media (concluded)
Comcast Cable Communications LLC,
6.875%, 6/15/09	USD	6,685	$6,730,231
DirecTV Holdings LLC, 8.375%, 3/15/13		500	505,000
EchoStar DBS Corp.:
7%, 10/01/13		200	186,500
7.125%, 2/01/16		200	180,500
Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,575	378,000
Network Communications, Inc., 10.75%, 12/01/13		1,520	235,600
Nielsen Finance LLC, 10%, 8/01/14		3,695	3,048,375
ProtoStar I Ltd., 18%, 10/15/12 (b)(h)		3,454	1,899,760
Rainbow National Services LLC (b):
8.75%, 9/01/12		925	926,156
10.375%, 9/01/14		3,134	3,208,433
Salem Communications Corp., 7.75%, 12/15/10		2,000	990,000
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		4,965	2,333,550
			25,226,004
Metals & Mining — 0.5%
AK Steel Corp., 7.75%, 6/15/12		1,250	1,075,000
Freeport-McMoRan Copper & Gold, Inc.,
7.084%, 4/01/15 (d)		1,495	1,117,513
			2,192,513
Multiline Retail — 0.9%
JC Penny Corp. Inc., 8%, 3/01/10		4,400	4,367,704
Oil, Gas & Consumable Fuels — 1.7%
Berry Petroleum Co., 8.25%, 11/01/16		550	280,500
Chesapeake Energy Corp., 6.375%, 6/15/15		650	531,375
Compton Petroleum Finance Corp.,
7.625%, 12/01/13		700	234,500
EXCO Resources, Inc., 7.25%, 1/15/11		495	395,381
Encore Acquisition Co., 6%, 7/15/15		250	193,750
OPTI Canada, Inc., 8.25%, 12/15/14		1,990	676,600
Overseas Shipholding Group, Inc., 8.75%, 12/01/13		1,650	1,464,375
Sabine Pass LNG LP, 7.50%, 11/30/16		1,515	1,018,838
SandRidge Energy, Inc.:
5.06%, 4/01/14 (d)		1,500	985,758
8.625%, 4/01/15 (c)		1,500	1,035,000
Whiting Petroleum Corp.:
7.25%, 5/01/13		1,390	1,132,850
7.25%, 5/01/12		75	63,000
			8,011,927
Paper & Forest Products — 0.2%
Bowater, Inc., 4.996%, 3/15/10 (d)		670	120,600
Domtar Corp., 7.875%, 10/15/11		140	119,350
NewPage Corp.:
7.42%, 5/01/12 (d)		1,500	360,000
10%, 5/01/12		665	201,163
			801,113
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16		350	345,625
Real Estate Investment Trusts (REITs) — 0.1%
Rouse Co. LP, 5.375%, 11/26/13		2,000	600,000
Software — 0.0%
BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)		543	130,962
Specialty Retail — 1.6%
General Nutrition Centers, Inc.:
7.584%, 3/15/14 (c)(d)		2,250	1,327,500
10.75%, 3/15/15		1,700	1,190,000
Group 1 Automotive, Inc., 8.25%, 8/15/13 (f)		5,000	3,750,000
Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12 (e)(f)		1,454	116,320
Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		3,500	1,085,000
			7,468,820

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 33

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Textiles, Apparel & Luxury Goods — 0.1%
Quiksilver, Inc., 6.875%, 4/15/15	USD	575	$287,500
Tobacco — 0.2%
Reynolds American, Inc., 7.625%, 6/01/16		1,000	878,462
Wireless Telecommunication Services — 1.4%
Cricket Communications, Inc., 9.375%, 11/01/14		270	246,375
Digicel Group Ltd. (b):
8.875%, 1/15/15		1,120	834,400
9.125%, 1/15/15 (c)		2,467	1,726,900
MetroPCS Wireless, Inc., 9.25%, 11/01/14		350	330,750
Nordic Telephone Co. Holdings ApS,
8.875%, 5/01/16 (b)		3,850	3,503,500
			6,641,925
Total Corporate Bonds — 28.0%			130,019,721

US Government Obligations
Fannie Mae, 7.25%, 1/15/10		17,000	17,890,443
U.S. Treasury Notes:
3.875%, 5/15/09 (h)		6,000	6,043,362
3.375%, 9/15/09		3,425	3,476,375
4.25%, 8/15/15		1,815	2,008,127
Total US Government Obligations — 6.3%			29,418,307

Foreign Government Obligations
Colombia Government International Bond,
9.75%, 4/23/09		5,000	5,050,000
Peru Government International Bond,
8.375%, 5/03/16		4,871	5,431,165
Turkey Government International Bond, 7%, 9/26/16		5,093	4,736,490
Total Foreign Government Obligations — 3.3%			15,217,655

Asset-Backed Securities
Sterling Bank Trust Series 2004-2 Class Note,
2.081%, 3/30/30 (a)		19,594	1,194,019
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (a)		15,871	1,477,973
Total Asset-Backed Securities — 0.6%			2,671,992

Common Stocks
Capital Markets — 0.0%
E*Trade Financial Corp. (f)		121,011	96,809
Commercial Services & Supplies — 0.0%
Sirva Common Stock		1,109	5,545
Total Common Stocks — 0.0%			102,354

Preferred Stocks
Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (b)		177	76,995
Total Preferred Stocks — 0.0%			76,995

Warrants(k)	Shares	Value
Machinery — 0.0%
Synventive Molding Solutions (expires 1/15/13)	1	0
Total Warrants — 0.0%		0

	Beneficial
	Interest
Other Interests (l)	(000)
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (g)	USD 7,579	1,525
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (g)	3,155	0
Total Other Interests — 0.0%		1,525
Total Long-Term Investments
(Cost — $744,323,872) — 118.5%		551,122,477

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, 0.86% (g)(m)	31,220,283	31,220,283
Total Short-Term Securities
(Cost — $31,220,283) — 6.7%		31,220,283

Options Purchased	Contracts
Over-the-Counter Call Options
Marsico Parent Superholdco LLC, expiring
December 2009 at USD 942.86
Broker Goldman Sachs & Co.	46	74,290
Total Options Purchased (Cost — $44,978) — 0.0%		74,290
Total Investments (Cost — $775,589,133*) — 125.2%		582,417,050
Liabilities in Excess of Other Assets — (25.2)%		(117,255,378)
Net Assets — 100.0%		$ 465,161,672

* The cost and unrealized appreciation (depreciation) of investments as of February 28,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 775,657,541
Gross unrealized appreciation	$ 1,854,170
Gross unrealized depreciation	(195,094,661)
Net unrealized depreciation	$(193,240,491)

(a) Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents a payment-in-kind security, which may pay interest/dividends in additional par/shares.
(d) Variable rate security. Rate shown is as of report date.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Non-income producing security.
(g) Represents the current yield as of report date.
(h) Convertible security.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (concluded)

BlackRock Limited Duration Income Trust (BLW)

(i) Represents or includes a to-be-announced transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
Counterparty	Market Value	Appreciation
Barclays Capital PLC	$124,403,125	$170,156

(j) All, or a portion of security, pledged as collateral in connection with open financial futures contracts.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(l) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	USD 31,220,283	$20,283

•For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.
•Financial futures contracts sold as of February 28, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

57	5-Year U.S. Treasury Bond	June 2009	$6,628,587	$16,811

•Foreign currency exchange contracts as of February 28, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)

USD	529,140	EUR	400,000	Citibank N.A.	3/18/09	$ 22,122
USD	1,803,270	EUR	1,400,000	UBS AG	3/18/09	28,707
USD 14,055,445		EUR 10,721,000		Deutsche Bank AG	3/18/09	466,094
USD	191,534	GBP	139,500	Citibank NA	3/18/09	(8,157)
USD	8,041,224	GBP	5,423,000	UBS AG	3/18/09	278,344
Total						$ 787,110

•Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 31,317,092	$16,811	—
Level 2	449,520,281	869,557	$(8,157)
Level 3	101,505,387	—	—
Total	$582,342,760	$886,368	$(8,157)

•Other financial instruments are futures, foreign currency exchange contracts and options. Futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

Investments in
Securities
Assets
Balance as of August 31, 2008	$27,082,546
Accrued discounts/premiums	340,388
Realized loss	(6,448,682)
Change in unrealized appreciation/depreciation[1]	(72,247,376)
Net sales	(1,890,185)
Net transfers in Level 3	154,668,696
Balance as of February 28, 2009	$101,505,387

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 35

Statements of Assets and Liabilities

		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate	BlackRock
	Defined	Income	Income	Limited
	Opportunity	Strategies	Strategies	Duration
	Credit Trust	Fund, Inc.	Fund, Inc.	Income Trust
February 28, 2009 (Unaudited)	(BHL)	(DVF)	(FRA)	(BLW)

Assets

Investments at value — unaffiliated[1]	$ 110,916,252	$93,401,485	$204,689,054	$551,196,767
Investments at value — affiliated[2]	2,338,274	2,757,179	4,457,276	31,220,283
Unrealized appreciation on forward foreign currency exchange contracts	256,720	108,061	515,161	795,267
Unrealized appreciation on unfunded corporate loans	—	—	9,352	—
Unrealized appreciation on swaps	—	393,681	1,208,287	—
Foreign currency at value[3]	694,351	238,153	332,957	709,554
Cash	173,136	—	—	25,895
Swap premiums paid	—	362,580	2,009,941	—
Cash collateral on swaps	—	2,100,000	—	—
Interest receivable	674,269	2,730,641	4,110,019	7,603,303
Investments sold receivable	2,268,125	1,832,827	3,218,443	2,318,759
Dividends receivable	—	16,822	—	590
Swaps receivable	6,500	132,591	73,890	—
Commitment fees receivable	327	—	1,772	171
Principal paydown receivable	62,075	—	49,851	46,943
Margin variation receivable	—	—	—	11,578
Prepaid expenses	1,024	6,294	12,115	69,729
Other assets	33,694	—	12,323	83,476
Total assets	117,424,747	104,080,314	220,700,441	594,082,315

Liabilities

Loan payable	27,000,000	23,500,000	39,500,000	—
Unrealized depreciation on forward foreign currency exchange contracts	—	856	—	8,157
Unrealized depreciation on unfunded corporate loans	6,893	—	—	—
Unrealized depreciation on swaps	26,702	8,666,125	7,007,760	—
Swap premiums received	227,742	—	—	—
Swaps payable	—	120,724	117,978	—
Investments purchased payable	2,406,739	965,644	895,270	128,279,810
Interest expense payable	42,062	6,809	7,900	—
Deferred income	26,696	—	34,592	14,144
Bank overdraft	—	24,377	48,737	—
Officer’s and Directors’/Trustees’ fees payable	70	64	135	64,316
Investment advisory fees payable	91,564	56,713	126,188	202,219
Income dividends to shareholders payable	201,691	—	229,564	143,253
Other liabilities	—	412,558	495,052	—
Other affiliates payable	591	1,190	2,085	4,400
Other accrued expenses payable	—	6,564	—	204,344
Total liabilities	30,030,750	33,761,624	48,465,261	128,920,643
Net Assets	$ 87,393,997	$70,318,690	$172,235,180	$465,161,672

Net Assets Consist of

Par value[4] per share[5]	$ 9,009	$1,222,669	$1,833,682	$36,890
Paid-in capital in excess of par	127,890,080	230,656,312	347,664,609	701,305,214
Distributions in excess of net investment income	(2,838,491)	(2,012,286)	(583,822)	(5,510,833)
Accumulated net realized loss	(2,032,343)	(45,710,037)	(40,354,660)	(38,302,106)
Net unrealized appreciation/depreciation	(35,634,258)	(113,837,968)	(136,324,629)	(192,367,493)
Net Assets	$ 87,393,997	$70,318,690	$172,235,180	$465,161,672
Net asset value	$ 9.70	$5.75	$9.39	$12.61
[1] Investment at cost — unaffiliated	$ 146,762,245	$199,054,292	$335,560,618	$744,368,850
[2] Investment at cost — affiliated	$ 2,338,274	$2,757,179	$4,457,276	$31,220,283
[3] Foreign currency at cost	$ 705,770	$265,798	$341,841	$714,689
[4] Par value per share	$ 0.001	$0.10	$0.10	$0.001
[5] Shares outstanding	9,008,704	12,226,693	18,336,820	36,889,650

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statements of Assets and Liabilities (concluded)

	BlackRock	BlackRock
	Senior Floating	Senior Floating
February 28, 2009 (Unaudited)	Rate Fund, Inc.	Rate Fund II, Inc.
Assets
Investment at value — Master Senior Floating Rate (the “Master LLC”)[1]	$ 268,277,380	$122,821,506
Capital shares sold receivable	604,596	522,999
Prepaid expenses	197,337	102,912
Total assets	269,079,313	123,447,417

Liabilities
Income dividends payable	1,294,538	575,561
Contributions payable to the Master LLC	604,596	522,999
Administration fees payable	52,997	37,822
Other affiliates payable	45,892	13,686
Officer’s and Directors’ fees payable	157	69
Other accrued expenses payable	30,790	17,918
Total liabilities	2,028,970	1,168,055
Net Assets	$ 267,050,343	$122,279,362

Net Assets Consist of
Par value $0.10 per share, 1,000,000 shares authorized[2]	$ 4,489,008	$1,898,017
Paid-in capital in excess of par	746,184,668	223,669,959
Undistributed net investment income	201,596	100,753
Accumulated net realized loss	(361,736,583)	(45,991,526)
Net unrealized appreciation/depreciation	(122,088,346)	(57,397,841)
Net Assets	$ 267,050,343	$122,279,362
Net asset value	$5.95	$6.44
[1] Cost — investment in Master LLC	$ 390,365,726	$180,219,347
[2] Shares outstanding	44,890,078	18,980,172

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 37

Statements of Operations

		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate	BlackRock
	Defined	Income	Income	Limited
	Opportunity	Strategies	Strategies	Duration
	Credit Trust	Fund, Inc.	Fund, Inc.	Income Trust
Six Months Ended February 28, 2009 (Unaudited)	(BHL)	(DVF)	(FRA)	(BLW)

Investment Income

Interest	$ 5,740,508	$ 8,997,785	$ 13,656,833	$ 23,011,421
Facility and other fees	62,316	79,411	447,438	291,886
Income — affiliated	14,960	17,840	24,202	26,189
Total income	5,817,784	9,095,036	14,128,473	23,329,496

Expenses

Investment advisory	649,684	520,825	1,005,216	1,421,884
Professional	144,069	57,637	79,380	81,529
Registration	8,442	4,046	4,271	5,645
Borrowing costs[1]	21,362	172,159	144,633	—
Accounting services	13,130	12,833	27,418	38,757
Transfer agent	9,280	13,337	20,285	7,817
Printing	8,935	10,125	15,861	53,042
Custodian	7,588	9,312	13,870	17,705
Officer and Directors/Trustees	5,513	4,947	12,536	13,883
Offering costs	—	—	1,696	—
Miscellaneous	16,895	19,620	21,908	39,581
Total expenses excluding interest expense	884,898	824,841	1,347,074	1,679,843
Interest expense	286,443	727,985	1,081,126	101,938
Total expenses	1,171,341	1,552,826	2,428,200	1,781,781
Less fees waived by advisor	—	—	—	(3,484)
Less fees paid indirectly	(396)	(338)	(456)	(1,413)
Total expenses after waiver and fees paid indirectly	1,170,945	1,552,488	2,427,744	1,776,884
Net investment income	4,646,839	7,542,548	11,700,729	21,552,612

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(4,444,940)	(27,584,924)	(33,647,266)	(24,137,791)
Futures and swaps	(857,171)	(2,244,905)	320,258	85,002
Foreign currency transactions	2,515,750	780,893	2,689,793	7,859,857
	(2,786,361)	(29,048,936)	(30,637,215)	(16,192,932)
Net change in unrealized appreciation/depreciation on:
Investments	(35,960,131)	(63,633,292)	(86,533,722)	(130,399,531)
Futures and swaps	(217,498)	(5,027,675)	(3,895,546)	(53,465)
Foreign currency transactions	(734,047)	(143,472)	(761,212)	(2,461,822)
Unfunded corporate loans	(11,866)	(2,059)	191,960	26,733
	(36,923,542)	(68,806,498)	(90,998,520)	(132,888,085)
Total realized and unrealized loss	(39,709,903)	(97,855,434)	(121,635,735)	(149,081,017)
Net Decrease in Net Assets Resulting from Operations	$ (35,063,064)	$ (90,312,886)	$ (109,935,006)	$ (127,528,405)

1 See Note 8 of the Notes to Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statements of Operations (concluded)

	BlackRock	Blackrock
	Senior Floating	Senior Floating
Six Months Ended February 28, 2009 (Unaudited)	Rate Fund, Inc.	Rate Fund II, Inc.

Investment Income

Net Investment income allocated from the Master LLC:
Interest	$ 12,500,246	$5,686,904
Income — affiliated	128,265	59,041
Facility and other fees	163,730	74,432
Expenses	(1,552,074)	(707,102)
Total income	11,240,167	5,113,275

Expenses

Administration	372,798	271,770
Transfer agent	159,158	48,716
Tender offer	63,623	37,411
Professional	45,125	26,863
Printing	37,905	22,467
Registration	17,305	12,608
Officer and Directors	460	212
Miscellaneous	6,062	5,937
Total expenses	702,436	425,984
Net investment income	10,537,731	4,687,291

Realized and Unrealized Gain (Loss) Allocated from the Master LLC

Net realized gain (loss) from:
Investments	(19,231,655)	(8,737,548)
Swaps	114,163	52,739
Foreign currency transactions	2,045,418	940,794
	(17,072,074)	(7,744,015)
Net change in unrealized appreciation/depreciation on investments, swaps, foreign currency and unfunded corporate loans	(81,616,206)	(38,089,005)
Total realized and unrealized loss	(98,688,280)	(45,833,020)
Net Decrease in Net Assets Resulting from Operations	$ (88,150,549)	$(41,145,729)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 39

Statements of Changes in Net Assets	BlackRock Defined Opportunity Credit Trust (BHL)

	Six Months	Period
	Ended	January 31,
	February 28,	2008[1] to
	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$4,646,839	$ 4,088,383
Net realized gain (loss)	(2,786,361)	641,116
Net change in unrealized appreciation/depreciation	(36,923,542)	1,289,284
Net increase (decrease) in net assets resulting from operations	(35,063,064)	6,018,783

Dividends and Distributions to Shareholders From
Net investment income	(6,047,240)[2]	(5,435,571)
Tax return of capital	—	(481,911)
Decrease in net assets resulting from dividends and distributions to shareholders	(6,047,240)	(5,917,482)

Capital Share Transactions
Net proceeds from the issuance of shares	—	127,448,000
Capital charges with respect to issuance of shares	—	(200,500)
Reinvestment of dividends	809,153	224,341
Net increase in net assets resulting from share transactions	809,153	127,471,841

Net Assets
Total increase (decrease) in net assets	(40,301,151)	127,573,142
Beginning of period	127,695,148	122,006
End of period	$87,393,997	$ 127,695,148
End of period distributions in excess of net investment income	$(2,838,491)	$ (1,438,090)

1 Commencement of operations.
2 A portion of the dividends from net investment income for the six months ended February 28, 2009 may be deemed a tax return of capital or realized gain at fiscal year end.

	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
	Six Months
	Ended	Year
	February 28,	Ended
	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$7,542,548	$ 19,628,678
Net realized loss	(29,048,936)	(13,105,495)
Net change in unrealized appreciation/depreciation	(68,806,498)	(28,460,128)
Net decrease in net assets resulting from operations	(90,312,886)	(21,936,945)

Dividends and Distributions to Shareholders From
Net investment income	(9,379,189)[3]	(20,910,360)
Tax return of capital	—	(443,389)
Decrease in net assets resulting from dividends and distributions to shareholders	(9,379,189)	(21,353,749)

Capital Share Transactions
Reinvestment of dividends	303,686	205,747

Net Assets
Total decrease in net assets	(99,388,389)	(43,084,947)
Beginning of period	169,707,079	212,792,026
End of period	$70,318,690	$ 169,707,079
End of period distributions in excess of net investment income	$(2,012,286)	$ (175,645)

3 A portion of the dividends from net investment income for the six months ended February 28, 2009 may be deemed a tax return of capital or realized gain at fiscal year end.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statements of Changes in Net Assets	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Six Months
	Ended	Year
	February 28,	Ended
	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$ 11,700,729	$ 26,533,760
Net realized loss	(30,637,215)	(10,426,510)
Net change in unrealized appreciation/depreciation	(90,998,520)	(26,845,871)
Net decrease in net assets resulting from operations	(109,935,006)	(10,738,621)

Dividends to Shareholders From
Net investment income	(13,133,191)	(28,321,303)

Capital Share Transactions
Reinvestment of dividends	298,574	—

Net Assets
Total decrease in net assets	(122,769,623)	(39,059,924)
Beginning of period	295,004,803	334,064,727
End of period	$ 172,235,180	$ 295,004,803
End of period undistributed (distributions in excess of) net investment income	$ (583,822)	$ 848,640

BlackRock Limited Duration Income Trust (BLW)

	Six Months	Period
	Ended	November 1,	Year
	February 28,	2007 to	Ended
	2009	August 31,	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	2007
Operations
Net investment income	$ 21,552,612	$ 41,919,013	$ 55,219,613
Net realized gain (loss)	(16,192,932)	(24,118,166)	3,120,082
Net change in unrealized appreciation/depreciation	(132,888,085)	(40,618,831)	(21,221,592)
Net increase (decrease) in net assets resulting from operations	(127,528,405)	(22,817,984)	37,118,103

Dividends and Distributions to Shareholders From
Net investment income	(23,702,670)[1]	(43,898,690)	(51,967,739)
Net realized gain	—	—	(2,229,742)
Tax return of capital	—	—	(1,074,826)
Decrease in net assets resulting from dividends and distributions to shareholders	(23,702,670)	(43,898,690)	(55,272,307)

Capital Share Transactions
Reinvestment of dividends	—	—	2,057,525

Net Assets
Total decrease in net assets	(151,231,075)	(66,716,674)	(16,096,679)
Beginning of period	616,392,747	683,109,421	699,206,100
End of period	$ 465,161,672	$ 616,392,747	$ 683,109,421
End of undistributed (distributions in excess of) net investment income	$ (5,510,833)	$ (3,360,775)	$ 800,386

1 A portion of the dividends from net investment income for the six months ended February 28, 2009 may be deemed a tax return of capital or realized gain at fiscal year end.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 41

Statements of Changes in Net Assets	BlackRock Senior Floating Rate Fund, Inc.

	Six Months
	Ended
	February 28,	Year Ended
	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$10,537,731	$ 26,675,323
Net realized loss	(17,072,074)	(14,362,509)
Net change in unrealized appreciation/depreciation	(81,616,206)	(18,260,695)
Net decrease in net assets resulting from operations	(88,150,549)	(5,947,881)

Dividends to Shareholders From
Net investment income	(10,504,204)	(26,664,539)

Capital Share Transactions
Net decrease in net assets resulting from capital share transactions	(33,695,125)	(73,502,678)

Net Assets
Total decrease in net assets	(132,349,878)	(106,115,098)
Beginning of period	399,400,221	505,515,319
End of period	$267,050,343	$ 399,400,221
End of period undistributed net investment income	$201,596	$ 168,069

	BlackRock Senior Floating Rate Fund II, Inc.

	Six Months
	Ended
	February 28,	Year Ended
	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$4,687,291	$ 12,299,609
Net realized loss	(7,744,015)	(6,857,340)
Net change in unrealized appreciation/depreciation	(38,089,005)	(8,921,385)
Net decrease in net assets resulting from operations	(41,145,729)	(3,479,116)

Dividends and Distributions to Shareholders From
Net investment income	(4,671,647)	(12,294,014)
Net realized gain	(460,006)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(5,131,653)	(12,294,014)

Capital Share Transactions
Net decrease in net assets resulting from capital share transactions	(18,080,305)	(45,450,688)

Net Assets
Total decrease in net assets	(64,357,687)	(61,223,818)
Beginning of period	186,637,049	247,860,867
End of period	$122,279,362	$ 186,637,049
End of period undistributed net investment income	$100,753	$ 85,109

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statements of Cash Flows

		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate
	Defined	Income	Income
	Opportunity	Strategies	Strategies
	Credit Trust	Fund, Inc.	Fund, Inc.
Six Months Ended February 28, 2009 (Unaudited)	(BHL)	(DVF)	(FRA)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$ (35,063,064)	$(90,312,886)	$(109,935,006)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in receivables	729,618	1,356,678	823,067
Increase (decrease) in prepaid expenses and other assets	(33,694)	—	7,880
Increase in other liabilities	(287,661)	(492,982)	45,944
Net realized and unrealized loss	41,118,713	95,547,870	124,978,057
Amortization of premium and discount on investments	(1,185,459)	(374,850)	(1,109,000)
Paid-in-kind income	—	(507,299)	(516,550)
Cash collateral on swaps	—	(2,100,000)	—
Swap premiums paid	—	(385,438)	(1,838,750)
Proceeds from sales and paydowns of long-term securities	38,874,180	66,797,973	118,160,338
Purchases of long-term securities	(28,225,350)	(21,875,725)	(53,938,622)
Net proceeds from sales of short-term investments	1,432,371	2,835,226	—
Net purchases of short-term investments	—	—	(2,822,607)
Cash provided by operating activities	17,359,654	50,488,567	73,854,751

Cash Used for Financing Activities

Cash receipts from loans	15,000,000	14,000,000	34,000,000
Cash payments on loans	(26,500,000)	(56,000,000)	(96,000,000)
Cash dividends paid to shareholders	(5,237,232)	(9,256,909)	(12,839,203)
Net cash used for financing activities	(16,737,232)	(51,256,909)	(74,839,203)

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	(11,419)	(27,645)	(8,884)

Cash

Net increase (decrease) in cash	611,003	(795,987)	(993,336)
Cash at beginning of period	256,484	1,009,763	1,277,556
Cash at end of period	$ 867,487	$213,776	$284,220

Cash Flow Information

Cash paid for interest	$ 385,363	$770,824	$1,149,608

Non-Cash Financing Activities

Reinvestment of dividends	$ 809,153	$303,686	$298,574

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 43

Financial Highlights	BlackRock Defined Opportunity Credit Trust (BHL)

	Six Months	Period
	Ended	January 31,
	February 28,	2008[1] to
	2009	August 31,
	(Unaudited)	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.31	$14.33[2]
Net investment income[3]	0.52	0.47
Net realized and unrealized gain (loss)	(4.45)	0.21
Net increase (decrease) from investment operations	(3.93)	0.68
Dividends and distributions from:
Net investment income[4]	(0.68)	(0.62)
Tax return of capital	—	(0.06)
Total dividends and distributions	(0.68)	(0.68)
Capital charges with respect to issuance of shares	—	(0.02)
Net asset value, end of period	$9.70	$14.31
Market price, end of period	$9.35	$12.66

Total Investment Return[5]
Based on net asset value	(27.30)%[6]	4.79%[6]
Based on market price	(20.79)%[6]	(11.44)%[6]

Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	1.91%[7]	1.48%[7]
Total expenses after fees paid indirectly	2.53%[7]	1.78%[7]
Total expenses	2.53%[7]	1.78%[7]
Net investment income	10.02%[7]	5.52%[7]

Supplemental Data
Net assets, end of period (000)	$87,394	$127,695
Loan outstanding, end of period (000)	$27,000	$38,500
Average loan outstanding during the period (000)	$37,522	$13,788
Portfolio turnover	10%	18%
Asset coverage, end of period per $1,000	$4,237	$4,317

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from initial offering price of $15.00 per share.
3 Based on average shares outstanding.
4 A portion of the distribution may be deemed a tax return of capital or net realized gain.
5 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
6 Aggregate total investment return.
7 Annualized.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Financial Highlights	BlackRock Diversified Income Strategies Fund, Inc. (DVF)

	Six Months				Period
	Ended				January 31,
	February 28,				2005[1] to
		Year Ended August 31,
	2009				August 31,
	(Unaudited)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$13.94	$17.50	$18.70	$18.38	$19.10
Net investment income[2]	0.62	1.61	1.83	1.77	0.84
Net realized and unrealized gain (loss)	(8.04)	(3.41)	(1.23)	0.25	(0.77)
Net increase (decrease) from investment operations	(7.42)	(1.80)	0.60	2.02	0.07
Dividends and distributions from:
Net investment income	(0.77)[3]	(1.72)	(1.80)	(1.70)	(0.75)
Tax return of capital	—	(0.04)	—	—	—
Total dividends and distributions	(0.77)	(1.76)	(1.80)	(1.70)	(0.75)
Capital charges with respect to issuance of shares	—	—	—	(0.00)[4]	(0.04)
Net asset value, end of period	$5.75	$13.94	$17.50	$18.70	$18.38
Market price, end of period	$6.03	$12.77	$17.16	$18.85	$17.53

Total Investment Return[5]
Based on net asset value	(53.82)%[6]	(10.17)%	3.00%	11.99%	0.42%[6]
Based on market price	(47.13)%[6]	(16.08)%	0.19%	18.36%	(8.53)%[6]

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and excluding interest expense	1.62%[7]	1.23%	1.30%	1.29%	1.00%[7]
Total expenses after waiver and fees paid indirectly	3.05%[7]	2.77%	3.66%	3.17%	2.20%[7]
Total expenses	3.05%[7]	2.77%	3.66%	3.17%	2.48%[7]
Net investment income	14.80%[7]	10.40%	9.63%	9.57%	7.88%[7]

Supplemental Data
Net assets, end of period (000)	$70,319	$169,707	$212,792	$224,156	$ 219,748
Loan outstanding, end of period (000)	$23,500	$65,500	$72,000	$88,800	$ 101,400
Average loan outstanding during the period (000)	$37,235	$64,335	$95,465	$86,132	$ 75,543
Portfolio turnover	13%	41%	72%	64%	17%
Asset coverage, end of period per $1,000	$3,992	$3,591	$3,955	$3,524	$ 3,167

1 Commencement of operations.
2 Based on average shares outstanding.
3 A portion of the distribution may be deemed a tax return of capital or net realized gain.
4 Amount is less than $(0.01) per share.
5 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
6 Aggregate total investment return.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 45

Financial Highlights		BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Six Months					Period
	Ended					October 31,
	February 28,					2003[1] to
			Year Ended August 31,
	2009					August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$16.12	$18.25	$19.32	$19.35	$19.16	$19.10
Net investment income	0.64[2]	1.45[2]	1.54[2]	1.40[2]	1.23[2]	0.66
Net realized and unrealized gain (loss)	(6.65)	(2.03)	(1.07)	(0.06)	0.08	0.02
Net increase (decrease) from investment operations	(6.01)	(0.58)	0.47	1.34	1.31	0.68
Dividends and distributions from:
Net investment income	(0.72)	(1.55)	(1.54)	(1.37)	(1.11)	(0.60)
Net realized gain	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.72)	(1.55)	(1.54)	(1.37)	(1.12)	(0.60)
Capital charges with respect to issuance of shares	—	—	—	—	—	(0.02)
Net asset value, end of period	$9.39	$16.12	$18.25	$19.32	$19.35	$19.16
Market price, end of period	$8.74	$14.49	$16.70	$17.49	$17.85	$19.44

Total Investment Return[3]
Based on net asset value	(37.26)%[4]	(2.56)%	2.74%	7.92%	7.27%	3.50%[4]
Based on market price	(35.03)%[4]	(4.28)%	3.85%	5.91%	(2.47)%	0.29%[4]

Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	1.31%[5]	1.18%	1.20%	1.14%	1.22%	0.71%[5]
Total expenses after fees paid indirectly	2.37%[5]	2.60%	3.33%	2.54%	2.18%	0.87%[5]
Total expenses before fees paid indirectly	2.37%[5]	2.61%	3.33%	2.54%	2.18%	0.87%[5]
Total expenses	2.37%[5]	2.61%	3.33%	2.54%	2.18%	1.08%[5]
Net investment income	11.40%[5]	8.49%	7.88%	7.30%	6.34%	3.80%[5]

Supplemental Data
Net assets, end of period (000)	$172,235	$295,005	$334,065	$353,713	$354,114	$ 350,254
Loan outstanding, end of period (000)	$39,500	$101,500	$107,000	$135,200	$123,600	$ 123,225
Average loan outstanding during the period (000)	$63,307	$102,272	$133,763	$101,916	$117,702	$ 38,654
Portfolio turnover	18%	49%	69%	57%	48%	43%
Asset coverage, end of period per $1,000	$5,360	$3,906	$4,122	$3,616	$3,865	$3,842

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Financial Highlights				BlackRock Limited Duration Income Trust (BLW)

	Six Months	Period					Period
	Ended	November 1,					July 30, 2003[1]
	February 28,	2007 to					through
				Year Ended October 31,
	2009	August 31,					October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$16.71	$ 18.52	$19.01	$19.17	$20.13	$19.74	$19.10[2]
Net investment income	0.58[3]	1.14[3]	1.50	1.35	1.46	1.46	0.33
Net realized and unrealized gain (loss)	(4.04)	(1.76)	(0.49)	0.03	(0.94)	0.43	0.60
Net increase (decrease) from investment operations	(3.46)	(0.62)	1.01	1.38	0.52	1.89	0.93
Dividends and distributions from:
Net investment income	(0.64)[4]	(1.19)	(1.41)	(1.52)	(1.33)	(1.49)	(0.25)
Net realized gain	—	—	(0.06)	—	(0.15)	(0.01)	—
Tax return of capital	—	—	(0.03)	(0.02)	—	—	—
Total dividends and distributions	(0.64)	(1.19)	(1.50)	(1.54)	(1.48)	(1.50)	(0.25)
Capital charges with respect to issuance of shares	—	—	—	—	—	—	(0.04)
Net asset value, end of period	$12.61	$ 16.71	$18.52	$19.01	$19.17	$20.13	$19.74
Market price, end of period	$11.96	$ 14.57	$16.68	$18.85	$17.48	$19.95	$18.80

Total Investment Return[5]
Based on net asset value	(20.15)%[6]	(2.60)%[6]	5.66%	7.85%	2.93%	10.17%	4.71%[6]
Based on market price	(13.14)%[6]	(5.70)%[6]	(4.03)%	17.31%	(5.30)%	14.64%	(4.77)%[6]

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and
excluding interest expense	0.68%[7]	0.76%[7]	0.83%	0.91%	0.92%	0.90%	0.79%[7]
Total expenses after waiver and fees paid indirectly	0.72%[7]	1.38%[7]	2.14%	2.19%	1.71%	1.25%	0.82%[7]
Total expenses after waiver and before fees paid indirectly	0.72%[7]	1.39%[7]	2.16%	2.20%	1.71%	1.28%	0.82%[7]
Total expenses	0.72%[7]	1.39%[7]	2.16%	2.20%	1.71%	1.26%	0.82%[7]
Net investment income	8.73%[7]	7.84%[7]	7.92%	7.10%	7.42%	7.34%	6.87%[7]

Supplemental Data
Net assets, end of period (000)	$465,162	$ 616,393	$638,109	$699,206	$704,961	$739,225	$724,747
Reverse repurchase agreements outstanding,
end of period (000)	—	$ 64,538	$109,287	$220,000	$176,010	$159,416	$118,993
Reverse repurchase agreements average
daily balance (000)	$23,523	$ 120,295	$172,040	$179,366	$186,660	$195,845	$26,591
Portfolio turnover	143%[8]	191%[9]	65%	132%	70%	215%	127%
Asset coverage, end of period per $1,000	—	$ 10,551	$7,251	$4,178	$5,005	$5,637	$7,091

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
3 Based on average shares outstanding.
4 A portion of the distribution may be deemed a tax return of capital or net realized gain.
5 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
6 Aggregate total investment return.
7 Annualized.
8 Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 63%.
9 Includes TBA transactions. Excluding these transactions the portfolio turnover would have been 24%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 47

Financial Highlights				BlackRock Senior Floating Rate Fund, Inc.

	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$8.60	$8.92	$9.01	$8.91	$8.40
Net investment income[1]	0.23	0.51	0.60	0.52	0.37	0.30
Net realized and unrealized gain (loss)	(2.04)	(0.62)	(0.32)	(0.08)	0.10	0.51
Net increase (decrease) from investment operations	(1.81)	(0.11)	0.28	0.44	0.47	0.81
Dividends from net investment income	(0.22)	(0.51)	(0.60)	(0.53)	(0.37)	(0.30)
Net asset value, end of period	$5.95	$7.98	$8.60	$8.92	$9.01	$8.91

Total Investment Return[2]
Based on net asset value	(22.69)%[3]	(1.32)%[4]	3.07%	4.97%	5.38%	9.73%

Ratios to Average Net Assets[5]
Total expenses	1.51%[6]	1.28%[4]	1.44%	1.43%	1.41%	1.44%
Net investment income	7.07%[6]	6.16%	6.67%	5.84%	4.11%	3.41%

Supplemental Data
Net assets, end of period (000)	$267,050	$399,400	$505,515	$ 601,807	$676,703	$756,795
Portfolio turnover for the Master LLC	14%	56%	46%	54%	53%	76%

1 Based on average shares outstanding.
2 Total investment returns exclude the early withdrawal charge, if any. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value.
No secondary market for the Fund’s shares exists.
3 Aggregate total investment return.
4 During the year ended August 31, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.02 and increased total investment return 0.24%. The expense ratio excluding the refund was 1.46%.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Financial Highlights			BlackRock Senior Floating Rate Fund II, Inc.

	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.67	$9.35	$9.70	$9.79	$9.67	$9.13
Net investment income[1]	0.24	0.54	0.63	0.56	0.39	0.30
Net realized and unrealized gain (loss)	(2.21)	(0.69)	(0.34)	(0.10)	0.11	0.55
Net increase (decrease) from investment operations	(1.97)	(0.15)	0.29	0.46	0.50	0.85
Dividends and distributions from:
Net investment income	(0.24)	(0.53)	(0.64)	(0.55)	(0.38)	(0.31)
Net realized gain	(0.02)	—	—	—	—	—
Total dividends and distributions	(0.26)	(0.53)	(0.64)	(0.55)	(0.38)	(0.31)
Net asset value, end of period	$6.44	$8.67	$9.35	$9.70	$9.79	$9.67

Total Investment Return[2]
Based on net asset value	(22.75)%[3]	(1.61)%[4]	2.89%	4.90%	5.26%	9.41%

Ratios to Average Net Assets[5]
Total expenses	1.67%[6]	1.50%[4]	1.59%	1.57%	1.54%	1.57%
Net investment income	6.90%[6]	5.96%	6.53%	5.70%	4.03%	3.20%

Supplemental Data
Net assets, end of period (000)	$122,279	$186,637	$247,861	$322,202	$355,108	$295,382
Portfolio turnover for the Master LLC	14%	56%	46%	54%	53%	76%

1 Based on average shares outstanding.
2 Total investment returns exclude the early withdrawal charge, if any. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value.
No secondary market for the Fund’s shares exists.
3 Aggregate total investment return.
4 During the year ended August 31, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.02 and increased total investment return 0.11%. The expense ratio excluding the refund was 1.64%.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 49

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Defined Opportunity Credit Trust (“Defined Opportunity”),
BlackRock Diversified Income Strategies Fund, Inc. (“Diversified Income”),
BlackRock Floating Rate Income Strategies Fund, Inc. (“Floating Rate
Income”), BlackRock Limited Duration Income Trust (“Limited Duration”)
BlackRock Senior Floating Rate Fund, Inc. (“Senior Floating Rate”) and
BlackRock Senior Floating Rate Fund II, Inc. (“Senior Floating Rate II”)
(referred to as the “Funds” or individually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
Defined Opportunity and Limited Duration are organized as Delaware
Statutory trusts. Diversified Income, Floating Rate Income, Senior Floating
Rate and Senior Floating Rate II are organized as Maryland corporations.
Defined Opportunity, Diversified Income, Floating Rate Income and Limited
Duration are registered as diversified, closed-end management investment companies. Senior Floating Rate and Senior Floating Rate II are registered as continuously offered, non-diversified, closed-end management invest-
ment companies. The Funds’ financial statements are prepared in conform-
ity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and estimates.
Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of their Common Shares on a daily basis.

Prior to commencement of operations on January 31, 2008, Defined
Opportunity had no operations other than those relating to organizational matters and the sale of 8,517 Common Shares on November 13, 2007 to BlackRock Advisors, LLC (the “Advisor” or “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., for $122,006. Investment operations for Defined Opportunity commenced on January 31, 2008.
Defined Opportunity will terminate no later than December 31, 2017.

Senior Floating Rate and Senior Floating Rate II seek to achieve their investment objectives by investing all their assets in the Master Senior
Floating Rate LLC (the “Master LLC”), which has the same investment objective and strategies of the Funds. The value of each Fund’s invest-
ment in the Master LLC reflects each Fund’s proportionate interest in the net assets of the Master LLC. The performance of each Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with Senior
Floating Rate and Senior Floating Rate II’s financial statements. The per-
centage of the Master LLC owned by Senior Floating Rate and Senior
Floating Rate II at February 28, 2009 was 69% and 31%, respectively.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Funds’
Board of Directors/Trustees (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage backed securities are estimated based on models that consider the esti-
mated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures con-
tracts traded on exchanges are valued at their last sale price. TBA commit-
ments are valued at the current market value of the underlying securities.
Swap agreements are valued utilizing quotes received daily by the Funds’
pricing service or through brokers which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Funds value their investments in Cash
Sweep Series and Money Market Series, each of BlackRock Liquidity Series,
LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid price. If no bid price is available, the prior day’s price will be used unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter options and swaptions are valued by an independent pricing service using a mathematical model which incorpo-
rates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”).
When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems

50 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (continued)

relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Senior Floating Rate and Senior Floating Rate II record their investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Effective September 1, 2008, the Senior Floating Rate and Senior Floating
Rate II implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-
corroborated inputs

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Funds’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessar-
ily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Senior Floating Rate’s investments:

Investments in
Valuation Inputs	Securities
Level 1	—
Level 2	$ 268,277,380
Level 3	—
Total	$ 268,277,380

The following table summarizes the inputs used as of February 28,
2009 in determining the fair valuation of the Senior Floating Rate II’s investments:

Investments in
Valuation Inputs	Securities
Level 1	—
Level 2	$ 122,821,506
Level 3	—
Total	$ 122,821,506

Derivative Financial Instruments: The Funds may engage in various port-
folio investment strategies both to increase the returns of the Funds and to hedge, or protect, their exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — The Funds may purchase or sell financial futures contracts and options on financial futures contracts for invest-
ment purposes or to manage its interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Portfolio as unre-
alized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counter-
parties to meet the terms of their contracts.

•Forward foreign currency exchange contracts — A forward foreign cur-
rency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Each Fund may enter into forward foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Foreign cur-
rency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the invest-
ments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward for-
eign currency contracts involves the risk that counterparties may not

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 51

Notes to Financial Statements (continued)

meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•Options — The Funds may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to)
the proceeds of the security sold. When an option expires (or the Fund enter into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “cov-
ered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction.

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or index.
Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. A Fund may execute transactions in both listed and over-the-counter options.
Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

•Covered call options — The Funds may sell covered call options which are options that give the purchaser the right to require the Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. A Fund will receive a premium (an up front payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any unrealized losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option.

•Swaps — The Funds may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the

Funds are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from
(or cost of) the closing transaction and the Funds’ basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps — The Funds may enter into credit default swaps for investment purposes or to manage their credit risk. Each Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g. bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). A
Fund may either buy or sell (write) credit default swaps. As a buyer, the
Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller
(writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Fund may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Interest rate swaps — Certain Funds may enter into interest rate swaps for investment purposes or to manage their interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline
(or amortize) over time.

•Swaptions — Swap options (swaptions) are similar to options on securi-
ties except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying

52 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (continued)

the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of dif-
ferent parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase in the secondary market certain mortgage pass-
through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National
Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include
FNMA guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Certain Funds invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated
maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market.
Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Mortgage Dollar Roll Transactions: The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar
(same type, coupon and maturity) securities on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateral-
ize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Funds, and the income from these invest-
ments will generate income for the Funds. The Funds will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Funds.

Floating Rate Loans: The Funds may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
(i) the lending rate offered by one or more European banks, such as LIBOR
(London InterBank Offered Rate), (ii) the prime rate offered by one or more
U.S. banks or (iii) the certificate of deposit rate. The Funds consider these investments to be investments in debt securities for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans.
Other fees earned/paid include commitment, amendment, consent, com-
missions and prepayment penalty fees. Facility, amendment and consent

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 53

Notes to Financial Statements (continued)

fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded on the accrual basis. When the Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn por-
tion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the
Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the bor-
rower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the financial interme-
diaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: Certain Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convert-
ible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obliga-
tions of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest pay-
ments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Reverse Repurchase Agreements: The Funds may enter into reverse repur-
chase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve lever-
age risk and also the risk that the market value of the securities that the
Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the
Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

TBA Commitments: The Funds may enter into to-be-announced (“TBA”)
commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing (not treated as purchase and sales) and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate.
Whether such a transaction produces a positive impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the inter-
est expense incurred by the Fund. Treasury rolls are not considered pur-
chases and sales and any gains or losses incurred on the treasury rolls will be deferred until the treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Funds.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that each Fund segregates assets in connection with certain invest-
ments (e.g., dollar rolls, TBA’s beyond normal settlement, options, swaps, forward foreign currency exchange contracts or financial futures contracts)
or certain borrowings (e.g., reverse repurchase agreements), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physi-
cally segregated. Furthermore, based on requirements and agreements with

54 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (continued)

certain exchanges and third party broker-dealers, each Fund may also be required to deliver or deposit securities as collateral for certain investments
(e.g., financial futures contracts, reverse repurchase agreements and swaps).

Investment Transactions and Investment Income: Certain Funds’ invest-
ment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Funds have determined the ex-dividend date. Interest income is recog-
nized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Senior Floating Rate and Senior Floating Rate II record daily their propor-
tionate share of the Master LLC’s income, expenses and realized and unre-
alized gains and losses. In addition, both Funds accrue their own expenses.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Funds policy to comply with the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.
Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for the year ended
August 31, 2008 for Defined Opportunity, the four years ended August 31,
2008 for Diversified Income, Floating Rate Income, Senior Floating Rate
and Senior Floating Rate II, the three years ended October 31, 2007 and the year ended August 31, 2008 for Limited Duration. The statutes of limi-
tations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on each of the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: Diversified Income and Floating Rate Income recorded bank overdrafts which resulted from estimates of available cash.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End
Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in other certain
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the
Funds. The Funds may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover certain Funds’ deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distribu-
tions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated on the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Certain Funds entered into an Investment Advisory Agreement with Advisor to provide investment advisory and administration services. The PNC
Financial Services Group, Inc. (“PNC”) and Bank of America Corporation
(“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”).
BAC became a stockholder of BlackRock following its acquisition of Merrill
Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock,
BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Funds’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services,
Defined Opportunity pays a monthly fee at an annual rate of 1.00%,
Limited Duration pays a monthly fee at an annual rate of 0.55% and
Diversified Income and Floating Rate Income each pay a monthly fee at an annual rate of 0.75% of the average daily value of each Fund’s net assets plus the proceeds of any outstanding borrowings. Average daily net assets is the average daily value of the Fund’s total assets minus the sum of its accrued liabilities.

The Advisor, on behalf of Diversified Income, Floating Rate Income and
Limited Duration, has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor,

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 55

Notes to Financial Statements (continued)

under which the Advisor pays BFM, for services it provides, a monthly fee that is an annual percentage of the investment advisory fee paid by the
Funds to the Advisor.

For the six months ended February 28, 2009, the Funds reimbursed the
Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement
to Advisor
Defined Opportunity	$ 723
Diversified Income	$1,276
Floating Rate Income	$2,487
Limited Duration	$4,928

For the period September 1, 2008 through December 31, 2008 Merrill
Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, received underwriting fees of $3,462,804 in connection with the issuance of the Defined Opportunity’s Common
Shares. In addition, Defined Opportunity reimbursed MLPF&S $46,000 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund’s Common Shares.

Senior Floating Rate and Senior Floating Rate II have entered into an
Administration Agreement with the Administrator. The administration fee to the Administrator is calculated daily and paid monthly based on an annual rate of 0.25% and 0.40%, respectively, of the average daily value of each
Fund’s net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

Senior Floating Rate and Senior Floating Rate II entered into a separate
Distribution Agreement and Distribution Plan with BlackRock Investments,
LLC (“BIL”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Funds. FAMD is a wholly owned subsidiary of
Merrill Lynch Group, Inc. BIL and BDI are affiliates of BlackRock, Inc.

For the six months ended February 28, 2009, the Distributor received early withdrawal charges for Senior Floating Rate and Senior Floating Rate II in
the amount of $136,691 and $27,255, respectively, relating to the tender of each Fund’s shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned sub-
sidiary of PNC and an affiliate of the Administrator, is Senior Floating Rate and Senior Floating Rate II’s transfer agent. Transfer agency fees borne by each Fund are comprised of those fees charged for all shareholder com-
munications including mailing of shareholder reports, dividend and distri-
bution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for com-
pensation to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales (including paydowns and TBA and mortgage dollar roll transactions and excluding short-term securities US Government securities)
for the six months ended February 28, 2009 were as follows:

	Total	Total
	Purchases	Sales
Defined Opportunity	$13,511,775	$40,755,731
Diversified Income	$18,951,256	$67,980,006
Floating Rate Income	$49,461,383	$118,610,313
Limited Duration	$892,518,966	$956,093,504

For the six months ended February 28, 2009, purchases and sales of US government securities for Limited Duration were $0 and $17,000,000, respectively.

For the six months ended February 28, 2009, purchases and sales for
Limited Duration attributable to mortgage dollar rolls were $739,743,242 and $738,788,047, respectively.

4. Reverse Repurchase Agreements:

For the six months ended February 28, 2009, Limited Duration’s daily weighted average interest rate was 0.43%.

5. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open trans-
actions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

6. Capital Share Transactions:

Defined Opportunity and Limited Duration are authorized to issue an unlim-
ited number of shares, par value $0.001, all of which were initially classi-
fied as Common Shares. Diversified Income and Floating Rate Income are
authorized to issue 200,000,000 shares, par value $0.10, all of which

56 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (continued)

were initially classified as Common Shares. The Board is authorized, how-
ever, to classify and reclassify any unissued shares without approval of
Common Shareholders.

Defined Opportunity’s shares issued and outstanding during the period
January 31, 2008 (commencement of operations) to August 31, 2008 increased by 8,900,000 from shares sold.

Organization costs of $22,000 were expensed upon the commencement of operations. Offering costs incurred in connection with Defined Opportunity’s offering of Common Shares have been charged against the proceeds from the initial Common Share offering in the amount of $200,500.

Shares issued and outstanding for the six months ended February 28, 2009 and the period ended August 31, 2008 (and the year ended October 31,
2007 for Limited Duration) increased by the following amounts as a result of dividend reinvestments:

	Six Months Ended	Period Ended	Year Ended
	February 28,	August 31,	October 31,
	2009	2008	2007
Defined Opportunity	84,923	15,264	—
Diversified Income	49,816	13,892	—
Floating Rate Income	31,791	—	—
Limited Duration	—	—	107,367

At February 28, 2009, the shares owned by an affiliate of the Advisor of the Funds were as follows:

Shares
Defined Opportunity	8,517
Floating Rate Income	7,877
Limited Duration	6,021

Transactions in capital shares, with respect to Senior Floating Rate and Senior Floating Rate II, were as follows:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2007
Senior Floating Rate	Shares	Amount	Shares	Amount
Shares sold	1,837,725	$11,319,841	4,490,899	$ 36,601,922
Shares issued to shareholders in reinvestment of dividends	113,657	699,508	182,375	1,499,356
Total issued	1,951,382	12,019,349	4,673,274	38,101,278
Shares tendered	(7,128,513)	(45,714,474)	(13,412,544)	(111,603,956)
Net decrease	(5,177,131)	$(33,695,125)	(8,739,270)	$ (73,502,678)

Senior Floating Rate II	Shares	Amount	Shares	Amount
Shares sold	1,881,424	$12,488,536	2,834,064	$ 25,451,600
Shares issued to shareholders in reinvestment of dividends
and distributions	36,466	240,166	41,005	365,615
Total issued	1,917,890	12,728,702	2,875,069	25,817,215
Shares tendered	(4,462,356)	(30,809,007)	(7,873,162)	(71,267,903)
Net decrease	(2,544,466)	$(18,080,305)	(4,998,093)	$ (45,450,688)

7. Commitments:

Certain Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loans
(“commitments”). Commitments may obligate the Funds to furnish tempo-
rary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 28,
2009 the Funds had the following unfunded loan commitments:

Defined Opportunity

		Value of
	Unfunded	Underlying
	Commitment	Loans
Borrower	(000)	(000)
Bausch & Lomb, Inc	$100	$85
Smurfit Stone	$315	$296

Floating Rate Income

		Value of
	Unfunded	Underlying
Underlying	Commitment	Loans
Borrower	(000)	(000)
Smurfit Corp	$420	$395

8. Short-Term Borrowings:

On May 16, 2008, Diversified Income and Floating Rate Income renewed their revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. (“Citicorp”) as agent, certain secondary backstop lenders, and certain asset securitization conduits as lenders (the “Lenders”). The agreement was renewed for one year and at the time of renewal had a maximum limit of $91 million for
Diversified Income and $155 million for Floating Rate Income.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 57

Notes to Financial Statements (concluded)

Under the Citicorp program, the conduits will fund advances to the Funds through the issuance of highly rated commercial paper. The Funds have granted a security interest in substantially all of their assets to, and in favor of, the Lenders. The interest rate on the Funds’ borrowings is based on the interest rate carried by the commercial paper plus a program fee. In addi-
tion, each Fund pays a liquidity fee to the secondary backstop lenders and the agent. These amounts are shown on the Statements of Operations as borrowing costs.

Under the agreement, the Funds are subject to certain conditions and covenants, which include among other things limitations on asset declines over prescribed time periods. As a result of the decline in net assets attribut-
able to market conditions, certain terms of the facility were renegotiated effective December 5, 2008, which included a reduction of the maximum limits to $50 million and $103 million for Diversified Income and Floating
Rate Income, respectively, waivers of certain financial covenants by the
Lenders, and an increase in program and liquidity fees under the facility.

For the six months ended February 28, 2009, the daily weighted average interest rates were as follows:

Daily Weighted
Average
Interest Rate
Diversified Income	1.96%
Floating Rate Income	1.71%

Defined Opportunity is a party to a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “Agreement”)
with State Street Bank and Trust Company (“SSB”) dated April 9, 2008. The
Agreement has a maximum limit of $67.5 million. Defined Opportunity has granted a security interest in substantially all of its assets to SSB. For the six months ended February 28, 2009, the weighted average annual interest rate was 0.76%.

9. Capital Loss Carryforward:

As of August 31, 2008, the Funds had capital loss carryforward available to offset future realized capital gains through the indicated expiration date:

		Floating		Senior	Senior
Expires	Diversified	Rate	Limited	Floating	Floating
August 31	Income	Income	Duration	Rate	Rate II
2009	—	—	—	$ 64,746,799	$ 1,546,632
2010	—	—	—	87,904,309	864,375
2011	—	—	—	53,409,203	17,719,049
2012	—	—	—	34,221,818	6,383,383
2013	—	$ 691,829	—	56,166,095	—
2014	$1,755,694	—	—	945,546	—
2015	2,237,399	—	—	2,561,691	—
2016	1,444,704	475,453	$21,933,927	31,419,599	4,923,144
Total	$5,437,797	$1,167,282	$21,933,927	$331,375,060	$31,436,583

10. Subsequent Events:

On March 5, 2009, the Diversified Income and Floating Rate Income ter-
minated their revolving credit agreement with Citicorp and entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “Agreement”) with State Street Bank and Trust
Company (“SSB”). The Agreement has a maximum commitment of $50 million for Diversified Income and $103 million for Floating Rate Income.
The Funds have a granted security interest in substantially all of their assets to SSB.

The Funds paid net investment income dividends on March 31, 2009 to shareholders of record on March 16, 2009 in the following amounts:

Common
Dividend
Per Share
Defined Opportunity	$0.082500
Diversified Income	$0.115000
Floating Rate Income	$0.104835
Limited Duration	$0.090000

Defined Opportunity renewed its revolving line of credit and security agree-
ment with SSB effective April 8, 2009. The maximum commitment was reduced from $67.5 million to $55 million.

Master Portfolio Summary as of February 28, 2009 (Unaudited)

Master Senior Floating Rate LLC

Portfolio Composition

Percent of
Long-Term
Investments

Floating Rate Loan Interests	95%
Corporate Bonds	5

58 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 2.0%
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 3.459%, 3/26/14	USD	392	$180,284
Term Loan, 3.459% – 5.762%, 3/26/14		6,682	3,070,229
Vought Aircraft Industries, Inc.:
Revolver, 2.47% – 4.25%, 12/22/10		6,000	3,600,000
Term Loan, 2.98%, 12/22/11		400	322,667
Tranche B Letter of Credit Deposit, 2.469%,
12/22/10		800	645,334
			7,818,514
Airlines — 0.5%
Delta Air Lines, Inc. Credit-Linked Deposit Loan,
0.32% – 2.445%, 4/30/12		1,485	1,128,600
US Airways Group, Inc. Loan, 2.979%, 3/21/14		1,495	679,736
			1,808,336
Auto Components — 1.8%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14		7,089	4,696,661
Dana Holding Corp. Term Advance, 7.25%, 1/31/15		2,485	756,224
Goodyear Tire & Rubber Co., The Loan (Second Lien),
2.23%, 4/30/14		2,000	1,390,714
Metaldyne Co. LLC:
Deposit Funded Tranche Loan, 2.319% – 5.125%,
1/11/12		288	34,615
Initial Tranche B Term Loan, 7.875% – 8%, 1/13/14		1,967	236,012
			7,114,226
Automobiles — 0.1%
Ford Motor Co. Term Loan, 5%, 12/15/13		746	238,470
Building Products — 0.8%
Building Materials Corp. of America Term Loan Advance,
3.625% – 3.875%, 2/22/14		2,013	1,372,168
Momentive Performance Materials (Blitz 06-103 GMBH):
Tranche B-1 Term Loan, 2.75%, 12/04/13		1,474	1,092,346
Tranche B-2 Term Loan, 3.803%, 12/04/13	EUR	972	768,258
			3,232,772
Capital Markets — 1.0%
Marsico Parent Co., LLC Term Loan,
4.25% – 7.75%, 12/15/14	USD	949	450,785
Nuveen Investments, Inc. Term Loan,
3.479% – 4.466%, 11/13/14		4,233	1,995,593
Riskmetrics Group Holdings, LLC Term B Loan (First Lien),
3.459%, 1/10/14		1,453	1,300,521
			3,746,899
Chemicals — 3.5%
Brenntag Holding Gmbh & Co. KG:
Acquisition Facility 1, 2.47% – 3.201%, 1/20/14		30	23,734
Facility B2, 2.47% – 3.501%, 1/20/14		1,470	1,161,266
Columbian Chemicals Acquisition LLC/Columbian
Chemicals Merger Sub, Inc. Tranche B Term Loan,
4.709%, 3/16/13		1,732	952,653
Edwards (Cayman Islands II) Ltd. Term Loan (First Lien),
2.479%, 5/31/14		739	443,250
Huish Detergents Inc:
Loan (Second Lien), 4.67%, 10/26/14		750	506,250
Tranche B Term Loan, 2.17%, 4/26/14		1,985	1,680,538
ISP Chemco LLC Term Loan, 2% – 2.75%, 6/04/14		1,478	1,236,176
PQ Corp. (fka Niagara Acquisition, Inc.):
Loan (Second Lien), 7.68%, 7/30/15		3,000	1,050,000
Term Loan (First Lien), 4.43% – 4.71%, 7/31/14		2,985	1,783,538
Polymer Group, Inc. Term Loan,
2.72% – 3.72%, 11/22/12		1,786	1,321,893
Rockwood Specialties Group, Inc. Tranche E Term Loan,
1.979%, 7/30/12		1,853	1,627,475
Solutia Inc. Loan, 8.50%, 2/28/14		2,885	1,853,887
			13,640,660

		Par
Floating Rate Loan Interests		(000)	Value

Commercial Services & Supplies — 2.5%
Alliance Laundry Systems LLC Term Loan,
3.35% – 3.59%, 1/27/12	USD	1,430	$1,165,276
ARAMARK Corp.:
Letter of Credit Facility Letter of Credit, 2.038%,
1/26/14		225	194,773
Term Loan, 3.334%, 1/26/14		3,549	3,065,859
John Maneely Co.Term Loan,
4.604% – 4.41%, 12/09/13		1,149	657,936
Kion Group GMBH (fka Neggio Holdings 3 GMBH):
Facility B, 2.479%, 12/29/14		250	85,000
Facility C, 2.979%, 12/29/15		250	85,000
SIRVA Worldwide, Inc. Loan (Second Lien),
8.17% – 12%, 5/12/15		403	20,154
Synagro Technologies, Inc. Term Loan (First Lien),
2.45%, 4/02/14		2,730	1,521,889
West Corp. Term B-2 Loan,
2.811% – 2.854%, 10/24/13		3,903	2,857,552
			9,653,439
Computers & Peripherals — 0.4%
Dealer Computer Services, Inc. (Reynolds & Reynolds)
Term Loan (First Lien), 2.479%, 10/26/12		743	482,968
Intergraph Corp. Second Lien Term Loan,
6.479% – 7.256%, 11/28/14		1,000	825,000
			1,307,968
Construction & Engineering — 0.3%
BakerCorp. Tranche C Term Loan,
2.705% – 2.729, 5/08/14		983	621,431
Brand Energy & Infrastructure Services, Inc.
(FR Brand Acquisition Corp.) First Lien Term Loan B,
3.688% – 8.25%, 2/07/14		2,183	993,713
			1,615,144
Construction Materials — 0.4%
Headwaters Inc. Term Loan B1 (First Lien),
5.97%, 4/30/11		2,109	1,476,562
Containers & Packaging — 1.8%
Graham Packaging Co., LP New Term Loan,
2.688% – 4.813%, 10/07/11		1,751	1,464,760
Graphic Packaging International, Inc.:
Incremental Term Loan, 3.229% – 7.50%, 5/16/14		2,595	2,211,417
Term B Loan, 2.479% – 6.635%, 5/16/14		584	486,014
Smurfit-Stone Container Canada, Inc.:
Tranche C, 2.44% – 4.25%, 11/01/11		339	225,134
Tranche C-1 Term Loan, 2.94%, 11/01/11		421	279,906
Smurfit-Stone Container Enterprises, Inc.:
Deposit Funded Facility, 2.10%, 11/01/10		1,821	1,206,438
Tranche B, 2.44% – 4.25%, 11/01/11		180	118,996
Smurfit-Stone Container Term Loan B, 0%, 2/03/10		1,160	1,152,750
			7,145,415
Distributors — 0.2%
Keystone Automotive Operations, Inc. Loan,
3.947% – 5.75%, 1/12/12		2,615	980,617
Diversified Consumer Services — 0.7%
Coinmach Corp.Term Loan, 3.47% – 4.26%, 11/14/14		3,970	2,580,451
Diversified Financial Services — 0.6%
J.G. Wentworth, LLC Loan (First Lien), 3.709%, 4/04/14		6,800	612,000
LPL Holdings, Inc. Tranche D Term Loan,
2.159% – 2.229%, 6/28/13		2,236	1,810,998
			2,422,998
Diversified Media — 1.8%
Nielsen Finance LLC Dollar Term Loan,
2.448% – 4.803%, 8/09/13		9,099	7,138,633

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 59

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Diversified Telecommunication Services — 1.6%
BCM Ireland Holdings Ltd. (Eircom):
Facility B, 3.428%, 8/14/14	EUR	985	$833,921
Facility C, 3.678%, 8/14/13		985	833,828
Hawaiian Telcom Communications, Inc. Tranche C
Term Loan, 4.75%, 5/30/14	USD	1,595	665,085
PAETEC Holding Corp. Replacement Term Loan,
2.979%, 2/28/13		1,452	1,052,363
Time Warner Telecom Holdings Inc. Term Loan B Loan,
2.48%, 1/07/13		1,960	1,732,150
Wind Finance SL S.A. Euro Facility (Second Lien),
11.473%, 12/17/14	EUR	1,000	1,097,923
			6,215,270
Electric Utilities — 0.4%
Astoria Generating Co.Acquisitions, L.L.C. Second Lien
Term Loan C, 4.23%, 8/23/13	USD	2,250	1,622,813
Electrical Equipment — 0.3%
Generac Acquisition Corp. First Lien Term Loan,
2.919% – 6.65%, 11/10/13		2,107	1,127,411
Electronic Equipment & Instruments — 0.8%
Flextronics International Ltd. A Closing Date Loan,
3.344% – 3.685%, 10/01/14		1,515	992,182
Flextronics International Ltd. Delay Draw Term Loan,
3.344%, 10/01/12		435	285,110
L-1 Identity Solutions Operating Co. Term Loan,
6.75% – 7.294%, 8/05/13		1,210	1,109,888
Safenet, Inc. Loan (Second Lien), 7.66%, 4/12/15		2,250	877,500
			3,264,680
Energy Equipment & Services — 1.7%
Brock Holdings III, Inc. Term B Loan,
0.468% – 4.25%, 2/26/14		1,474	869,513
Dresser, Inc.:
Term B Loan, 2.729% – 3.488%, 5/04/14		2,912	2,090,623
Term Loan (Second Lien), 6.988%, 5/04/15		2,000	900,000
MEG Energy Corp.:
Delayed Draw Term Loan, 3.46%, 4/02/13		1,239	768,219
Initial Term Loan, 3.46%, 4/03/13		1,216	753,688
Volnay Acquisition Co. I (aka CGG) B1 Term Loan Facility,
3.811% – 5.428%, 1/12/14		1,407	1,213,347
			6,595,390
Food & Staples Retailing — 1.4%
AB Acquisitions UK Topco 2 Ltd. Facility B2 UK Borrower,
4.161%, 7/09/15	GBP	4,000	4,021,199
DS Waters of America, Inc. Term Loan,
4.455%, 10/29/12	USD	500	275,000
DSW Holdings, Inc. Loan, 2.705%, 3/02/12		1,390	1,014,804
			5,311,003
Food Products — 0.9%
Dole Food Co., Inc.:
Credit-Linked Deposit, 1.03%, 4/12/13		345	309,315
Tranche B Term Loan, 2.50%, 4/12/13		446	399,414
Solvest, Ltd. (Dole) Tranche C Term Loan,
2.563% – 6%, 4/12/13		1,660	1,488,096
Sturm Foods, Inc. Initial Term Loan First Loan,
3.75%, 1/31/14 (a)		2,456	1,393,922
			3,590,747

		Par
Floating Rate Loan Interests		(000)	Value

Health Care Equipment & Supplies — 2.1%
Bausch & Lomb Inc.:
Delayed Draw Term Loan, 4.709%, 4/24/15	USD	300	$255,738
Parent Term Loan, 4.709%, 4/24/15		1,979	1,687,868
Biomet, Inc. Dollar Term Loan, 4.459%, 3/25/15		3,191	2,840,047
DJO Finance LLC (ReAble Therapeutics Finance LLC)
Term Loan, 3.409% – 4.459%, 5/20/14		2,970	2,470,051
Hologic, Inc. Tranche B Term Loan, 3.75%, 3/31/13		889	799,823
			8,053,527
Health Care Providers & Services — 6.3%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.72% – 3.404%, 7/25/14		464	392,903
Funded Term Loan, 1.018% – 5.973%, 7/25/14		9,073	7,682,379
HCA Inc.:
Tranche A-1 Term Loan, 3.459%, 11/17/12		6,884	5,990,562
Tranche B-1 Term Loan, 3.709%, 11/18/13		4,311	3,633,399
Health Management Associates, Inc. Term B Loan,
3.209%, 2/28/14		380	303,257
HealthSouth Corp. Term Loan, 2.93% – 5.50%, 3/10/13		3,473	3,064,962
Surgical Care Affiliates, LLC Term Loan,
3.459%, 12/29/14		990	593,970
Vanguard Health Holding Co. II, LLC (Vanguard
Health System, Inc.) Replacement Term Loan,
2.729% – 3.709%, 9/23/11		3,135	2,878,125
			24,539,557
Health Care Technology — 0.3%
Sunquest Information Systems, Inc. (Misys Hospital
Systems, Inc.) Term Loan, 4.21%, 10/13/14		1,481	1,185,000
Hotels, Restaurants & Leisure — 3.9%
CCM Merger Inc. (Motor City Casino) Term B Loan,
3.459% – 4.193%, 7/13/12		1,772	1,001,192
Green Valley Ranch Gaming, LLC:
Second Lien Term Loan, 3.697%, 8/16/14		1,750	87,500
Term Loan (New), 2.449% – 4%, 2/16/14		473	189,700
Harrah’s Operating Co., Inc.:
Term B-1 Loan, 4.459%, 1/28/15		469	270,566
Term B-2 Loan, 4.159%, 1/28/15		10,182	5,922,803
Term B-3 Loan, 4.159%, 1/28/15		417	240,503
Lake at Las Vegas Joint Venture/LLV-1, LLC (b)(c):
Revolving Loan Credit-Linked Deposit Account,
11.75%, 6/20/12		361	16,852
Term Loan, 11.75%, 6/20/12		3,376	157,530
Penn National Gaming, Inc. Term Loan B,
2.15% – 4.41%, 10/03/12		4,920	4,431,326
QCE, LLC (Quiznos) Term Loan:
(First Lien) 3.75%, 11/05/13		1,950	1,075,287
(Second Lien) 9.512%, 11/05/13		2,800	938,000
VML US Finance LLC (aka Venetian Macau) Term B
Funded Project Loan, 2.73%, 5/27/13		1,624	934,779
			15,266,038
Household Durables — 2.0%
American Achievement Corp. Tranche B Term Loan,
2.71% – 4.50%, 3/25/11		910	745,935
Jarden Corp. Term Loan B3, 3.959%, 1/24/12		1,485	1,340,518
Simmons Bedding Co.Tranche D Term Loan,
5.50% – 9.535%, 12/19/11		4,269	3,261,649
Visant Corp. (fka Jostens) Tranche C Term Loan,
2.413%, 12/21/11		1,819	1,568,858
Yankee Candle Co., Inc. Term Loan,
2.42% – 2.48%, 2/06/14		1,833	1,111,834
			8,028,794

See Notes to Financial Statements.

60 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

IT Services — 4.7%
Activant Solutions Inc. Term Loan, 3.438%, 5/02/13	USD	3,392	$1,594,396
Audio Visual Services Group, Inc.:
Loan (Second Lien), 6.96%, 8/28/14		1,500	105,000
Tranche B Term Loan (First Lien), 3.71%, 2/28/14		1,975	553,000
Ceridian Corp U.S. Term Loan, 3.47%, 11/09/14		3,250	2,242,500
First Data Corp. Initial Tranche:
B-1 Term Loan, 3.159% – 3.223%, 9/24/14		2,831	1,857,979
B-2 Term Loan, 3.139% – 3.223%, 9/24/14		9,689	6,361,104
B-3 Term Loan, 3.159% – 3.223%, 9/24/14		995	650,042
RedPrairie Corp. Term Loan, 5.875%, 7/20/12		294	185,220
SunGard Data Systems Inc (Solar Capital Corp.) New US
Term Loan, 2.198% – 2.991%, 2/28/14		5,834	4,880,722
			18,429,963
Independent Power Producers & Energy Traders — 4.2%
NRG Energy, Inc. Term Loan,
1.909% – 5.262%, 2/01/13		4,212	3,868,086
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan,
3.909% – 4.451%, 10/10/14		9,866	6,155,214
Initial Tranche B-3 Term Loan,
3.909 – 4.451%%, 10/10/14		10,344	6,451,922
			16,475,222
Industrial Conglomerates — 0.4%
Sequa Corp. Term Loan, 3.67% – 3.70%, 12/03/14		2,385	1,454,929
Insurance — 0.4%
Alliant Holdings I, Inc. Term Loan, 4.459%, 8/21/14		1,973	1,479,389
Internet Software & Services — 0.0%
Channel Master Holdings, Inc. (b)(c):
Revolver, 8.313%, 11/15/04		128	—
Term Loan, 9%, 11/15/04		1,014	—
			—
Leisure Equipment & Products — 0.4%
Fender Musical Instruments Corp.:
Delayed Draw Loan, 2.66%, 6/09/14		664	298,998
Initial Loan, 3.71%, 6/09/14		1,316	591,987
True Temper Sports, Inc. Term Loan B,
3.606% – 6.061%, 3/15/11		1,063	665,998
			1,556,983
Life Sciences Tools & Services — 0.8%
Life Technologies Corp. Term B Facility,
5.25%, 11/20/15		3,416	3,343,838
Machinery — 2.6%
Mueller Water Products Inc. Term Loan B,
3.209% – 5.512%, 5/24/14		2,669	2,167,348
Navistar International Corp.:
Revolving Credit-Linked Deposit,
3.729% – 5.739%, 1/19/12		1,600	1,145,333
Term Advance, 3.729%, 1/19/12		4,400	3,149,665
Oshkosh Truck Corp.Term B Loan,
1.95% – 4.57%, 12/06/13		2,641	1,848,808
TriMas Co. LLC:
Tranche B Term Loan, 2.729% – 3.201%, 8/02/13		2,360	1,486,639
Tranche B-1 Loan, 2.463%, 3/27/12		557	350,967
			10,148,760

		Par
Floating Rate Loan Interests		(000)	Value

Media — 19.3%
Alpha Topco Ltd. (Formula One):
Facility B2, 2.854%, 12/31/13	USD	857	$431,493
Facility D, 2.854%, 6/30/14		589	296,652
Facility D, 5.311%, 6/30/14		1,000	280,000
Bragg Communications Inc. Term Loan B Tranche Two
Facility, 4.525%, 8/31/14		1,213	1,121,563
Bresnan Communications, LLC Term Loan B (First Lien),
3.18% – 4.20%, 9/29/13		1,750	1,491,875
CSC Holdings Inc. (Cablevision) Incremental Term Loan,
2.205% – 2.692%, 3/29/13		3,449	3,130,236
Catalina Marketing Corp. Initial Term Loan,
4.459%, 10/01/14		3,956	3,135,311
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.98%, 7/03/14		1,212	786,257
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		7,971	5,579,410
Cequel Communications, LLC (aka Cebridge):
Second Lien Tranche A Term Loan (Cash Pay), 7.693%,
5/05/14		5,000	3,062,500
Term Loan, 2.453% – 4.25%, 11/05/13		5,902	4,974,482
Charter Communications Operating, LLC Replacement
Term Loan, 3.18% – 3.36%, 3/06/14		4,472	3,550,007
Clarke American Corp. Tranche B Term Loan,
2.909% – 2.959%, 6/30/14		3,301	1,944,062
Cumulus Media, Inc. Replacement Term Loan,
2.197%, 6/11/14		941	378,568
Dex Media West LLC Tranche B Term Loan,
7%, 10/24/14		3,000	1,440,000
Discovery Communications Holding, LLC Term B Loan,
3.459%, 5/14/14		2,439	2,210,659
FoxCo Acquisition Subsidiary, LLC Term Loan, 7.25%,
7/14/15		1,491	765,187
Getty Images, Inc., Initial Term Loan, 7.25%, 7/02/15		1,491	1,418,579
Gray Television, Inc. Term Loan B – DD,
1.95% – 3.50%, 12/31/14		1,326	665,841
HMH Publishing Co. Ltd. (fka Education Media):
Mezzanine, 4.409% – 10.756%, 11/14/14		8,527	2,558,221
Tranche A Term Loan, 4.409%, 6/12/14		4,383	2,465,412
Hanley-Wood, LLC (FSC Acquisition) Term Loan,
2.814%, 3/08/14		2,233	811,337
Hargray Acquisition Co./DPC Acquisition LLC/HCP
Acquisition LLC, Term Loan (First Lien),
3.486%, 6/27/14		1,963	1,550,962
Idearc Inc. (Verizon) Tranche B Term Loan,
2.48% – 3.46%, 11/17/14		1,340	467,217
Insight Midwest Holdings, LLC B Term Loan,
2.42%, 4/07/14		3,075	2,704,718
Intelsat Corp. (fka PanAmSat Corp.):
Term B-2-A, 3.925%, 1/03/14		1,254	1,070,772
Term B-2-B, 3.925%, 1/03/14		1,253	1,070,306
Term B-2-C, 3.925%, 1/03/14		1,253	1,070,306
Tranche B-2-B Term Loan, 3.925%, 1/03/14		1,972	1,735,578
Knology, Inc. Term Loan, 2.663%, 6/30/12		2,426	1,941,051
Local TV Finance, LLC Term Loan, 2.48%, 5/07/13		1,241	521,033
Lodgenet Entertainment Corp. Closing Date Term Loan,
3.46%, 4/04/14		1,883	1,042,025
MCC Iowa LLC (Mediacom Broadband Group) Tranche A
Term Loan, 1.87%, 3/31/10		2,219	2,052,344
MCNA Cable Holdings LLC (OneLink Communications)
Loan (PIK facility), 9.62%, 3/01/13 (a)		1,179	731,214
Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
2.659% – 3.729%, 4/09/12		2,995	1,332,919

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 61

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Media (concluded)
Multicultural Radio Broadcasting, Inc. Term Loan,
3.195%, 12/18/12	USD	533	$373,447
NEP II, Inc. Term B Loan, 2.729%, 2/18/14		378	306,270
NTL Cable Plc Term Loan, 5.892%, 11/19/37	GBP	199	228,570
NV Broadcasting, LLC Second Lien,
8.72%, 11/03/14	USD	3,250	650,000
National CineMedia, LLC Term Loan, 3.75%, 2/13/15		1,250	1,021,875
Newsday, LLC Floating Rate Term Loan,
6.594%, 8/01/13		2,500	2,193,750
NextMedia Operating, Inc.:
Delay Draw Term Loan, 5.123%, 11/15/12		122	57,235
Initial Term Loan (First Lien), 5.174%, 11/15/12		1,403	659,350
Loan (Second Lien), 8.44% – 9.47%, 11/15/13		3,275	802,348
Nielsen Finance LLC Dollar Term Loan,
4.803%, 8/09/13		483	378,962
Penton Media, Inc. Loan (Second Lien),
7.799%, 2/01/14		500	55,625
Penton Media, Inc. Term Loan (First Lien),
2.659%, 2/01/13		491	182,991
Sitel, LLC (ClientLogic) U.S. Term Loan,
5.947% – 6.911%, 1/30/14		911	503,899
Sunshine Acquisition Ltd. (aka HIT Entertainment)
Term Facility, 3.49% – 4.71%, 7/31/14		4,243	2,015,511
TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		998	951,615
UPC Financing Partnership:
Facility N, 2.163%, 12/31/14		500	423,750
M Facility, 3.76%, 12/31/14	EUR	2,800	2,594,505
Virgin Media Investment Holdings Ltd. (fka NTL):
B1 Facility, 5.04%, 7/30/12	GBP	823	945,688
B1 Facility, 5.802%, 7/30/12		1,141	1,310,766
C Facility, 5.892%, 7/17/13		131	150,550
			75,594,804
Metals & Mining — 0.4%
Algoma Steel Inc. Term Loan, 2.92%, 6/20/13	USD 2,446		1,443,254
Multi-Utilities — 1.2%
Energy Transfer Equity, LP Term Loan,
2.991%, 11/01/12		750	652,500
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
First Lien Term Loan B, 4.125% – 5.75%, 11/01/13		1,774	1,481,571
Synthetic Letter of Credit, 1.35%, 11/01/13		226	188,429
KGEN LLC:
Synthetic Letter of Credit Loan (First Lien), 1.34%,
2/08/14		750	525,000
Term Loan (First Lien), 3.25%, 2/08/14		1,225	857,500
Mach Gen, LLC Synthetic Letter of Credit Loan (First Lien),
1.218%, 2/22/13		69	51,739
USPF Holdings, LLC Term Loan, 2.205%, 4/11/14		923	784,632
			4,541,371
Multiline Retail — 0.4%
Dollar General Corp. Tranche B-1 Term Loan,
3.079% – 6.17%, 7/07/14		2,000	1,726,818
Oil, Gas & Consumable Fuels — 3.0%
Big West Oil, LLC:
Delayed Advance Loan, 4.50%, 5/15/14		963	471,625
Initial Advance Loan, 4.50%, 5/15/14		766	375,156

		Par
Floating Rate Loan Interests		(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Enterprise GP Holdings LP Term Loan B,
2.699% – 3.648%, 11/08/14	USD	1,733	$1,576,575
Petroleum GEO-Services ASA/PGS Finance, Inc.
Term Loan, 3.21%, 6/29/15		1,910	1,372,196
ScorpionDrilling Ltd. Second Lien, 8.966%, 5/08/14		7,000	5,635,000
Vulcan Energy Corp. (fka Plains Resources Inc.) Term B3
Loan, 6.25%, 8/12/11		1,750	1,513,750
Western Refining, Inc. Term Loan, 9.25%, 5/30/14		1,128	700,389
			11,644,691
Other — 0.1%
RedPrairie Corp. Term Loan, 5.25% – 6.313%, 7/20/12		489	307,895
Paper & Forest Products — 2.7%
Georgia-Pacific LLC Term B Loan:
1.994% – 3.689%, 12/20/12		7,493	6,467,619
1.994% – 2.956%, 12/20/12		1,767	1,525,049
NewPage Corp. Term Loan, 7%, 12/22/14		3,960	2,412,000
			10,404,668
Personal Products — 0.4%
American Safety Razor Co., LLC Loan (Second Lien),
6.73%, 1/30/14		2,650	1,696,000
Professional Services — 0.5%
Booz Allen Hamilton Inc. Tranche B Term Loan,
7.50%, 7/31/15		1,995	1,878,293
Real Estate Management & Development — 0.8%
Capital Automotive LP Term Loan, 2.217%, 12/16/10		2,128	992,894
Mattamy Funding Partnership Loan, 3.563%, 4/11/13		2,918	2,042,250
			3,035,144
Road & Rail — 0.5%
RailAmerica, Inc. Canadian Term Loan, 5.44%, 8/14/09		156	140,787
RailAmerica, Inc. U.S. Term Loan, 5.44%, 8/14/09		2,093	1,884,213
			2,025,000
Specialty Retail — 0.5%
Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
2.73% – 3.709%, 10/20/13		957	643,925
General Nutrition Centers, Inc. Term Loan,
3.69% – 3.72%, 9/16/13		1,741	1,266,679
			1,910,604
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc. Term B Loan (First Lien),
2.909% – 4%, 9/05/13		1,045	979,021
Trading Companies & Distributors — 0.2%
Beacon Sales Acquisition, Inc. Term B Loan,
2.479% – 3.435%, 9/30/13		978	692,396
Wireless Telecommunication Services — 1.7%
Cellular South, Inc.:
Delayed Draw Term Loan, 1.988%, 5/29/14		500	450,000
Term Loan, 1.979% – 3.75%, 5/29/14		1,478	1,329,750
Cricket Communications, Inc. (aka Leap Wireless)
Term B Loan, 6.50%, 6/16/13		3,283	3,038,978
MetroPCS Wireless, Inc. New Tranche B Term Loan,
2.75%, 11/03/13		2,237	1,939,823
			6,758,551
Total Floating Rate Loan Interests — 85.5%			334,248,928

See Notes to Financial Statements.

62 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Chemicals — 2.1%
GEO Specialty Chemicals Corp.,
7.50%, 3/31/15 (d)(e)	USD 2,445	$ 1,831,006
GEO Specialty Chemicals, Inc., 9.935%, 12/31/09 (d)	3,929	2,941,839
Wellman Holdings, Inc. (d):
Second Lien Subordinate Note, 10%, 1/29/19	2,000	2,000,000
Third Lien Subordinate Note, 5%, 1/29/19	2,206	1,544,200
		8,317,045
Diversified Financial Services — 0.2%
Ford Motor Credit Co. LLC, 5.544%, 4/15/09 (f)	750	693,750
Diversified Telecommunication Services — 0.6%
Qwest Corp., 5.246%, 6/15/13 (f)	2,525	2,139,937
Hotels, Restaurants & Leisure — 0.6%
Galaxy Entertainment Finance Co. Ltd.,
7.323%, 12/15/10 (e)(f)	3,300	2,475,000
Universal City Florida Holding Co. I, 5.92%, 5/01/10 (f)	50	24,000
		2,499,000
Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (e)	2,821	1,272,980
NewPage Corp., 7.42%, 5/01/12 (f)	650	156,000
Verso Paper Holdings LLC Series B, 4.92%, 8/01/14 (f)	11,400	2,964,000
		4,392,980
Total Corporate Bonds — 4.6%		18,042,712

Common Stocks	Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (c)(e)	39,151	15,030
Wellman Holdings, Inc. (c)	5,206	1,302
		16,332
Commercial Services & Supplies — 0.0%
Sirva Technologies Holding Co.	1,817	9,085
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.	335,138	189,671
Ainsworth Lumber Co. Ltd. (c)(e)	376,109	213,420
		403,091
Total Common Stocks — 0.1%		428,508
Total Long-Term Investments
(Cost —$532,500,843) — 90.2%		352,720,148

	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.73% (g)(h)	USD 32,079	32,079,462
Total Short-Term Securities
(Cost — $32,079,462) — 8.2%		32,079,462
Total Investments (Cost — $564,580,305*) — 98.4%		384,799,610
Other Assets Less Liabilities — 1.6%		6,299,276
Net Assets — 100.0%		$391,098,886

* The cost and unrealized appreciation (depreciation) of investments as of February
28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 563,928,649
Gross unrealized appreciation	$ 1,060,734
Gross unrealized depreciation	(180,189,773)
Net unrealized depreciation	$(179,129,039)

(a) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) Convertible security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Variable rate security. Rate shown is as of report date.
(g) Investments in companies considered to be an affiliate of the Master LLC, for pur-
poses of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	USD 3,013,425	$187,306

(h) Represents the current yield as of report date.
•For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master
LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Foreign currency exchange contracts as of February 28, 2009 were as follows:

						Unrealized
Currency					Settlement Appreciation
Purchased		Currency Sold		Counterparty	Date	(Depreciation)

USD	504,352	CAD	620,000	UBS AG	3/18/09	$17,036
USD	4,810,788	EUR	3,669,500	Deutsche Bank AG	3/18/09	159,531
USD	464,768	EUR	370,000	UBS AG	3/18/09	(4,224)
USD	6,242,588	GBP	4,210,000	UBS AG	3/18/09	216,085
Total						$388,428

•Credit default swaps on traded indexes — sold protection outstanding as of
February 28, 2009 were as follows:

	Received				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Depreciation

LCDX Index	3.25%	JPMorgan	June	B–	USD 1,893	$ (66,756)
		Chase	2013

1 Using Standard and Poor’s weighted average ratings of the underlying securities in the Index.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 63

Schedule of Investments (concluded)

Master Senior Floating Rate LLC

•Effective September 1, 2008, the Master LLC adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Master LLC’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2009 in deter-
mining the fair valuation of the Master LLC’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 189,671	—	—
Level 2	265,071,284	$392,652	$(70,980)
Level 3	119,538,655	—	—
Total	$384,799,610	$392,652	$(70,980)

* Other financial instruments are foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

Investments in
Securities
Assets
Balance as of August 31, 2008	$43,445,695
Accrued discounts/premiums	472,149
Realized loss	(10,368,113)
Change in unrealized appreciation/depreciation[1]	(76,313,399)
Net sales	(26,377,340)
Net transfers in Level 3	188,679,663
Balance as of February 28, 2009	$119,538,655

1 Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements.

64 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statement of Assets and Liabilities	Master Senior Floating Rate LLC

February 28, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $532,500,843)	$352,720,148
Investments at value — affiliated (cost — $32,079,462)	32,079,462
Unrealized appreciation on forward foreign currency contracts	392,652
Foreign currency at value (cost — $111,932)	112,111
Cash	342,298
Cash held as collateral on swaps	600,000
Investments sold receivable	5,203,455
Interest receivable	3,802,665
Contributions receivable from investors	1,127,595
Principal paydown receivable	20,404
Swaps receivable	16,212
Commitment fees receivable	7,128
Prepaid expenses	20,867
Other assets	2,227
Total assets	396,447,226

Liabilities

Swap premiums received	575,107
Unrealized depreciation on swaps	66,756
Unrealized depreciation on unfunded corporate loans	26,639
Unrealized depreciation on forward foreign currency contracts	4,224
Investments purchased payable	4,199,701
Investment advisory fees payable	292,355
Deferred income	16,088
Officer’s and Directors’ fees payable	633
Other affiliates payable	4,105
Other accrued expenses payable	162,677
Other liabilities payable	55
Total liabilities	5,348,340
Net Assets	$391,098,886

Net Assets Consist of

Investors’ capital	$570,585,073
Net unrealized appreciation/depreciation	(179,486,187)
Net Assets	$391,098,886

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 65

Statement of Operations	Master Senior Floating Rate LLC

Six Months Ended February 28, 2009 (Unaudited)

Investment Income

Interest	$ 18,187,150
Income — affiliated	187,306
Facility and other fees	238,162
Total income	18,612,618

Expenses

Investment advisory	2,061,538
Accounting services	84,887
Custodian	30,041
Officer and Directors	26,461
Professional	9,395
Printing	3,216
Assignment	3,114
Miscellaneous	40,524
Total expenses	2,259,176
Net investment income	16,353,442

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(27,969,203)
Swaps	166,902
Foreign currency	2,986,212
(24,816,089)
Net change in unrealized appreciation/depreciation on:
Investments	(119,400,610)
Swaps	(125,171)
Foreign currency	(525,069)
Unfunded corporate loans	345,639
(119,705,211)
Total realized and unrealized loss	(144,521,300)
Net Decrease in Net Assets Resulting from Operations	$ (128,167,858)

See Notes to Financial Statements.

66 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statements of Changes in Net Assets	Master Senior Floating Rate LLC

	Six Months
	Ended
	February 28,	Year Ended
	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$16,353,442	$ 40,966,288
Net realized loss	(24,816,089)	(21,219,849)
Net change in unrealized appreciation/depreciation	(119,705,211)	(27,182,080)
Net decrease in net assets resulting from operations	(128,167,858)	(7,435,641)

Capital Transactions
Proceeds from contributions	23,808,377	62,053,522
Fair value of withdrawals	(93,289,652)	(224,197,628)
Net decrease in net assets derived from capital transactions	(69,481,275)	(162,144,106)

Net Assets
Total decrease in net assets	(197,649,133)	(169,579,747)
Beginning of period	588,748,019	758,327,766
End of period	$391,098,886	$ 588,748,019

Financial Highlights				Master Senior Floating Rate LLC

	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Total Investment Return
Total investment return	(22.44)%[1]	(1.08)%	3.49%	5.37%	5.78%	10.15%

Ratios to Average Net Assets
Total expenses excluding interest expense	1.04%[2]	1.04%	1.02%	1.03%	1.01%	1.02%
Total expenses	1.04%[2]	1.04%	1.04%	1.04%	1.01%	1.02%
Net investment income	7.54%[2]	6.41%	7.07%	6.22%	4.52%	3.81%

Supplemental Data
Net assets, end of period (000)	$ 391,099 $	588,748	$758,328	$925,910	$ 1,032,819	$ 1,052,881
Portfolio turnover	14%	56%	46%	54%	53%	76%
Average loan outstanding during the period (000)	—	—	$2,255	$1,932	—	—

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 67

Notes to Financial Statements (Unaudited)

Master Senior Floating Rate LLC

1. Organization and Significant Accounting Policies:

Master Senior Floating Rate LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Board of Directors (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations.
The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC values most of its bond invest-
ments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market trans-
actions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on val-
uation technology commonly employed in the market for such investments.
Swap agreements are valued by quoted fair values received daily by the
Master LLC’s pricing service or through brokers. Short-term securities with maturities less than 60 days are valued at amortized cost, which approxi-
mates market value.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master
LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Credit default swaps — The Master LLC may enter into credit default swaps for investment purposes or to manage their credit risk. The
Master LLC enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection)
and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g. bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). The Master LLC may either buy or sell (write) credit default swaps. As a buyer, the Master LLC will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Master LLC will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Master LLC may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

The Master LLC may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the
Master LLC’s exposure to interest rate risk.

•Forward Foreign Currency Exchange Contracts — The Master LLC may
enter into forward foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Forward for-
eign currency exchange contracts, when used by the Master LLC, help to manage the overall exposure to the foreign currency backing some of the investments held by the Master LLC. The contract is marked-to-market daily and the change in market value is recorded by the Master LLC as an unrealized gain or loss. When the contract is closed, the Master LLC records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Foreign Currency Transactions: Foreign currency amounts are translated into
United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) pur-
chases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

68 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (continued)

Master Senior Floating Rate LLC

The Master LLC reports foreign currency related transactions as compo-
nents of realized gains for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Floating Rate Loans: The Master LLC invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically predetermined by refer-
ence to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Master
LLC considers these investments to be investments in debt securities for purposes of its investment policies.

The Master LLC earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income or expense. Prepayment penalty fees are recorded as gains or losses. When the Master LLC buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, a Master LLC may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Master LLC may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by a Master LLC may include covenant waiver fees and covenant modification fees.

The Master LLC may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Master LLC may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Master LLC having a con-
tractual relationship only with the lender, not with the borrower. The Master
LLC will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Master LLC generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Master LLC may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Master LLC will assume the credit risk of both the borrower and the lender that is selling the Participation. The Master LLC’s invest-
ments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master LLC may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Master LLC segregates assets in connection with certain investments (e.g., swaps and forward foreign currency contracts), the Master LLC will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on require-
ments and agreements with certain exchanges and third party broker-
dealers, the Master LLC may also be required to deliver or deposit securities as collateral for certain investments (e.g., swaps).

Investment Transactions and Investment Income: With respect to the
Master LLC, Investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC has determined the ex-dividend date.
Interest income is recognized on the accrual basis. The Master LLC amor-
tizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limi-
tations on the Master LLC’s US federal tax returns remains open for each of the four years ended August 31, 2008. The statutes of limitations on the
Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC’s financial state-
ment disclosures, if any, is currently being assessed.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 69

Notes to Financial Statements (continued)

Master Senior Floating Rate LLC

Other: Expenses directly related to the Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”) to provide investment advisory and administration services. As of January 31, 2009, The PNC Financial
Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are
the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co.,
Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and
Merrill Lynch were considered affiliates of the Master LLC under the 1940
Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Advisor a monthly fee at an annual rate of 0.95% of the average daily value of the Master LLC’s net assets.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate the Advisor, under which the Advisor pays BFM for services it provides, monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the six months ended February 28, 2009, the Master LLC reimbursed the Advisor $4,863 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the
Advisor for compensation to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended February 28, 2009 were
$61,781,412 and $133,239,614, respectively.

4. Commitments:

The Master LLC may invest in floating rate loans. In connection with these investments, the Master LLC may also enter into unfunded corporate loan
(“commitments”). Commitments may obligate the Master LLC to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Master LLC earns a commitment fee, typically set as a percentage of the commitment amount.

Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period.
As of February 28, 2009 the Master LLC had the following unfunded loan commitments:

		Value of
	Unfunded	Underlying
	Commitment	Loan
Borrower	(000)	(000)
Bausch & Lomb, Inc	$200	$170
Smurfit Corp	$803	$790

5. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Master LLC paid its pro rata share of a
0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Master LLC pays a commitment fee of
0.08% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the
Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-
ment) in effect from time to time. The Master LLC did not borrow under the credit agreement during the six months ended February 28, 2009.

6. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to coun-
terparty risk, or the risk that an entity with which the Master LLC has unset-
tled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master
LLCs’ exposure to credit and counterparty risks with respect to these finan-
cial assets is approximated by their value recorded in the Master LLCs’
Statement of Assets and Liabilities.

70 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Officers and Directors/Trustees

Richard E. Cavanagh, Chairman of the Board and Director/Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director/Trustee
G. Nicholas Beckwith, III, Director/Trustee
Richard S. Davis, Director/Trustee
Kent Dixon, Director/Trustee
Frank J. Fabozzi, Director/Trustee
Kathleen F. Feldstein, Director/Trustee
James T. Flynn, Director/Trustee
Henry Gabbay, Director/Trustee
Jerrold B. Harris, Director/Trustee
R. Glenn Hubbard, Director/Trustee
W. Carl Kester, Director/Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

BlackRock Defined Opportunity Credit Trust
BlackRock Diversified Income Strategies Fund, Inc.
BlackRock Floating Rate Income Strategies Fund, Inc.
BlackRock Limited Duration Income Trust

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Computershare Trust Company, N.A.
Providence, RI 02940

BlackRock Senior Floating Rate Fund, Inc.
BlackRock Senior Floating Rate Fund II, Inc.

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

For All Funds:

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Fund Address
100 Bellevue Parkway
Wilmington, DE 19809

Effective January 1, 2009, Robert S. Salomon, Jr. retired as
Director/Trustee of the Funds. The Board wishes Mr. Salomon
well in his retirement.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 71

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director/trustee nominees of each Fund:

Approved the Directors/Trustees as follows:
	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock Diversified Income Strategies Fund, Inc.	9,925,257	175,303	9,926,382	174,178	9,925,852	174,708
BlackRock Floating Rate Income Strategies Fund, Inc.	14,372,341	233,038	14,365,248	240,131	14,367,596	237,783

	W. Carl Kester		Robert S. Salomon, Jr.		Richard S. Davis
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock Diversified Income Strategies Fund, Inc.	9,931,332	169,228	9,927,027	173,533	9,931,425	169,135
BlackRock Floating Rate Income Strategies Fund, Inc.	14,371,576	233,803	14,362,354	243,025	14,368,564	236,815

	Frank J. Fabozzi		James T. Flynn		Karen P. Robards
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock Diversified Income Strategies Fund, Inc.	9,929,686	170,874	9,928,366	172,194	9,931,412	169,148
BlackRock Floating Rate Income Strategies Fund, Inc.	14,370,537	234,842	14,366,141	239,238	14,367,784	237,595

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock Diversified Income Strategies Fund, Inc.	9,932,186	168,374	9,926,659	173,901	9,928,672	171,888
BlackRock Floating Rate Income Strategies Fund, Inc.	14,372,341	233,038	14,365,872	239,507	14,368,564	236,815

Jerrold B. Harris

		Votes
	Votes For	Withheld
BlackRock Diversified Income Strategies Fund, Inc.	9,930,605	169,955
BlackRock Floating Rate Income Strategies Fund, Inc.	14,370,470	234,909

Approved the Class I Directors/Trustees as follows:
	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock Defined Opportunity Credit Trust	8,602,281	98,661	8,601,615	99,327	8,602,781	98,161
BlackRock Limited Duration Income Trust	30,799,737	392,487	30,793,529	398,695	30,791,279	400,945

	W. Carl Kester		Robert S. Salomon, Jr.
		Votes		Votes
	Votes For	Withheld	Votes For	Withheld
BlackRock Defined Opportunity Credit Trust	8,602,281	98,661	8,594,615	106,327
BlackRock Limited Duration Income Trust	30,799,289	392,935	30,788,987	403,237

72 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Additional Information (continued)

Section 19 Notices

These amounts are sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form
1099-DIV each calendar year that will tell you how to report these distribu-
tions for federal income tax purposes.

		Total Fiscal Year-to-Date Cumulative				Percentage of Fiscal Year-to-Date
		Distributions by Character			Cumulative Distributions by Character
	Net	Net		Total Per	Net	Net		Total Per
	Investment	Realized	Return of	Common	Investment	Realized	Return of	Common
	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Defined Opportunity	$0.43725	—	$0.23775	$0.67500	65%	0%	35%	100%
Diversified Income	$0.63481	—	$0.13519	$0.77000	82%	0%	18%	100%
Floating Rate Income	$0.69440	—	$0.02281	$0.71721	97%	0%	3%	100%
Limited Duration	$0.52020	—	$0.12233	$0.64253	81%	0%	19%	100%

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference

Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The Funds’
Forms N-Q may also be obtained upon request and without charge by call-
ing (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other informa-
tion regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regard-
ing the Funds and does not, and is not intended to, incorporate
BlackRock’s website into this report.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 73

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-
guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

74 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a represen-
tation of future performance. BlackRock Defined Opportunity Credit Trust, BlackRock Diversified Income Strategies Fund, Inc., BlackRock Floating Rate
Income Strategies Fund, Inc., BlackRock Limited Duration Income Trust, BlackRock Senior Floating Rate Fund, Inc., BlackRock Senior Floating Rate Fund II,
Inc. leverage their Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other informa-
tion herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how each Fund voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30, 2008 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – as of February 28, 2009
(a) Not Applicable
(b) Effective May 8, 2009, Messrs. Mark Williams and Kevin Booth, each a portfolio manager of the registrant identified in response to paragraph (a) of this item in the registrant’s most recent annual report, has resigned from the registrant’s investment adviser.

Effective May 8, 2009, the registrant is managed by a team of investment professionals comprised of
Leland T. Hart, Managing Director at BlackRock, James E. Keenan, Managing Director at BlackRock and
C. Adrian Marshall, Director at BlackRock. Messrs. Hart, Keenan and Marshall are the Fund’s co-
portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Hart, Keenan and Marshall have been members of the Fund’s management team since 2009.

Portfolio Manager	Biography
Leland T. Hart	Managing Director of BlackRock, Inc. since 2009; Partner of R3 Capital
Partners ("R3") in 2009; Managing Director of R3 from 2008 - 2009;
Managing Director of Lehman Brothers from 2006 - 2008; Executive Director of Lehman Brothers from 2003 - 2006.
James E. Keenan	Managing Director of BlackRock, Inc. since 2008; Director of BlackRock, Inc.
from 2004 - 2008; Head of the Leveraged Finance Portfolio team; senior high yield trader at Columbia Management from 2003 to 2004.

C. Adrian Marshall	Director of BlackRock, Inc. since 2007; Vice President of BlackRock, Inc.
from 2004 - 2007.

(a)(2) As of May 8, 2009:

	(ii) Number of Other Accounts Managed			(iii) Number of Other Accounts and
	and Assets by Account Type			Assets for Which Advisory Fee is
					Performance-Based
	Other	Other Pooled		Other	Other Pooled
(i) Name of	Registered	Investment	Other	Registered	Investment	Other
Portfolio Manager	Investment	Vehicles	Accounts	Investment	Vehicles	Accounts
	Companies			Companies
Leland T. Hart	9	0	0	0	0	0
	$2.04 Billion	$0	$0	$0	$0	$0
James E. Keenan	22	14	54	0	7	13
	$6.80 Billion	$2.69 Billion	$8.62 Billion	$0	$1.94 Billion	$4.09 Billion
C. Adrian Marshall
	9	1	3	0	0	0

$2.04 Billion	$49.4 Million	$441.3 Million	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale
BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of
BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted
that Mr. Keenan currently manages certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When
BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end,
BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of May 8, 2009:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources.
Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and
Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of
BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and
BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Leland T. Hart	A combination of market-based indices (e.g., CSFB Leveraged Loan
Index, CSFB High Yield II Value Index), certain customized indices and certain fund industry peer groups.
James E. Keenan	A combination of market-based indices (e.g., The Barclays Capital U.S.
Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.
C. Adrian Marshall	A combination of market-based indices (e.g., CSFB Leveraged Loan
Index, CSFB High Yield II Value Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and
BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc.
restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc.
common stock. Messrs. Keenan and Marshall have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Keenan and Marshall have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement
Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager except Mr. Hart is eligible to participate in these plans.

United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which
BlackRock employees are eligible to participate, including a Group Personal Pension Plan (GPPP) and the
BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the GPPP is between 6%
to 15% (dependent on service related entitlement) of eligible pay capped at £150,000 per annum. The
GPPP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a passive balanced managed fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Mr. Hart is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities.

Portfolio Manager	Dollar Range of Equity

Securities Beneficially Owned
Leland T. Hart	None
James E. Keenan	None
C. Adrian Marshall	None

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Diversified Income Strategies Fund, Inc.

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: May 8, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: May 8, 2009